ALPS|CoreCommodity Management

CompleteCommodities® Strategy Fund

CONSOLIDATED  STATEMENT OF INVESTMENTS

January 31, 2021 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (33.83%)
Argentina (0.04%)
YPF SA, Sponsored ADR(a)	73,592	$268,611

Australia (2.32%)
Alumina, Ltd.	833,315	1,079,481
Beach Energy, Ltd.	278,659	350,328
BHP Group, Ltd.	6,563	218,487
BlueScope Steel, Ltd.	85,800	1,087,852
Costa Group Holdings, Ltd.	104,343	312,598
Deterra Royalties, Ltd.(a)	100,615	331,418
Fortescue Metals Group, Ltd.	26,544	442,038
GrainCorp, Ltd., Class A	85,256	263,234
IGO, Ltd.	132,309	649,173
Iluka Resources, Ltd.	100,615	495,974
Incitec Pivot, Ltd.(a)	400,411	807,879
Mineral Resources, Ltd.	56,942	1,494,843
Newcrest Mining, Ltd.	6,962	133,656
Nufarm, Ltd.(a)	147,504	546,741
OceanaGold Corp.(a)	204,900	360,528
Oil Search, Ltd.	73,894	219,118
OZ Minerals, Ltd.	108,804	1,550,815
Regis Resources, Ltd.	93,204	258,570
Sandfire Resources NL	78,872	288,129
Santos, Ltd.	163,542	813,667
South32, Ltd.	823,504	1,598,586
St Barbara, Ltd.	162,515	274,487
Woodside Petroleum, Ltd.	18,740	350,461
		13,928,063

Austria (0.16%)
OMV AG	6,908	291,232
voestalpine AG	18,655	681,879
		973,111

Brazil (1.01%)
BRF SA, ADR(a)	141,840	557,431
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	56,688	422,326
Gerdau SA, Sponsored ADR	35,353	149,897
Petroleo Brasileiro SA, Sponsored ADR	106,194	1,067,250
Vale SA, Sponsored ADR	240,246	3,879,972
		6,076,876

Canada (3.33%)
B2Gold Corp.	59,884	296,426
Ballard Power Systems, Inc.(a)	32,985	1,127,097
Cameco Corp.	50,010	621,124
Canadian Solar, Inc.(a)	42,639	2,334,485
Centerra Gold, Inc.	33,100	342,972
First Quantum Minerals, Ltd.	226,000	3,764,458
Hudbay Minerals, Inc.	180,500	1,027,597
IAMGOLD Corp.(a)	84,106	284,278
Kinross Gold Corp.	28,621	199,775
Kirkland Lake Gold, Ltd.	5,700	219,040

	Shares	Value (Note 2)
Canada (continued)
Lundin Mining Corp.	279,700	$2,493,513
Maple Leaf Foods, Inc.	22,700	443,615
Nutrien, Ltd.	63,800	3,142,228
Parex Resources, Inc.(a)	56,800	859,496
Sandstorm Gold, Ltd.(a)	36,048	232,870
SSR Mining, Inc.(a)	34,757	611,303
Teck Resources, Ltd., Class B	87,501	1,599,518
Torex Gold Resources, Inc.(a)	21,700	285,770
Wheaton Precious Metals Corp.	2,912	119,596
		20,005,161

Chile (0.60%)
Antofagasta PLC	53,247	1,043,272
Sociedad Quimica y Minera de Chile SA, Sponsored ADR	50,514	2,573,183
		3,616,455

China (0.37%)
China Petroleum & Chemical Corp., ADR	5,780	274,088
Daqo New Energy Corp., ADR(a)	2,495	219,710
JinkoSolar Holding Co., Ltd., ADR(a)	23,496	1,456,516
PetroChina Co., Ltd., ADR	8,809	267,970
		2,218,284

Colombia (0.07%)
Ecopetrol SA, Sponsored ADR	35,996	409,634

Cyprus (0.02%)
Polymetal International PLC	5,234	113,379

Denmark (0.25%)
FLSmidth & Co. A/S(a)	9,925	348,993
Vestas Wind Systems A/S	5,391	1,173,448
		1,522,441

Faroe Islands (0.08%)
Bakkafrost P/F(a)	6,869	485,571

Finland (0.15%)
Metso Outotec Oyj	43,438	434,891
Outokumpu Oyj(a)	104,738	488,972
		923,863

France (0.08%)
TOTAL SE, Sponsored ADR	11,457	482,111

Germany (0.38%)
K+S AG	70,154	794,311
Nordex SE(a)	10,156	289,879
Salzgitter AG(a)	10,429	271,094
thyssenkrupp AG(a)	17,747	206,883
Varta AG(a)	3,960	707,392
		2,269,559

Great Britain (1.75%)
Anglo American PLC	57,298	1,895,148
BP PLC, Sponsored ADR	124,106	2,757,634

	Shares	Value (Note 2)
Great Britain (continued)
CNH Industrial N.V.(a)	64,438	$821,585
Evraz PLC	18,181	124,902
Kazakhmys PLC	16,882	167,698
Pentair PLC	14,791	805,518
Rio Tinto PLC, Sponsored ADR	31,219	2,385,756
Severn Trent PLC	16,661	527,783
Subsea 7 SA(a)	50,511	474,472
United Utilities Group PLC	43,789	553,295
		10,513,791

India (0.04%)
Vedanta, Ltd., ADR	27,652	240,849

Israel (0.12%)
SolarEdge Technologies, Inc.(a)	2,438	702,949

Italy (0.09%)
Eni SpA, Sponsored ADR	10,981	221,267
ERG SpA	10,237	312,814
		534,081

Japan (2.23%)
Daido Steel Co., Ltd.	6,200	252,747
GS Yuasa Corp.	21,600	635,142
Hitachi Metals, Ltd.	34,000	541,754
Inpex Corp.	261,533	1,510,597
Japan Petroleum Exploration Co., Ltd.	19,200	364,772
JFE Holdings, Inc.	236,400	2,051,531
Kobe Steel, Ltd.(a)	77,200	358,933
Kubota Corp.	114,300	2,508,719
Kurita Water Industries, Ltd.	10,016	405,918
Maruha Nichiro Corp.	5,600	125,852
Maruichi Steel Tube, Ltd.	5,300	114,253
Morinaga Milk Industry Co., Ltd.	6,500	323,930
Nippon Steel Corp.	99,290	1,144,141
Nippon Suisan Kaisha, Ltd.	65,500	273,268
Sumitomo Forestry Co., Ltd.	28,759	556,537
Sumitomo Metal Mining Co., Ltd.	35,700	1,548,721
Tokyo Steel Manufacturing Co., Ltd.	50,500	355,325
Yamato Kogyo Co., Ltd.	14,400	363,763
		13,435,903

Luxembourg (0.59%)
APERAM SA	14,100	610,008
ArcelorMittal(a)	13,403	289,371
ArcelorMittal SA(a)	5,056	110,700
Tenaris SA, ADR	130,745	2,021,318
Ternium SA, Sponsored ADR(a)	19,564	517,468
		3,548,865

Malaysia (0.22%)
Lynas Rare Earths, Ltd.(a)	361,944	1,322,225

Mexico (0.39%)
Grupo Mexico SAB de CV, Series B	537,400	2,319,322

	Shares	Value (Note 2)
Monaco (0.03%)
Endeavour Mining Corp.	9,058	$192,387

Netherlands (0.58%)
Core Laboratories N.V.	30,995	1,022,215
OCI N.V.(a)	15,679	325,175
Royal Dutch Shell PLC, Class A, Sponsored ADR	43,405	1,601,211
Royal Dutch Shell PLC, Class B	2,551	44,466
SBM Offshore N.V.	27,872	479,117
		3,472,184

Norway (1.99%)
Aker BP ASA	39,916	998,651
DNO ASA(a)	516,958	412,091
Equinor ASA	89,595	1,619,719
Leroy Seafood Group ASA	70,514	493,937
Mowi ASA	54,411	1,207,256
NEL ASA(a)	476,921	1,712,685
Norsk Hydro ASA	469,437	2,089,176
Salmar ASA	12,666	764,495
TGS NOPEC Geophysical Co. ASA	29,591	396,249
Yara International ASA	48,494	2,267,437
		11,961,696

Peru (0.40%)
Cia de Minas Buenaventura SAA, ADR(a)	24,873	253,207
Southern Copper Corp.	32,636	2,167,357
		2,420,564

South Africa (0.67%)
African Rainbow Minerals, Ltd.	36,752	666,469
Anglo Platinum, Ltd.	4,780	479,665
AngloGold Ashanti, Ltd., Sponsored ADR	17,712	415,524
Gold Fields, Ltd., Sponsored ADR	31,055	289,743
Impala Platinum Holdings, Ltd.	54,000	739,684
Kumba Iron Ore, Ltd.	15,133	608,542
Sasol, Ltd.(a)	77,701	847,595
		4,047,222

South Korea (0.06%)
POSCO, Sponsored ADR	6,691	366,600

Spain (0.29%)
Acerinox SA	44,206	492,471
Repsol SA	21,441	211,332
Siemens Gamesa Renewable Energy SA	24,558	1,010,001
		1,713,804

Sweden (1.44%)
AAK AB	17,147	335,602
Boliden AB	96,238	3,167,125
Epiroc AB, Class A	59,249	1,138,354
Holmen AB, B Shares	8,330	381,795
Lundin Energy AB	41,768	1,141,631
PowerCell Sweden AB(a)	11,159	504,781
SSAB AB, A Shares(a)	190,388	815,659

	Shares	Value (Note 2)
Sweden (continued)
Svenska Cellulosa AB SCA, Class B(a)	65,044	$1,147,725
		8,632,672

Switzerland (0.28%)
Bucher Industries AG	799	378,712
Glencore PLC(a)	380,289	1,283,870
		1,662,582

United States (13.80%)
AGCO Corp.	23,787	2,637,978
Alcoa Corp.(a)	196,015	3,528,269
Allegheny Technologies, Inc.(a)	112,906	1,920,531
American Water Works Co., Inc.	201	31,963
Archer-Daniels-Midland Co.	16,859	843,119
Archrock, Inc.	29,328	260,139
Baker Hughes Co.	46,640	936,998
Bunge, Ltd.	27,873	1,824,009
Cabot Oil & Gas Corp.	27,610	506,091
California Water Service Group	8,661	473,237
Cal-Maine Foods, Inc.(a)	14,471	554,818
Century Aluminum Co.(a)	5,584	54,444
CF Industries Holdings, Inc.	109,196	4,518,529
ChampionX Corp.(a)	42,298	646,736
Chevron Corp.	9,121	777,109
Cleveland-Cliffs, Inc.	165,255	2,535,012
Commercial Metals Co.	81,640	1,607,492
Compass Minerals International, Inc.	7,430	432,872
ConocoPhillips	44,697	1,789,221
Corteva, Inc.	50,406	2,009,183
Darling Ingredients, Inc.(a)	17,305	1,073,083
Deere & Co.	4,669	1,348,407
Devon Energy Corp.	43,208	711,204
Dril-Quip, Inc.(a)	2,365	71,234
Enphase Energy, Inc.(a)	10,981	2,002,385
EOG Resources, Inc.	39,658	2,020,972
Evoqua Water Technologies Corp.(a)	30,618	834,341
Exxon Mobil Corp.	22,980	1,030,423
First Solar, Inc.(a)	7,288	722,605
FMC Corp.	17,858	1,933,843
Freeport-McMoRan, Inc.	84,491	2,273,653
Fresh Del Monte Produce, Inc.	10,904	266,821
Green Plains, Inc.(a)	18,901	363,088
Halliburton Co.	39,187	690,867
Harsco Corp.(a)	20,191	335,776
Helix Energy Solutions Group, Inc.(a)	72,857	300,171
Helmerich & Payne, Inc.	96,817	2,350,717
Hess Corp.	1,266	68,339
HollyFrontier Corp.	22,080	628,397
Hormel Foods Corp.	8,346	391,094
Ingredion, Inc.	14,354	1,083,296
Kinder Morgan, Inc.	5,763	81,143
Livent Corp.(a)	76,648	1,396,527
Magnolia Oil & Gas Corp.(a)	91,528	775,242
Marathon Oil Corp.	408,299	2,956,085
Marathon Petroleum Corp.	24,420	1,053,967
Mosaic Co.	45,915	1,191,953
Murphy Oil Corp.	18,288	226,223
National Oilwell Varco, Inc.	14,052	173,964
New WEI, Inc.(a)	68,768	103

	Shares	Value (Note 2)
United States (continued)
Newmont Corp.	6,583	$392,347
Occidental Petroleum Corp.	14,527	291,412
Oceaneering International, Inc.(a)	15,572	131,583
Patterson-UTI Energy, Inc.	187,413	1,152,590
PDC Energy, Inc.(a)	67,573	1,467,010
Phillips 66	8,398	569,384
Pilgrim's Pride Corp.(a)	45,023	872,546
Plug Power, Inc.(a)	75,715	4,782,916
PotlatchDeltic Corp., REIT	16,439	785,127
ProPetro Holding Corp.(a)	49,120	392,469
Rayonier, Inc., REIT	22,544	693,228
Renewable Energy Group, Inc.(a)	21,902	1,962,419
RPC, Inc.(a)	140,085	624,779
Sanderson Farms, Inc.	8,094	1,102,322
Schlumberger NV	64,653	1,435,943
Steel Dynamics, Inc.	51,050	1,749,484
SunPower Corp.(a)	41,418	2,236,986
TPI Composites, Inc.(a)	13,921	834,007
Tyson Foods, Inc., Class A	32,253	2,074,190
United States Steel Corp.	117,056	2,078,915
Valero Energy Corp.	15,840	893,851
Warrior Met Coal, Inc.	10,153	233,722
Williams Cos., Inc.	1,855	39,382
		83,040,285

TOTAL COMMON STOCKS
(Cost $157,350,138)		203,421,100

MASTER LIMITED PARTNERSHIPS (0.07%)
United States (0.07%)
Energy Transfer LP	4,974	31,187
Enterprise Products Partners LP	10,676	215,976
Magellan Midstream Partners LP	2,054	91,321
MPLX LP	1,555	35,936
Plains All American Pipeline LP	3,090	25,863
		400,283

TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $900,221)		400,283

	Principal	Value
	Amount	(Note 2)
GOVERNMENT BONDS (59.08%)
U.S. Treasury Bonds (59.08%)
United States Treasury Inflation Indexed Bonds
0.125%, 4/15/21(b)	$20,313,000	$20,452,800
0.625%, 7/15/21(b)	118,182,154	120,186,618
0.125%, 1/15/22(b)	210,237,273	214,542,051
		355,181,469
TOTAL GOVERNMENT BONDS
(Cost $350,922,420)		355,181,469

Value
(Note 2)
TOTAL INVESTMENTS (92.98%)
(Cost $509,172,779)	$559,002,852

Other Assets In Excess Of Liabilities (7.02%)	42,219,486
NET ASSETS - 100.00%	$601,222,338

(a)	Non-Income Producing Security.
(b)	Security, or portion of security, is being held as collateral for total return swap contracts and futures contracts aggregating a total market value of $27,061,954.

For Fund compliance purposes, the Fund's industry and geographical classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management.  This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease.  Industries and regions are shown as a percent of net assets.

FUTURES CONTRACTS

					Notional Amount/
Description	Counterparty	Position	Contracts	Expiration Date	Fair Value (Note 2)	Unrealized Appreciation
Corn Future	Morgan Stanley	Long	430	03/12/21	$11,760,500	$2,550,126
Hard Red Winter Wheat Future	Morgan Stanley	Long	70	05/14/21	2,245,250	263,202
LME Aluminum Future	Morgan Stanley	Short	(92)	02/15/21	(4,537,624)	87,615
LME Nickel Future	Morgan Stanley	Long	52	02/15/21	5,509,452	7,136
NY Harbor USLD Future	Morgan Stanley	Short	(142)	05/28/21	(9,487,531)	94,828
Platinum Future	Morgan Stanley	Long	141	04/28/21	7,608,360	403,789
Silver Future	Morgan Stanley	Long	217	03/29/21	29,201,690	3,551,500
Soybean Future	Morgan Stanley	Long	297	03/12/21	20,344,500	2,491,524
Soybean Meal Future	Morgan Stanley	Long	96	03/12/21	4,137,600	356,273
Wheat Future	Morgan Stanley	Long	64	03/12/21	2,121,600	205,442
WTI Crude Future	Morgan Stanley	Short	(583)	05/20/21	(30,100,290)	191,744
					$38,803,507	$10,203,179

					Notional Amount/
Description	Counterparty	Position	Contracts	Expiration Date	Fair Value (Note 2)	Unrealized Depreciation
Brent Crude Future	Morgan Stanley	Long	478	02/26/21	$26,309,120	$(243,032)
Cocoa Future	Morgan Stanley	Short	(139)	03/16/21	(3,518,090)	(211,575)
Copper Future	Morgan Stanley	Short	(439)	03/29/21	(39,027,100)	(2,859,375)
Cotton #2	Morgan Stanley	Short	(121)	05/06/21	(4,951,320)	(314,431)
Gold Future	Morgan Stanley	Long	235	04/28/21	43,482,050	(146,876)
LME Copper Future	Morgan Stanley	Long	209	02/15/21	41,081,563	(574,104)
LME Zinc Future	Morgan Stanley	Long	82	02/15/21	5,251,075	(418,972)
Low Sulfur Gasoil Future	Morgan Stanley	Long	192	03/11/21	8,683,200	(94,541)
Natural Gas Future	Morgan Stanley	Long	1,036	02/24/21	26,563,040	(406,773)
Natural Gas Future	Morgan Stanley	Short	(74)	04/28/21	(1,942,500)	(53,134)
Sugar #11	Morgan Stanley	Short	(91)	02/26/21	(1,613,394)	(341,671)
Sugar #11 (World)	Morgan Stanley	Short	(29)	04/30/21	(489,798)	(1,001)
WTI Crude Future	Morgan Stanley	Short	(92)	02/22/21	(4,802,400)	(511,758)
WTI Crude Future	Morgan Stanley	Short	(132)	04/20/21	(6,848,160)	(557,787)
					$88,177,286	$(6,735,030)

Total Return Swap Contracts (a)

Swap Counterparty	Reference Obligation	Notional Amount	Floating Rate/Fixed Amount Paid by Fund	Termination Date	Value	Unrealized Appreciation (Depreciation) Base
Bank of America - Merrill Lynch	CRB 3m Fwd TR Index**	$77,247,765	USB3MTA + 30 bps*	6/30/2021	$77,247,260	$(505)
UBS	CRB 3m Fwd TR Index**	66,739,091	USB3MTA + 25 bps*	11/30/2021	66,739,095	4
Societe Generale	CRB 3m Fwd TR Index**	45,820,625	USB3MTA + 28 bps*	11/30/2021	45,820,627	2
Citigroup	CRB 3m Fwd TR Index**	77,655,076	USB3MTA + 24 bps*	9/30/2021	77,655,080	4
		$267,462,557			$267,462,062	$(495)

(a)	For long positions in the total return swap, the Fund receives payments based on any positive return of the Reference Obligation less the rate paid by the Fund. The Fund makes payments on any negative return of such Reference Obligations plus the rate paid by the Fund. For short positions in the total return swap, the Fund makes payments based on any positive return of the Reference Obligation less the rate received by the Fund. The Fund receives payments on any negative return of such Reference Obligations plus the rate received by the Fund.
*	United States Auction Results 3 Month Treasury Bill High Discount. Total return swap resets monthly.
**	CRB - Commodity Research Bureau

See Notes to Quarterly Statement of Investments.

ALPS | Kotak India Growth Fund

STATEMENT OF INVESTMENTS

January 31, 2021 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCKS (95.43%)
Communication Services (2.11%)
Wireless Telecommunication Services (2.11%)
Bharti Airtel, Ltd.	675,480	$5,115,451

TOTAL COMMUNICATION SERVICES		5,115,451

Consumer Discretionary (9.32%)
Auto Components (1.93%)
MRF, Ltd.	2,828	3,253,063
Varroc Engineering, Ltd.(a)(b)	247,676	1,422,427
		4,675,490

Automobiles (2.59%)
Mahindra & Mahindra, Ltd.	237,434	2,432,163
Maruti Suzuki India, Ltd.	38,917	3,835,938
		6,268,101

Hotels, Restaurants & Leisure (0.79%)
Jubilant Foodworks, Ltd.	54,109	1,917,125

Household Durables (2.71%)
Crompton Greaves Consumer Electricals, Ltd.	884,285	5,172,855
Dixon Technologies India, Ltd.(b)	6,058	1,169,331
Orient Electric, Ltd.	68,456	237,503
		6,579,689

Textiles, Apparel & Luxury Goods (1.30%)
Titan Co., Ltd.	161,653	3,140,380

TOTAL CONSUMER DISCRETIONARY		22,580,785

Consumer Staples (7.27%)
Beverages (1.09%)
United Spirits, Ltd.(c)	332,403	2,631,116

Food Products (0.90%)
Britannia Industries, Ltd.	45,411	2,174,311

Household Products (2.58%)
Hindustan Unilever, Ltd.	202,072	6,256,173

Personal Products (2.70%)
Dabur India, Ltd.	330,448	2,326,609
Emami, Ltd.	638,574	4,220,647
		6,547,256

TOTAL CONSUMER STAPLES		17,608,856

Energy (6.25%)
Oil, Gas & Consumable Fuels (6.25%)
Petronet LNG, Ltd.	853,454	2,768,173

		Value
	Shares	(Note 2)
Oil, Gas & Consumable Fuels (continued)
Reliance Industries, Ltd.	503,696	$12,359,858
		15,128,031

TOTAL ENERGY		15,128,031

Financials (31.88%)
Banks (16.99%)
AU Small Finance Bank, Ltd.(a)(b)(c)	369,544	4,412,321
Axis Bank, Ltd.(c)	832,016	7,539,980
HDFC Bank, Ltd., ADR(c)	109,290	7,879,809
HDFC Bank, Ltd.(c)	353,060	6,737,650
ICICI Bank, Ltd., Sponsored ADR(c)	387,411	5,849,906
ICICI Bank, Ltd.(c)	837,495	6,190,317
State Bank of India(c)	662,728	2,556,751
		41,166,734

Capital Markets (0.87%)
IIFL Wealth Management, Ltd.	152,372	2,115,887

Consumer Finance (4.01%)
Bajaj Finance, Ltd.	76,690	4,956,711
SBI Cards & Payment Services, Ltd.	352,831	4,756,158
		9,712,869

Insurance (3.73%)
HDFC Life Insurance Co., Ltd.(a)(b)(c)	298,860	2,773,403
ICICI Lombard General Insurance Co., Ltd.(a)(b)(c)	142,458	2,565,634
Max Financial Services, Ltd.(c)	395,666	3,697,148
		9,036,185

Real Estate Management & Development (0.70%)
Oberoi Realty, Ltd.(c)	233,952	1,685,220

Thrifts & Mortgage Finance (5.58%)
Aavas Financiers, Ltd.(c)	234,941	5,809,182
Housing Development Finance Corp., Ltd.	236,938	7,704,490
		13,513,672

TOTAL FINANCIALS		77,230,567

Health Care (6.00%)
Health Care Providers & Services (1.28%)
Max Healthcare Institute, Ltd.(c)	1,399,887	3,097,905

Pharmaceuticals (4.72%)
Alkem Laboratories, Ltd.	79,098	3,252,585
Aurobindo Pharma, Ltd.	274,083	3,389,234
Cadila Healthcare, Ltd.	396,533	2,450,457
Cipla, Ltd.	208,165	2,352,633
		11,444,909

TOTAL HEALTH CARE		14,542,814

		Value
	Shares	(Note 2)
Industrials (7.47%)
Air Freight & Logistics (0.66%)
Mahindra Logistics, Ltd.(a)(b)	249,520	$1,612,606

Building Products (1.81%)
Kajaria Ceramics, Ltd.	388,143	4,377,571

Construction & Engineering (2.50%)
Kalpataru Power Transmission, Ltd.	483,039	2,080,327
Larsen & Toubro, Ltd.	217,537	3,965,978
		6,046,305

Electrical Equipment (0.92%)
V-Guard Industries, Ltd.	707,730	2,232,189

Machinery (0.30%)
Timken India, Ltd.	43,792	717,939

Trading Companies & Distributors (1.28%)
IndiaMart InterMesh, Ltd.(a)(b)	29,226	3,114,544

TOTAL INDUSTRIALS		18,101,154

Information Technology (13.80%)
IT Services (13.80%)
Infosys, Ltd., Sponsored ADR	200,889	3,391,006
Infosys, Ltd.	765,867	12,977,384
Persistent Systems, Ltd.	52,758	1,100,574
Tata Consultancy Services, Ltd.	229,601	9,768,765
Tech Mahindra, Ltd.	470,975	6,183,362
		33,421,091

TOTAL INFORMATION TECHNOLOGY		33,421,091

Materials (9.62%)
Chemicals (4.73%)
Coromandel International, Ltd.	221,204	2,558,647
Indigo Paints, Ltd.(c)	3,361	68,639
Kansai Nerolac Paints, Ltd.	406,273	3,050,554
SRF, Ltd.	55,758	4,096,634
Supreme Industries, Ltd.	67,385	1,670,883
		11,445,357

Construction Materials (4.89%)
JK Cement, Ltd.	107,490	3,134,305
Ramco Cements, Ltd.	382,479	4,088,480
Shree Cement, Ltd.	8,748	2,724,983
UltraTech Cement, Ltd.	26,149	1,904,031
		11,851,799

TOTAL MATERIALS		23,297,156

		Value
	Shares	(Note 2)
Real Estate (0.91%)
Real Estate Management & Development (0.91%)
Brigade Enterprises, Ltd.	668,422	$2,215,577

TOTAL REAL ESTATE		2,215,577

Utilities (0.80%)
Gas Utilities (0.80%)
Indraprastha Gas, Ltd.	276,078	1,945,345

TOTAL UTILITIES		1,945,345

TOTAL COMMON STOCKS
(Cost $184,130,483)		231,186,827

TOTAL INVESTMENTS (95.43%)
(Cost $184,130,483)		$231,186,827

Other Assets In Excess Of Liabilities (4.57%)		11,060,773

NET ASSETS (100.00%)		$242,247,600

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2021, the aggregate market value of those securities was $15,900,935, representing 6.56% of net assets.
(b)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. As of January 31, 2021 the aggregate market value of those securities was 17,070,266 representing 7.05 of net assets.
(c)	Non-Income Producing Security.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund  management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments.

ALPS | Smith Short Duration Bond Fund

STATEMENT OF INVESTMENTS

January 31, 2021 (Unaudited)

	Principal	Value
	Amount	(Note 2)
COLLATERALIZED MORTGAGE OBLIGATIONS (0.98%)
Fannie Mae
Series 1992-180, Class F,
1M US L + 1.15%, 10/25/2022(a)	$8,061	$8,107
Series 1992-49, Class L,
7.000%, 04/25/2022	19,256	19,722
Series 1992-52, Class FD,
1M US L + 0.02%, 09/25/2022(a)	4,929	4,903
Series 1992-62, Class FA,
1M US L + 0.90%, 10/25/2022(a)	25,689	25,619
Series 1992-73, Class FC,
1M US L + 0.75%, 05/25/2022(a)	1,256	1,254
Series 1992-8, Class FA,
1M US L + 0.83%, 01/25/2022(a)	2,033	2,032
Series 1992-89, Class FB,
1M US L + 0.50%, 06/25/2022(a)	847	844
Series 1993-184, Class M,
–%, 09/25/2023	12,712	12,547
Series 1993-189, Class FB,
10Y US TI + -0.65%, 10/25/2023(a)	6,836	6,734
Series 1993-230, Class FA,
1M US L + 0.60%, 12/25/2023(a)	37,457	37,291
Series 1993-255, Class E,
7.100%, 12/25/2023	52,735	56,186
Series 1993-27, Class FC,
1M US L + 0.90%, 08/25/2023(a)	3,470	3,466
Series 1993-31, Class PN,
7.000%, 09/25/2023	105,277	110,935
Series 1993-97, Class FA,
1M US L + 1.25%, 05/25/2023(a)	7,322	7,276
Series 1994-18, Class FA,
1M US L + 0.60%, 02/25/2024(a)	14,667	14,711
Series 1994-22, Class F,
1M US L + 1.20%, 01/25/2024(a)	98,382	99,267

	Principal	Value
	Amount	(Note 2)
Series 1994-3, Class FB,
1M US L + 0.65%, 01/25/2024(a)	$34,040	$34,157
Series 1994-3, Class FA,
1M US L + 0.65%, 03/25/2024(a)	6,388	6,407
Series 1994-61, Class E,
7.500%, 04/25/2024	43,809	46,711
Series 1994-75, Class K,
7.000%, 04/25/2024	27,728	29,816
Series 1994-77, Class FB,
1M US L + 1.50%, 04/25/2024(a)	63,211	63,871
Series 1997-12, Class FA,
1M US L + 1.00%, 04/18/2027(a)	30,198	30,602
Series 1997-49, Class F,
1M US L + 0.50%, 06/17/2027(a)	45,725	45,856
Series 2003-39, Class PG,
5.500%, 05/25/2023	40,050	41,507
Series 2003-49, Class YC,
4.000%, 06/25/2023	22,555	23,110
Series 2004-53, Class NC,
5.500%, 07/25/2024	16,912	17,646
Series 2004-95, Class AK,
5.500%, 01/25/2025	24,716	26,219
Series 2005-121, Class DY,
5.500%, 01/25/2026	24,723	26,344
Series 2006-22, Class CE,
4.500%, 08/25/2023	13,074	13,517
Series 2010-112, Class GA,
2.000%, 06/25/2021	2	2
Series 2011-104, Class DA,
2.000%, 10/25/2021	1,410	1,410
Series 2011-141, Class CA,
2.000%, 12/25/2025	41,866	42,170
Series 2011-40, Class KA,
3.500%, 03/25/2026	92,151	97,293
Series 2011-44, Class EB,
3.000%, 05/25/2026	44,317	46,168
Series 2011-61, Class B,
3.000%, 07/25/2026	73,837	77,021
Series 2011-66, Class QE,
2.000%, 07/25/2021	106	106
Series 2011-80, Class KB,
3.500%, 08/25/2026	87,251	92,143
Series 2012-1, Class GB,
2.000%, 02/25/2022	6,389	6,413

	Principal	Value
	Amount	(Note 2)
Series 2012-47, Class HA,
1.500%, 05/25/2027	$91,536	$92,919
		1,272,302
Freddie Mac
Series 1991-1069, Class J,
6.950%, 04/15/2021	759	761
Series 1992-1242, Class C,
1M US L + 0.55%, 04/15/2022(a)	3,156	3,150
Series 1993-1487, Class O,
1M US L + 0.75%, 03/15/2023(a)	11,872	11,913
Series 1993-1534, Class J,
1M US L + 0.90%, 06/15/2023(a)	17,418	17,507
Series 1993-1560, Class Z,
7.000%, 08/15/2023	16,551	17,332
Series 1993-1567, Class A,
1M US L + 0.40%, 08/15/2023(a)	58,661	58,609
Series 1993-1584, Class L,
6.500%, 09/15/2023	28,639	30,338
Series 1993-1602, Class PJ,
6.500%, 10/15/2023	33,979	35,728
Series 1993-1611, Class Z,
6.500%, 11/15/2023	16,549	17,616
Series 1993-1628, Class LZ,
6.500%, 12/15/2023	9,904	10,504
Series 1993-1630, Class PK,
6.000%, 11/15/2023	19,494	20,590
Series 1993-1632, Class FB,
1M US L + 1.20%, 11/15/2023(a)	23,276	23,466
Series 1993-1636, Class F,
1M US L + 0.65%, 11/15/2023(a)	20,595	20,661
Series 1993-21, Class F,
1M US L + 0.50%, 10/25/2023(a)	22,926	22,960
Series 1993-24, Class FJ,
1M US L + 0.50%, 11/25/2023(a)	104,057	104,213
Series 1994-1673, Class FB,
10Y US TI + -0.50%, 02/15/2024(a)	8,170	8,104
Series 1994-1699, Class FB,
1M US L + 1.00%, 03/15/2024(a)	13,220	13,226
Series 1994-1707, Class F,
1M US L + 0.70%, 03/15/2024(a)	18,582	18,656

	Principal	Value
	Amount	(Note 2)
Series 1994-1744, Class FD,
1M US L + 1.98%, 08/15/2024(a)	$50,184	$51,319
Series 1994-32, Class PN,
7.500%, 04/25/2024	162,811	173,710
Series 1994-43, Class PH,
6.500%, 10/17/2024	28,484	30,213
Series 1996-1810, Class D,
6.000%, 02/15/2026	21,096	22,576
Series 1996-1885, Class FA,
1M US L + 0.45%, 09/15/2026(a)	10,024	10,041
Series 1997-1983, Class Z,
6.500%, 12/15/2023	15,813	16,833
Series 2002-2528, Class KM,
5.500%, 11/15/2022	38,564	39,677
Series 2003-2634, Class PT,
5.000%, 06/15/2023	15,222	15,744
Series 2004-2877, Class AL,
5.000%, 10/15/2024	5,724	5,983
Series 2005-3005, Class ED,
5.000%, 07/15/2025	64,262	68,087
Series 2006-3104, Class DH,
5.000%, 01/15/2026	49,098	52,415
Series 2009-3575, Class EB,
4.000%, 09/15/2024	20,949	21,730
Series 2010-3661, Class B,
4.000%, 04/15/2025	23,606	24,631
Series 2010-3670, Class LX,
2.000%, 05/15/2025	129	129
Series 2010-3710, Class MG,
4.000%, 08/15/2025(b)	32,983	35,647
Series 2010-3718, Class BE,
2.500%, 02/15/2025	55,635	55,684
Series 2010-3737, Class NA,
3.500%, 06/15/2025	10,741	10,847
Series 2010-3779, Class KJ,
2.750%, 11/15/2025	62,955	64,922
Series 2011-3822, Class VE,
4.000%, 05/15/2022	185,906	189,381
Series 2011-3829, Class BE,
3.500%, 03/15/2026	27,895	29,361
Series 2011-3845, Class FQ,
1M US L + 0.25%, 02/15/2026(a)	10,226	10,212
Series 2011-3872, Class ND,
2.000%, 12/15/2021	6,643	6,654
Series 2011-3874, Class DW,
3.500%, 06/15/2021	6,589	6,602

	Principal	Value
	Amount	(Note 2)
Series 2011-3907, Class FM,
1M US L + 0.35%, 05/15/2026(a)	$17,929	$17,933
Series 2011-3945, Class BJ,
2.000%, 03/15/2026	49,278	49,728
Series 2012-4003, Class BG,
2.000%, 10/15/2026	82,932	84,845
Series 2013-4177, Class NB,
1.500%, 03/15/2028	42,620	43,296
		1,573,534
Ginnie Mae
Series 2010-101, Class GU,
4.000%, 08/20/2025(b)	35,873	37,889
Series 2012-47, Class VA,
3.500%, 07/20/2023	45,182	45,872
Series 2013-53, Class KN,
1.500%, 08/20/2025	38,744	39,296
		123,057

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $2,932,592)		2,968,893

	Principal	Value
	Amount	(Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES (0.48%)
Fannie Mae Multifamily Remic Trust 2015-M12
Series 2015-M12, Class A1,
2.331%, 05/25/2025	90,297	91,691

Fannie Mae-Aces
Series 2012-M1, Class A2,
2.729%, 10/25/2021	49,146	49,657
Series 2012-M10, Class AFL,
1M US L + 0.45%, 09/25/2022(a)	45,604	45,604
Series 2013-M14, Class APT,
2.548%, 04/25/2023(a)	8,791	8,874
Series 2013-M3, Class A2,
2.509%, 11/25/2022(a)	294,762	302,338
Series 2016-M13, Class FA,
1M US L + 0.67%, 11/25/2023(a)	27,160	27,299
		433,772
Freddie Mac Multifamily Structured Pass Through Certificates
Series 2012-K023, Class X1,
1.219%, 08/25/2022(a)	3,688,481	60,136
Series 2013-K026, Class X1,
0.956%, 11/25/2022(a)	5,611,353	74,735

	Principal	Value
	Amount	(Note 2)
Series 2015-K721, Class A1,
2.610%, 01/25/2022	$41,529	$41,890
Series 2015-KF07, Class A,
1M US L + 0.29%, 02/25/2025(a)	31,851	31,743
Series 2015-KF12, Class A,
1M US L + 0.70%, 09/25/2022(a)	9,160	9,175
Series 2016-KF14, Class A,
1M US L + 0.65%, 01/25/2023(a)	243,785	244,283
Series 2016-KJ08, Class A2,
2.356%, 08/25/2022	243,156	247,033
Series 2017-J15L, Class AFL,
1M US L + 0.35%, 08/25/2025(a)	61,189	60,867
Series 2017-K725, Class A1,
2.666%, 05/25/2023	35,121	35,908
Series 2017-K728, Class A2,
3.064%, 08/25/2024(a)	117,000	127,273
		933,043

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $1,444,704)		1,458,506

	Principal	Value
	Amount	(Note 2)
MORTGAGE-BACKED SECURITIES (4.42%)
Fannie Mae Pool
Series 2009-958485,
5.500%, 03/01/2024	2,475,298	2,790,748
Series 2011-468246,
4.180%, 06/01/2021	460,000	459,936
Series 2011-468551,
3.980%, 07/01/2021	50,000	50,376
Series 2011-MA0717,
3.500%, 04/01/2026	41,976	44,171
Series 2012-471513,
2.900%, 06/01/2022	82,725	84,447
Series 2012-471690,
2.790%, 07/01/2022	157,033	160,525
Series 2012-AL2293,
4.271%, 06/01/2021(a)	70,649	70,728
Series 2012-AM1076,
2.920%, 10/01/2024	239,057	239,007
Series 2013-AM4125,
3.740%, 08/01/2023	230,000	247,847
Series 2015-AM9288,
2.930%, 07/01/2025	1,364,499	1,416,391
Series 2016-AL8938,
2.708%, 04/01/2022(a)	41,231	41,679

	Principal	Value
	Amount	(Note 2)
Series 2016-AL8941,
2.819%, 01/01/2024(a)	$60,911	$64,186
Series 2016-AN1413,
2.490%, 05/01/2026	145,773	157,849
Series 2017-AN5196,
2.910%, 04/01/2024	150,000	152,934
Series 2017-AN6641,
2.710%, 12/01/2023	1,698,206	1,794,087
Series 2018-AN8096,
3.020%, 06/01/2024	305,000	308,537
Series 2018-AN8203,
2.950%, 01/01/2025	2,956,200	3,099,346
Series 2018-BL0760,
3.790%, 12/01/2025	590,000	639,347
Series 2019-BL2539,
3.050%, 05/01/2024	141,732	147,172
		11,969,313
Freddie Mac Pool
Series 2017-WN2000,
2.700%, 08/01/2023	1,400,000	1,414,785

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $13,282,929)		13,384,098

CORPORATE BONDS (67.63%)
Aerospace & Defense (0.37%)
Boeing Co.
4.51%, 05/01/2023	600,000	645,940
Huntington Ingalls Industries, Inc.
3.84%, 05/01/2025	425,000	474,791
Total Aerospace & Defense		1,120,731

Airlines (0.18%)
Southwest Airlines Co.
4.75%, 05/04/2023	500,000	541,987

Apparel & Textile Products (0.31%)
Ralph Lauren Corp.
1.70%, 06/15/2022	925,000	941,041

Automobiles Manufacturing (6.03%)
American Honda Finance Corp.
0.65%, 09/08/2023	1,500,000	1,511,107
Ford Motor Co.
8.50%, 04/21/2023	2,695,000	3,023,116
Ford Motor Credit Co. LLC
3.38%, 11/13/2025	465,000	473,231
3.81%, 10/12/2021	1,000,000	1,015,155
5.88%, 08/02/2021	1,200,000	1,224,000
General Motors Co.
5.40%, 10/02/2023	2,250,000	2,518,092

	Principal	Value
	Amount	(Note 2)
General Motors Financial Co., Inc.
1.70%, 08/18/2023	$1,130,000	$1,156,505
Nissan Motor Co., Ltd.
3.04%, 09/15/2023(c)	2,685,000	2,821,894
Toyota Motor Credit Corp.
0.45%, 07/22/2022	500,000	501,675
0.50%, 08/14/2023	1,000,000	1,004,016
Volkswagen Group of America Finance LLC
0.75%, 11/23/2022(c)	1,500,000	1,506,255
0.88%, 11/22/2023(c)	1,500,000	1,508,280
Total Automobiles Manufacturing		18,263,326

Banks (8.53%)
Associated Bank NA/Green Bay WI
3.50%, 08/13/2021	2,150,000	2,180,460
Bank of New Zealand
2.00%, 02/21/2025(c)	1,635,000	1,719,865
CIT Group, Inc.
4.13%, 03/09/2021	2,077,000	2,079,077
1D US SOFR + 3.827%, 06/19/2024(a)	2,455,000	2,613,839
Citizens Financial Group, Inc.
4.15%, 09/28/2022(c)	400,000	421,541
Cooperatieve Rabobank UA
3.95%, 11/09/2022	1,986,000	2,104,518
Credit Suisse AG
1.00%, 05/05/2023	850,000	861,960
Danske Bank A/S
5.00%, 01/12/2022(c)	950,000	989,420
5.38%, 01/12/2024(c)	250,000	281,698
1Y US TI + 1.03%, 12/08/2023(a)(c)	1,000,000	1,004,931
1Y US TI + 1.35%, 09/11/2026(a)(c)	500,000	503,207
Discover Bank
3.35%, 02/06/2023	110,000	116,054
First Horizon Corp.
3.55%, 05/26/2023	500,000	531,039
First Republic Bank
1D US SOFR + 0.62%, 02/12/2024(a)	860,000	885,757
FNB Corp.
2.20%, 02/24/2023	200,000	203,813
Lloyds Banking Group PLC
1Y US TI + 1.10%, 06/15/2023(a)	200,000	202,243
National Bank of Canada
1Y US TI + 0.40%, 11/15/2024(a)	3,000,000	3,002,695
Nationwide Building Society
0.55%, 01/22/2024(c)	3,000,000	3,001,041

	Principal	Value
	Amount	(Note 2)
Santander UK PLC
2.10%, 01/13/2023	$250,000	$258,284
Synchrony Bank
3.00%, 06/15/2022	525,000	541,416
Synovus Bank/Columbus GA
1D US SOFR + 0.945%, 02/10/2023(a)	750,000	760,308
US Bank NA
3.45%, 11/16/2021	250,000	255,850
Wells Fargo & Co.
4.13%, 08/15/2023	300,000	326,612
1D US SOFR + 1.60%, 06/02/2024(a)	200,000	205,015
3M US L + 0.825%, 10/30/2025(a)	750,000	792,724
Total Banks		25,843,367

Cable & Satellite (2.21%)
Charter Communications Operating LLC / Charter Communications Operating Capital
3M US L + 1.65%, 02/01/2024(a)	2,030,000	2,089,695
Sirius XM Radio, Inc.
3.88%, 08/01/2022(c)	1,000,000	1,011,450
Time Warner Cable LLC
4.00%, 09/01/2021	750,000	758,967
Videotron, Ltd.
5.00%, 07/15/2022	2,700,000	2,829,937
Total Cable & Satellite		6,690,049

Casinos & Gaming (0.42%)
MGM Resorts International
7.75%, 03/15/2022	1,186,000	1,260,866

Chemicals (1.95%)
Albemarle Corp.
Series WI
3M US L + 1.05%, 11/15/2022(a)	1,000,000	999,296
LYB International Finance III LLC
3M US L + 1.00%, 10/01/2023(a)	3,400,000	3,411,385
Nutrition & Biosciences, Inc.
0.70%, 09/15/2022(c)	1,500,000	1,504,402
Total Chemicals		5,915,083

Commercial Finance (1.45%)
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.15%, 02/15/2024	1,255,000	1,316,267
6.50%, 07/15/2025	600,000	711,266
Avolon Holdings Funding, Ltd.
4.25%, 04/15/2026(c)	350,000	378,209

	Principal	Value
	Amount	(Note 2)
Park Aerospace Holdings, Ltd.
5.25%, 08/15/2022(c)	$1,933,000	$2,027,985
Total Commercial Finance		4,433,727

Consumer Finance (2.41%)
Ally Financial, Inc.
1.45%, 10/02/2023	2,730,000	2,775,765
4.25%, 04/15/2021	1,000,000	1,007,468
Capital One Bank USA NA
1D US SOFR + 0.616%, 01/27/2023(a)	300,000	304,839
Capital One Financial Corp.
2.60%, 05/11/2023	400,000	418,103
Global Payments, Inc.
2.65%, 02/15/2025	250,000	266,868
3.80%, 04/01/2021	1,500,000	1,504,172
PayPal Holdings, Inc.
1.35%, 06/01/2023	1,000,000	1,020,478
Total Consumer Finance		7,297,693

Containers & Packaging (0.66%)
Berry Global, Inc.
0.95%, 02/15/2024(c)	2,000,000	2,006,010

Department Stores (0.37%)
Nordstrom, Inc.
8.75%, 05/15/2025(c)	1,000,000	1,120,289

Diversified Banks (5.39%)
Bank of America Corp.
3M US L + 1.021%, 04/24/2023(a)	1,550,000	1,597,053
Barclays PLC
1Y US TI + 0.80%, 12/10/2024(a)	3,000,000	3,012,935
Citigroup, Inc.
4.30%, 11/20/2026	750,000	864,472
JPMorgan Chase & Co.
1D US SOFR + 0.60%, 09/16/2024(a)	2,500,000	2,514,618
1D US SOFR + 1.455%, 06/01/2024(a)	1,500,000	1,535,714
Mitsubishi UFJ Financial Group, Inc.
1Y US TI + 0.68%, 09/15/2024(a)	500,000	503,949
Mizuho Financial Group, Inc.
3M US L + 0.61%, 09/08/2024(a)	1,000,000	1,006,821
3M US L + 0.99%, 07/10/2024(a)	1,000,000	1,016,291
Natwest Group PLC
6.13%, 12/15/2022	2,015,000	2,204,913
1Y US TI + 2.15%, 05/22/2024(a)	1,000,000	1,034,722

	Principal	Value
	Amount	(Note 2)
Standard Chartered PLC
3M US L + 1.209%, 01/30/2026(a)(c)	$500,000	$530,368
Sumitomo Mitsui Financial Group, Inc.
0.51%, 01/12/2024	500,000	501,373
Total Diversified Banks		16,323,229

Electrical Equipment Manufacturing (0.69%)
Otis Worldwide Corp.
3M US L + 0.45%, 04/05/2023(a)	100,000	100,042
Roper Technologies, Inc.
0.45%, 08/15/2022	1,365,000	1,368,139
2.35%, 09/15/2024	250,000	264,939
Trimble, Inc.
4.75%, 12/01/2024	318,000	360,950
Total Electrical Equipment Manufacturing		2,094,070

Entertainment Content (0.09%)
Fox Corp.
3.67%, 01/25/2022	250,000	258,053

Exploration & Production (0.33%)
Pioneer Natural Resources Co.
0.75%, 01/15/2024	1,000,000	1,000,510

Financial Services (11.76%)
Ameriprise Financial, Inc.
3.00%, 03/22/2022	250,000	257,688
3.00%, 04/02/2025	300,000	325,614
Bank of New York Mellon Corp.
1.85%, 01/27/2023	300,000	309,469
Credit Suisse Group AG
3.57%, 01/09/2023(c)	940,000	966,818
Goldman Sachs Group, Inc.
3.50%, 04/01/2025	1,777,000	1,962,701
3M US L + 1.053%, 06/05/2023(a)	800,000	825,852
Series VAR
1D US SOFR + 0.538%, 11/17/2023(a)	1,865,000	1,867,943
Series FXD
0.48%, 01/27/2023	3,000,000	3,001,280
Intercontinental Exchange, Inc.
0.70%, 06/15/2023	1,350,000	1,360,814
Series FRN
3M US L + 0.65%, 06/15/2023(a)	1,350,000	1,353,956
LPL Holdings, Inc.
5.75%, 09/15/2025(c)	2,925,000	3,029,716

	Principal	Value
	Amount	(Note 2)
Morgan Stanley
Series I
1D US SOFR + 0.745%, 10/21/2025(a)	$750,000	$753,596
2.75%, 05/19/2022	75,000	77,363
4.88%, 11/01/2022	500,000	537,867
1D US SOFR + 0.455%, 01/25/2024(a)	3,000,000	3,001,162
1D US SOFR + 0.466%, 11/10/2023(a)	1,855,000	1,856,916
Series GMTN
3.13%, 01/23/2023	550,000	580,002
3.70%, 10/23/2024	1,200,000	1,330,999
Nasdaq, Inc.
0.45%, 12/21/2022	2,000,000	2,002,160
National Securities Clearing Corp.
0.40%, 12/07/2023(c)	1,980,000	1,983,225
0.75%, 12/07/2025(c)	1,980,000	1,978,332
1.20%, 04/23/2023(c)	400,000	407,823
1.50%, 04/23/2025(c)	400,000	412,790
State Street Corp.
1D US SOFR + 2.69%, 03/30/2023(a)	1,000,000	1,029,180
Sumitomo Mitsui Trust Bank, Ltd.
0.80%, 09/12/2023(c)	2,000,000	2,019,881
TD Ameritrade Holding Corp.
3M US L + 0.43%, 11/01/2021(a)	200,000	200,521
UBS AG/London
1.75%, 04/21/2022(c)	700,000	711,955
UBS Group AG
1Y US TI + 0.83%, 07/30/2024(a)(c)	1,000,000	1,009,292
USAA Capital Corp.
1.50%, 05/01/2023(c)	500,000	512,893
Total Financial Services		35,667,808

Food & Beverage (0.38%)
Campbell Soup Co.
3M US L + 0.63%, 03/15/2021(a)	75,000	75,051
Cargill, Inc.
1.38%, 07/23/2023(c)	1,070,000	1,097,542
Total Food & Beverage		1,172,593

Forest & Paper Products Manufacturing (0.58%)
Georgia-Pacific LLC
0.63%, 05/15/2024(c)	1,750,000	1,755,526

Hardware (0.25%)
Dell, Inc.
4.63%, 04/01/2021	746,000	750,663

	Principal	Value
	Amount	(Note 2)
Health Care Facilities & Services (1.18%)
HCA, Inc.
4.75%, 05/01/2023	$1,387,000	$1,510,831
5.00%, 03/15/2024	500,000	563,403
Jaguar Holding Co. II / PPD Development LP
4.63%, 06/15/2025(c)	500,000	525,190
McKesson Corp.
0.90%, 12/03/2025	1,000,000	998,784
Total Health Care Facilities & Services		3,598,208

Home & Office Products Manufacturing (0.27%)
Newell Brands, Inc.
4.88%, 06/01/2025	750,000	826,658

Industrial Other (0.33%)
Honeywell International, Inc.
3M US L + 0.23%, 08/19/2022(a)	1,000,000	1,001,262

Metals & Mining (0.86%)
Steel Dynamics, Inc.
5.00%, 12/15/2026	2,450,000	2,598,123

Pharmaceuticals (4.19%)
AbbVie, Inc.
2.15%, 11/19/2021	500,000	507,248
2.30%, 11/21/2022	1,286,000	1,329,384
2.60%, 11/21/2024	500,000	534,461
Bausch Health Cos., Inc.
6.13%, 04/15/2025(c)	600,000	615,336
7.00%, 03/15/2024(c)	3,250,000	3,325,400
Elanco Animal Health, Inc.
4.91%, 08/27/2021	3,318,000	3,395,343
5.27%, 08/28/2023	400,000	432,750
Viatris, Inc.
1.13%, 06/22/2022(c)	2,000,000	2,018,837
1.65%, 06/22/2025(c)	500,000	515,614
Total Pharmaceuticals		12,674,373

Pipeline (2.15%)
Buckeye Partners LP
4.15%, 07/01/2023	340,000	349,950
4.35%, 10/15/2024	750,000	771,904
Gray Oak Pipeline LLC
2.00%, 09/15/2023(c)	1,000,000	1,016,933
Midwest Connector Capital Co. LLC
3.63%, 04/01/2022(c)	2,999,000	3,046,102
Western Midstream Operating LP
4.35%, 02/01/2025	250,000	259,290
3M US L + 1.85%, 01/13/2023(a)	1,100,000	1,083,302
Total Pipeline		6,527,481

	Principal	Value
	Amount	(Note 2)
Power Generation (0.84%)
Alexander Funding Trust
1.84%, 11/15/2023(c)	$2,000,000	$2,031,945
NRG Energy, Inc.
2.00%, 12/02/2025(c)	500,000	519,134
Total Power Generation		2,551,079

Railroad (0.57%)
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/2025	1,588,000	1,706,824

Real Estate (0.22%)
GLP Capital LP / GLP Financing II, Inc.
5.38%, 11/01/2023	620,000	678,134

Refining & Marketing (2.22%)
HollyFrontier Corp.
2.63%, 10/01/2023	2,000,000	2,054,035
Marathon Petroleum Corp.
4.50%, 05/01/2023	500,000	541,183
Phillips 66
3M US L + 0.62%, 02/15/2024(a)	1,865,000	1,868,885
Valero Energy Corp.
3M US L + 1.15%, 09/15/2023(a)	2,250,000	2,257,654
Total Refining & Marketing		6,721,757

Restaurants (0.55%)
1011778 BC ULC / New Red Finance, Inc.
4.25%, 05/15/2024(c)	310,000	315,760
Yum! Brands, Inc.
7.75%, 04/01/2025(c)	1,250,000	1,373,574
Total Restaurants		1,689,334

Retail - Consumer Discretionary (0.63%)
Gap, Inc.
8.38%, 05/15/2023(c)	500,000	575,940
QVC, Inc.
4.38%, 03/15/2023	1,250,000	1,323,438
Total Retail - Consumer Discretionary		1,899,378

Semiconductors (1.97%)
Microchip Technology, Inc.
0.97%, 02/15/2024(c)	1,000,000	1,001,369
3.92%, 06/01/2021	1,647,000	1,666,140
SK Hynix, Inc.
1.00%, 01/19/2024(c)	1,750,000	1,755,062
1.50%, 01/19/2026(c)	1,500,000	1,514,201
Total Semiconductors		5,936,772

Software & Services (0.75%)
Intuit, Inc.
0.65%, 07/15/2023	1,000,000	1,009,238

	Principal	Value
	Amount	(Note 2)
Leidos, Inc.
2.95%, 05/15/2023(c)	$1,230,000	$1,294,009
Total Software & Services		2,303,247

Supermarkets & Pharmacies (1.85%)
7-Eleven, Inc.
0.63%, 02/10/2023(c)	500,000	500,739
0.80%, 02/10/2024(c)	1,000,000	1,001,569
3M US L + 0.45%, 08/10/2022(a)(c)	1,500,000	1,501,014
Albertsons Cos. Inc / Safeway, Inc. / New Albertsons LP / Albertsons LLC
3.50%, 02/15/2023(c)	2,526,000	2,596,779
Total Supermarkets & Pharmacies		5,600,101

Transportation & Logistics (0.66%)
PACCAR Financial Corp.
0.35%, 08/11/2023	1,000,000	1,000,057
0.80%, 06/08/2023	1,000,000	1,011,086
Total Transportation & Logistics		2,011,143

Utilities (1.63%)
Dominion Energy, Inc.
2.72%, 08/15/2021(b)	500,000	506,403
4.10%, 04/01/2021(b)	400,000	402,540
DTE Energy Co.
Series F
1.05%, 06/01/2025	1,000,000	1,009,942
Duke Energy Progress LLC
Series A
3M US L + 0.18%, 02/18/2022(a)	500,000	500,046
Exelon Corp.
3.50%, 06/01/2022	435,000	451,523
Pacific Gas and Electric Co.
3M US L + 1.375%, 11/15/2021(a)	2,050,000	2,055,178
Total Utilities		4,925,632

Waste & Environment Services & Equipment (0.24%)
GFL Environmental, Inc.
4.25%, 06/01/2025(c)	700,000	724,063

Wireless Telecommunications Services (2.16%)
Sprint Corp.
7.88%, 09/15/2023	2,239,000	2,588,844
T-Mobile USA, Inc.
2.25%, 02/15/2026	2,700,000	2,731,833
3.50%, 04/15/2025(c)	1,125,000	1,234,345
Total Wireless Telecommunications Services		6,555,022

TOTAL CORPORATE BONDS
(Cost $202,202,999)		204,985,212

	Principal	Value
	Amount	(Note 2)
GOVERNMENT BONDS (22.73%)
U.S. Treasury Bonds (22.73%)
United States Treasury Notes
0.13%, 04/30/2022	$3,959,000	$3,960,856
0.13%, 05/31/2022	8,051,000	8,055,088
0.13%, 06/30/2022	2,186,000	2,187,025
0.13%, 08/31/2022	4,000,000	4,001,797
0.13%, 09/30/2022	8,080,000	8,082,525
0.13%, 10/31/2022	5,559,000	5,560,737
0.13%, 11/30/2022	8,124,000	8,126,856
0.13%, 12/31/2022	13,054,000	13,057,570
0.13%, 09/15/2023	3,183,000	3,180,886
0.13%, 12/15/2023	4,464,000	4,458,420
0.25%, 11/15/2023	1,954,000	1,958,885
0.38%, 03/31/2022	6,256,000	6,277,383
Total U.S. Treasury Bonds		68,908,028

TOTAL GOVERNMENT BONDS
(Cost $68,874,451)		68,908,028

	7-Day		Value
	Yield	Shares	(Note 2)
SHORT TERM INVESTMENTS (5.04%)
Money Market Fund (5.04%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio	0.030%	15,281,793	15,281,793

TOTAL SHORT TERM INVESTMENTS
(Cost $15,281,793)			15,281,793

TOTAL INVESTMENTS (101.28%)
(Cost $304,019,468)			$306,986,530

Liabilities In Excess Of Other Assets (-1.28%)			(3,893,055)

NET ASSETS (100.00%)			$303,093,475

Investment Abbreviations:

LIBOR - London Interbank Offered Rate

SOFR - Secured Overnight Financing Rate

Reference Rates:

1M US L - 1 Month LIBOR as of January 31, 2021 was 0.12%

3M US L - 3 Month LIBOR as of January 31, 2021 was 0.20%

1D US SOFR - 1 Day SOFR as of January 31, 2021 was 0.06%

1Y US TI - 1 Year US Treasury Bill as of January 31, 2021 was 0.10%

10Y US TI - 10 Year US Treasury Index as of January 31, 2021 was 1.11%

(a)	Floating or variable rate security. The reference rate is described above. The rate in effect as of January 31, 2021 is based on the reference rate plus the displayed spread as of the security's last reset date.

(b)	Step bond. Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect as of January 31, 2021.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2021, the aggregate market value of those securities was $67,225,553, representing 22.18% of net assets.

ALPS | Smith Total Return Bond Fund
STATEMENT OF INVESTMENTS
January 31, 2021 (Unaudited)

	Principal Amount	Value (Note 2)
COLLATERALIZED MORTGAGE OBLIGATIONS (8.78%)
Fannie Mae
Series 1993-31, Class PN,
7.000%, 09/25/2023	$210,555	$221,869
Series 1997-22, Class F,
1.227%, 03/25/2027(a)	30,383	30,446
Series 1997-76, Class FO,
1M US L + 0.50%, 09/17/2027(a)	24,928	25,000
Series 1999-58, Class F,
1M US L + 0.40%, 11/18/2029(a)	65,196	65,271
Series 2000-40, Class FA,
1M US L + 0.50%, 07/25/2030(a)	23,016	22,840
Series 2000-45, Class F,
1M US L + 0.45%, 12/25/2030(a)	24,561	24,627
Series 2001-27, Class F,
1M US L + 0.50%, 06/25/2031(a)	18,623	18,687
Series 2001-29, Class Z,
6.500%, 07/25/2031	72,136	83,611
Series 2001-51, Class OD,
6.500%, 10/25/2031	59,178	63,139
Series 2001-52, Class XZ,
6.500%, 10/25/2031	41,674	49,202
Series 2001-59, Class F,
1M US L + 0.60%, 11/25/2031(a)	154,214	155,452
Series 2001-60, Class OF,
1M US L + 0.95%, 10/25/2031(a)	18,840	19,230
Series 2001-63, Class FD,
1M US L + 0.60%, 12/18/2031(a)	22,172	22,313
Series 2001-63, Class TC,
6.000%, 12/25/2031	29,768	34,457
Series 2001-68, Class PH,
6.000%, 12/25/2031	25,873	29,850
Series 2001-71, Class FE,
1M US L + 0.65%, 11/25/2031(a)	103,905	104,875
Series 2001-71, Class FS,
1M US L + 0.60%, 11/25/2031(a)	84,973	84,041
Series 2001-81, Class GE,
6.000%, 01/25/2032	21,622	25,069
	Principal Amount	Value (Note 2)
Series 2002-11, Class JF,
1M US L + 0.73%, 03/25/2032(a)	$66,485	$67,311
Series 2002-12, Class FH,
1M US L + 1.05%, 01/25/2032(a)	75,951	77,646
Series 2002-13, Class FE,
1M US L + 0.90%, 03/25/2032(a)	81,547	82,702
Series 2002-16, Class TM,
7.000%, 04/25/2032	18,281	21,590
Series 2002-17, Class JF,
1M US L + 1.00%, 04/25/2032(a)	39,151	39,994
Series 2002-18, Class FD,
1M US L + 0.80%, 02/25/2032(a)	69,683	70,713
Series 2002-23, Class FA,
1M US L + 0.90%, 04/25/2032(a)	59,356	60,031
Series 2002-34, Class EO,
–%, 05/18/2032(b)	78,087	76,011
Series 2002-36, Class FS,
1M US L + 0.50%, 06/25/2032(a)	69,087	69,263
Series 2002-44, Class FJ,
1M US L + 1.00%, 04/25/2032(a)	106,170	108,454
Series 2002-47, Class FC,
1M US L + 0.60%, 11/25/2031(a)	20,663	20,822
Series 2002-48, Class F,
1M US L + 1.00%, 07/25/2032(a)	67,220	68,681
Series 2002-49, Class FC,
1M US L + 1.00%, 11/18/2031(a)	42,800	43,677
Series 2002-60, Class FV,
1M US L + 1.00%, 04/25/2032(a)	130,566	133,376
Series 2002-63, Class EZ,
6.000%, 10/25/2032	11,343	13,120
Series 2002-68, Class AF,
1M US L + 1.00%, 10/25/2032(a)	29,615	30,259
Series 2002-7, Class FC,
1M US L + 0.75%, 01/25/2032(a)	89,527	90,696
Series 2002-71, Class AQ,
4.000%, 11/25/2032	82,224	88,939

	Principal Amount	Value (Note 2)
Series 2002-8, Class FA,
1M US L + 0.75%, 03/18/2032(a)	$26,326	$26,736
Series 2002-80, Class CZ,
4.500%, 09/25/2032	90,794	108,926
Series 2002-9, Class FW,
1M US L + 0.55%, 03/25/2032(a)	21,109	21,016
Series 2002-91, Class F,
1M US L + 0.55%, 01/25/2033(a)	33,041	33,260
Series 2003-107, Class FD,
1M US L + 0.50%, 11/25/2033(a)	20,912	21,030
Series 2003-110, Class CK,
3.000%, 11/25/2033	37,137	39,406
Series 2003-116, Class FA,
1M US L + 0.40%, 11/25/2033(a)	42,916	43,053
Series 2003-119, Class FH,
1M US L + 0.50%, 12/25/2033(a)	56,537	57,090
Series 2003-119, Class ZP,
4.000%, 12/25/2033	29,772	33,353
Series 2003-128, Class MF,
1M US L + 0.60%, 01/25/2034(a)	86,443	85,247
Series 2003-131, Class CH,
5.500%, 01/25/2034	138,657	154,290
Series 2003-134, Class FC,
1M US L + 0.60%, 12/25/2032(a)	47,027	47,622
Series 2003-14, Class AP,
4.000%, 03/25/2033	164,428	171,833
Series 2003-14, Class AN,
3.500%, 03/25/2033	109,619	114,542
Series 2003-19, Class MB,
4.000%, 05/25/2031	56,688	62,377
Series 2003-21, Class OG,
4.000%, 01/25/2033	53,413	57,339
Series 2003-22, Class BZ,
6.000%, 04/25/2033	28,891	33,379
Series 2003-27, Class EK,
5.000%, 04/25/2033	40,162	46,396
Series 2003-30, Class JQ,
5.500%, 04/25/2033	41,228	46,838
Series 2003-32, Class UJ,
5.500%, 05/25/2033	57,751	65,038
Series 2003-41, Class OZ,
3.750%, 05/25/2033	121,481	134,571
	Principal Amount	Value (Note 2)
Series 2003-42, Class JH,
5.500%, 05/25/2033	$111,630	$125,716
Series 2003-46, Class PJ,
5.500%, 06/25/2033	53,269	60,021
Series 2003-47, Class PE,
5.750%, 06/25/2033	54,211	61,885
Series 2003-64, Class JK,
3.500%, 07/25/2033	77,182	84,612
Series 2003-64, Class ZC,
5.000%, 07/25/2033	45,375	51,688
Series 2003-71, Class HD,
5.500%, 08/25/2033	230,000	255,362
Series 2003-76, Class EZ,
5.000%, 08/25/2033	212,172	238,967
Series 2003-94, Class CE,
5.000%, 10/25/2033	18,684	20,308
Series 2004-101, Class TB,
5.500%, 01/25/2035	176,566	198,560
Series 2004-14, Class QB,
5.250%, 03/25/2034	192,000	219,888
Series 2004-17, Class BA,
6.000%, 04/25/2034	118,388	149,614
Series 2004-17, Class DZ,
5.500%, 04/25/2034	42,655	47,366
Series 2004-26, Class CG,
4.500%, 08/25/2033	22,862	23,783
Series 2004-36, Class FA,
1M US L + 0.40%, 05/25/2034(a)	45,887	46,144
Series 2004-36, Class CB,
5.000%, 05/25/2034	115,124	131,473
Series 2004-53, Class FC,
1M US L + 0.45%, 07/25/2034(a)	267,705	262,229
Series 2004-54, Class FL,
1M US L + 0.40%, 07/25/2034(a)	200,646	202,037
Series 2004-60, Class AC,
5.500%, 04/25/2034	108,000	120,485
Series 2004-68, Class LC,
5.000%, 09/25/2029	62,115	69,080
Series 2004-77, Class AY,
4.500%, 10/25/2034	27,348	30,684
Series 2004-82, Class HK,
5.500%, 11/25/2034	76,122	88,803
Series 2004-92, Class TB,
5.500%, 12/25/2034	125,323	140,849
Series 2005-110, Class MP,
5.500%, 12/25/2035	37,592	42,256

	Principal Amount	Value (Note 2)
Series 2005-120, Class FE,
1M US L + 0.52%, 01/25/2036(a)	$33,919	$34,302
Series 2005-122, Class PY,
6.000%, 01/25/2036	324,000	379,515
Series 2005-17, Class EX,
5.250%, 03/25/2035	25,000	29,637
Series 2005-17, Class EZ,
4.500%, 03/25/2035	143,080	154,833
Series 2005-22, Class DA,
5.500%, 12/25/2034	9,787	9,923
Series 2005-29, Class ZA,
5.500%, 04/25/2035	94,625	107,464
Series 2005-3, Class CH,
5.250%, 02/25/2035	107,814	119,723
Series 2005-3, Class CP,
5.500%, 10/25/2034	623	611
Series 2005-35, Class DZ,
5.000%, 04/25/2035	221,005	251,356
Series 2005-48, Class TD,
5.500%, 06/25/2035	171,328	194,464
Series 2005-59, Class DF,
1M US L + 0.20%, 05/25/2035(a)	5,043	5,054
Series 2005-62, Class GZ,
5.750%, 07/25/2035	475,062	570,188
Series 2005-62, Class JC,
5.000%, 05/25/2035	10,388	10,767
Series 2005-62, Class ZD,
5.000%, 06/25/2035	108,806	117,238
Series 2005-62, Class JE,
5.000%, 06/25/2035	95,420	98,902
Series 2005-64, Class PL,
5.500%, 07/25/2035	144,325	163,539
Series 2005-68, Class CZ,
5.500%, 08/25/2035	485,699	556,722
Series 2005-68, Class BE,
5.250%, 08/25/2035	97,000	112,606
Series 2005-68, Class PG,
5.500%, 08/25/2035	51,274	58,577
Series 2005-69, Class GZ,
4.500%, 08/25/2035	59,780	63,626
Series 2005-7, Class MZ,
4.750%, 02/25/2035	111,337	118,989
Series 2005-70, Class NA,
5.500%, 08/25/2035	21,509	24,020
Series 2005-70, Class KP,
5.000%, 06/25/2035	72,792	82,156
Series 2005-72, Class FB,
1M US L + 0.25%, 08/25/2035(a)	28,568	28,592
	Principal Amount	Value (Note 2)
Series 2005-79, Class DB,
5.500%, 09/25/2035	$81,400	$92,413
Series 2005-84, Class XM,
5.750%, 10/25/2035	88,711	100,791
Series 2005-89, Class F,
1M US L + 0.30%, 10/25/2035(a)	21,386	20,979
Series 2005-99, Class FA,
1M US L + 0.30%, 11/25/2035(a)	55,261	55,339
Series 2005-99, Class ZA,
5.500%, 12/25/2035	103,433	130,958
Series 2006-112, Class QC,
5.500%, 11/25/2036	33,265	39,083
Series 2006-114, Class HE,
5.500%, 12/25/2036	137,697	161,382
Series 2006-115, Class EF,
1M US L + 0.36%, 12/25/2036(a)	25,007	24,540
Series 2006-16, Class HZ,
5.500%, 03/25/2036	534,832	603,924
Series 2006-39, Class EF,
1M US L + 0.40%, 05/25/2036(a)	25,417	24,907
Series 2006-46, Class UD,
5.500%, 06/25/2036	33,000	39,655
Series 2006-48, Class TF,
1M US L + 0.40%, 06/25/2036(a)	50,119	50,454
Series 2006-48, Class DZ,
6.000%, 06/25/2036	76,980	116,253
Series 2006-56, Class F,
1M US L + 0.30%, 07/25/2036(a)	19,571	19,616
Series 2006-63, Class QH,
5.500%, 07/25/2036	48,545	55,661
Series 2006-71, Class ZH,
6.000%, 07/25/2036	68,478	81,382
Series 2006-95, Class FH,
1M US L + 0.45%, 10/25/2036(a)	43,033	42,379
Series 2007-100, Class YF,
1M US L + 0.55%, 10/25/2037(a)	24,264	24,075
Series 2007-109, Class GF,
1M US L + 0.68%, 12/25/2037(a)	77,770	77,551
Series 2007-111, Class FC,
1M US L + 0.60%, 12/25/2037(a)	52,187	52,827

	Principal Amount	Value (Note 2)
Series 2007-117, Class FM,
1M US L + 0.70%, 01/25/2038(a)	$78,803	$80,624
Series 2007-12, Class ZA,
6.000%, 03/25/2037	139,536	177,084
Series 2007-14, Class GZ,
5.500%, 03/25/2037	427,546	486,617
Series 2007-30, Class MB,
4.250%, 04/25/2037	101,454	108,720
Series 2007-33, Class HE,
5.500%, 04/25/2037	64,482	73,330
Series 2007-34, Class F,
1M US L + 0.39%, 04/25/2037(a)	41,178	41,451
Series 2007-41, Class FA,
1M US L + 0.40%, 05/25/2037(a)	32,804	32,977
Series 2007-51, Class CP,
5.500%, 06/25/2037	42,855	49,965
Series 2007-51, Class PB,
5.500%, 06/25/2037	32,000	36,922
Series 2007-55, Class PH,
6.000%, 06/25/2047	559,891	654,673
Series 2007-57, Class FA,
1M US L + 0.23%, 06/25/2037(a)	38,922	38,928
Series 2007-6, Class FC,
1M US L + 0.42%, 02/25/2037(a)	52,932	53,251
Series 2007-63, Class FC,
1M US L + 0.35%, 07/25/2037(a)	21,468	21,537
Series 2007-65, Class ZE,
5.500%, 07/25/2037	204,011	223,649
Series 2007-65, Class KF,
1M US L + 0.38%, 07/25/2037(a)	65,802	64,606
Series 2007-70, Class FA,
1M US L + 0.35%, 07/25/2037(a)	43,664	42,732
Series 2007-85, Class FL,
1M US L + 0.54%, 09/25/2037(a)	53,797	54,676
Series 2007-85, Class FC,
1M US L + 0.54%, 09/25/2037(a)	152,333	153,852
Series 2007-86, Class FA,
1M US L + 0.45%, 09/25/2037(a)	50,658	51,077
Series 2007-9, Class FB,
1M US L + 0.35%, 03/25/2037(a)	35,205	34,647
	Principal Amount	Value (Note 2)
Series 2008-18, Class FA,
1M US L + 0.90%, 03/25/2038(a)	$198,674	$198,107
Series 2008-24, Class WD,
5.500%, 02/25/2038	124,095	146,799
Series 2008-25, Class EF,
1M US L + 0.95%, 04/25/2038(a)	71,204	73,014
Series 2008-46, Class LA,
5.500%, 06/25/2038	17,210	19,346
Series 2008-66, Class FT,
1M US L + 0.95%, 08/25/2038(a)	39,482	40,456
Series 2008-86, Class FC,
1M US L + 1.10%, 12/25/2038(a)	323,243	332,724
Series 2009-10, Class AB,
5.000%, 03/25/2024	90,932	94,226
Series 2009-103, Class FM,
1M US L + 0.70%, 11/25/2039(a)	74,126	75,152
Series 2009-104, Class FA,
1M US L + 0.80%, 12/25/2039(a)	63,390	61,762
Series 2009-11, Class MP,
7.000%, 03/25/2049	193,710	230,889
Series 2009-110, Class FG,
1M US L + 0.75%, 01/25/2040(a)	169,745	172,728
Series 2009-111, Class CY,
5.000%, 03/25/2038	133,000	149,923
Series 2009-36, Class MX,
5.000%, 06/25/2039	58,000	69,278
Series 2009-47, Class BN,
4.500%, 07/25/2039	56,895	62,420
Series 2009-62, Class WA,
5.575%, 08/25/2039(a)	102,828	115,364
Series 2009-68, Class FD,
1M US L + 1.25%, 09/25/2039(a)	72,929	75,515
Series 2009-70, Class CO,
–%, 01/25/2037(b)	117,000	106,773
Series 2009-70, Class FA,
1M US L + 1.20%,
09/25/2039(a)	45,803	46,299
Series 2009-86, Class OT,
–%, 10/25/2037(b)	52,802	47,680
Series 2009-87, Class FG,
1M US L + 0.75%, 11/25/2039(a)	76,957	78,100
Series 2009-90, Class UZ,
4.500%, 11/25/2039	580,121	693,756

	Principal	Value
	Amount	(Note 2)
Series 2010-1, Class WA,
6.190%, 02/25/2040(a)	$32,730	$37,361
Series 2010-102, Class HA,
4.000%, 09/25/2050	73,897	80,948
Series 2010-103, Class DZ,
4.500%, 09/25/2040	194,785	240,872
Series 2010-103, Class PJ,
4.500%, 09/25/2040	50,000	56,023
Series 2010-111, Class FC,
1M US L + 0.52%, 10/25/2040(a)	82,968	81,918
Series 2010-118, Class LZ,
4.750%, 10/25/2040	58,123	64,510
Series 2010-118, Class GF,
1M US L + 0.55%, 10/25/2039(a)	93,990	94,428
Series 2010-122, Class JA,
7.000%, 07/25/2040	53,703	60,423
Series 2010-123, Class FL,
1M US L + 0.43%, 11/25/2040(a)	33,540	33,778
Series 2010-123, Class KU,
4.500%, 11/25/2040	228,503	252,877
Series 2010-129, Class PZ,
4.500%, 11/25/2040	103,819	110,591
Series 2010-137, Class XP,
4.500%, 10/25/2040	56,691	57,274
Series 2010-14, Class FJ,
1M US L + 0.60%, 03/25/2040(a)	73,713	74,338
Series 2010-141, Class AL,
4.000%, 12/25/2040	76,532	79,826
Series 2010-141, Class MN,
4.000%, 12/25/2040	90,000	102,219
Series 2010-141, Class FB,
1M US L + 0.47%, 12/25/2040(a)	64,587	65,259
Series 2010-142, Class FM,
1M US L + 0.47%, 12/25/2040(a)	25,471	25,746
Series 2010-158, Class KF,
1M US L + 0.50%, 04/25/2040(a)	51,107	51,271
Series 2010-16, Class PL,
5.000%, 03/25/2040	71,000	86,878
Series 2010-33, Class KN,
4.500%, 03/25/2040	100,924	108,103
Series 2010-37, Class CY,
5.000%, 04/25/2040	60,696	69,358
Series 2010-38, Class KD,
4.500%, 09/25/2039	28,823	29,495
	Principal	Value
	Amount	(Note 2)
Series 2010-39, Class EF,
1M US L + 0.52%, 06/25/2037(a)	$61,942	$62,628
Series 2010-45, Class WD,
5.000%, 05/25/2040	180,000	217,986
Series 2010-54, Class LX,
5.000%, 06/25/2040	272,000	328,739
Series 2010-58, Class FY,
1M US L + 0.73%, 06/25/2040(a)	70,189	71,738
Series 2010-64, Class DM,
5.000%, 06/25/2040	77,250	87,371
Series 2010-67, Class BD,
4.500%, 06/25/2040	603,033	683,075
Series 2010-68, Class WB,
4.500%, 07/25/2040	45,000	53,048
Series 2010-68, Class DA,
4.500%, 10/25/2037	43,003	43,135
Series 2010-72, Class NK,
4.000%, 11/25/2039	2,831	2,836
Series 2010-82, Class WZ,
5.000%, 08/25/2040	337,723	414,425
Series 2010-9, Class ME,
5.000%, 02/25/2040	1,167,000	1,396,260
Series 2011-104, Class KH,
2.000%, 03/25/2039	10,065	10,183
Series 2011-114, Class B,
3.500%, 11/25/2041	311,902	338,951
Series 2011-121, Class JP,
4.500%, 12/25/2041	182,009	192,300
Series 2011-130, Class KB,
4.000%, 12/25/2041	93,648	102,682
Series 2011-132, Class PE,
4.500%, 12/25/2041	51,918	57,474
Series 2011-145, Class JA,
4.500%, 12/25/2041	57,433	60,789
Series 2011-15, Class AF,
1M US L + 0.51%, 03/25/2041(a)	37,606	37,979
Series 2011-17, Class PD,
4.000%, 03/25/2041	19,405	20,350
Series 2011-22, Class MA,
6.500%, 04/25/2038	91,331	91,720
Series 2011-26, Class PA,
4.500%, 04/25/2041	168,985	188,710
Series 2011-27, Class ZD,
2.500%, 09/25/2040	155,960	163,814
Series 2011-3, Class FA,
1M US L + 0.68%, 02/25/2041(a)	275,795	272,919

	Principal	Value
	Amount	(Note 2)
Series 2011-43, Class B,
3.500%, 05/25/2031	$38,691	$42,197
Series 2011-45, Class ZA,
4.000%, 05/25/2031	36,605	39,829
Series 2011-47, Class GF,
1M US L + 0.57%, 06/25/2041(a)	141,614	139,875
Series 2011-5, Class PO,
–%, 09/25/2040(b)	16,411	13,832
Series 2011-55, Class BZ,
3.500%, 06/25/2041	302,814	333,827
Series 2011-74, Class UB,
4.000%, 07/25/2040	290,238	313,785
Series 2011-75, Class HP,
2.500%, 07/25/2040	35,404	35,995
Series 2011-86, Class NF,
1M US L + 0.55%, 09/25/2041(a)	40,665	41,168
Series 2011-86, Class AF,
1M US L + 0.50%, 02/25/2040(a)	60,282	60,108
Series 2011-93, Class GA,
4.000%, 04/25/2039	42,313	44,545
Series 2011-93, Class ST,
4.000%, 09/25/2041	33,292	36,505
Series 2011-96, Class PA,
2.500%, 03/25/2040	71,404	71,548
Series 2012-100, Class DB,
3.000%, 09/25/2042	150,000	155,396
Series 2012-111, Class B,
7.000%, 10/25/2042	135,536	163,781
Series 2012-120, Class AH,
2.500%, 02/25/2032	82,928	85,471
Series 2012-125, Class KZ,
3.000%, 11/25/2042	144,492	142,049
Series 2012-128, Class NP,
2.500%, 11/25/2042	47,257	47,264
Series 2012-129, Class HT,
2.000%, 12/25/2032	86,573	84,648
Series 2012-13, Class JP,
4.500%, 02/25/2042	1,049,406	1,113,389
Series 2012-131, Class FG,
1M US L + 0.35%, 09/25/2042(a)	27,519	26,829
Series 2012-137, Class CF,
1M US L + 0.30%, 08/25/2041(a)	63,757	63,625
Series 2012-139, Class GB,
2.500%, 12/25/2042	210,538	201,097
Series 2012-14, Class MH,
2.000%, 12/25/2040	58,268	59,119
	Principal	Value
	Amount	(Note 2)
Series 2012-14, Class FL,
1M US L + 0.45%, 12/25/2040(a)	$15,302	$15,347
Series 2012-144, Class JT,
2.500%, 06/25/2042	14,743	14,422
Series 2012-149, Class ZA,
3.000%, 01/25/2041	292,886	300,870
Series 2012-149, Class KB,
3.000%, 01/25/2043	144,000	151,486
Series 2012-149, Class DA,
1.750%, 01/25/2043	51,094	52,134
Series 2012-152, Class PB,
3.500%, 01/25/2043	55,000	60,042
Series 2012-20, Class TD,
4.500%, 02/25/2042	180,384	188,732
Series 2012-33, Class F,
1M US L + 0.52%, 04/25/2042(a)	59,152	58,260
Series 2012-37, Class BF,
1M US L + 0.50%, 12/25/2035(a)	80,369	81,212
Series 2012-46, Class YB,
3.500%, 05/25/2042	100,000	101,633
Series 2012-47, Class HF,
1M US L + 0.40%, 05/25/2027(a)	124,615	124,261
Series 2012-49, Class TG,
2.000%, 07/25/2041	188,078	192,827
Series 2012-50, Class HC,
2.000%, 03/25/2042	97,142	99,375
Series 2012-56, Class UB,
4.000%, 06/25/2042	416,000	460,757
Series 2012-56, Class WB,
3.500%, 05/25/2042	100,000	103,959
Series 2012-63, Class EB,
2.000%, 08/25/2040	324,735	325,415
Series 2012-70, Class WC,
3.000%, 07/25/2042	122,000	123,318
Series 2012-80, Class GZ,
3.000%, 08/25/2042	557,775	589,694
Series 2012-82, Class E,
2.000%, 04/25/2042	65,789	68,056
Series 2012-83, Class LD,
2.000%, 04/25/2041	220,025	224,195
Series 2012-83, Class AC,
3.000%, 08/25/2042	50,000	52,319
Series 2012-94, Class KF,
1M US L + 0.35%, 05/25/2038(a)	30,742	30,781
Series 2012-96, Class CB,
1.500%, 04/25/2039	5,878	5,743

	Principal	Value
	Amount	(Note 2)
Series 2012-98, Class ZP,
6.000%, 09/25/2042	$579,216	$802,788
Series 2012-99, Class LA,
3.500%, 06/25/2042	514,580	518,096
Series 2013-100, Class DH,
3.000%, 09/25/2031	116,910	119,298
Series 2013-101, Class JA,
4.000%, 09/25/2043	17,087	17,053
Series 2013-104, Class CY,
5.000%, 10/25/2043	50,000	60,536
Series 2013-108, Class GU,
3.000%, 10/25/2033	55,000	58,904
Series 2013-111, Class PA,
2.000%, 12/25/2042	241,194	242,313
Series 2013-114, Class LM,
4.000%, 03/25/2042	300,000	332,648
Series 2013-129, Class WL,
2.000%, 12/25/2027	21,883	22,247
Series 2013-13, Class WA,
2.500%, 07/25/2042	80,362	78,527
Series 2013-130, Class FB,
1M US L + 0.45%, 01/25/2044(a)	72,065	72,497
Series 2013-132, Class LA,
3.000%, 01/25/2044	154,331	155,214
Series 2013-136, Class QB,
3.500%, 03/25/2042	300,000	320,903
Series 2013-17, Class YM,
4.000%, 03/25/2033	23,152	25,577
Series 2013-2, Class QF,
1M US L + 0.50%, 02/25/2043(a)	26,911	27,008
Series 2013-35, Class CV,
3.000%, 02/25/2043	100,000	109,505
Series 2013-40, Class KD,
1.750%, 04/25/2042	48,385	48,102
Series 2013-52, Class GM,
5.000%, 06/25/2043	89,000	100,148
Series 2013-53, Class CV,
3.500%, 05/25/2030	98,684	103,004
Series 2013-56, Class HB,
2.500%, 06/25/2043	57,222	56,433
Series 2013-68, Class LE,
2.000%, 04/25/2043	176,529	180,477
Series 2013-68, Class P,
3.500%, 10/25/2042	271,112	278,516
Series 2013-72, Class AF,
1M US L + 0.25%, 11/25/2042(a)	20,033	20,044
Series 2013-72, Class YA,
3.000%, 06/25/2033	37,344	37,329
	Principal	Value
	Amount	(Note 2)
Series 2013-9, Class CB,
5.500%, 04/25/2042	$19,644	$22,701
Series 2013-91, Class PB,
4.000%, 09/25/2043	100,000	111,711
Series 2013-98, Class CJ,
2.500%, 07/25/2030	109,674	110,971
Series 2014-12, Class GV,
3.500%, 03/25/2027	130,568	135,846
Series 2014-21, Class MA,
2.000%, 09/25/2041	187,965	193,684
Series 2014-26, Class YW,
3.500%, 04/25/2044	50,538	56,420
Series 2014-3, Class BM,
2.500%, 06/25/2043	50,000	52,489
Series 2014-49, Class CA,
3.000%, 08/25/2044	173,464	183,762
Series 2014-73, Class FA,
1M US L + 0.35%, 11/25/2044(a)	26,289	25,729
Series 2014-81, Class TM,
2.500%, 04/25/2041	30,703	30,916
Series 2014-81, Class GC,
3.000%, 03/25/2038	88,523	91,130
Series 2014-82, Class LA,
3.000%, 09/25/2039	89,560	90,066
Series 2014-88, Class ER,
2.500%, 02/25/2036	53,125	55,676
Series 2015-31, Class UB,
2.500%, 01/25/2033	51,692	51,882
Series 2015-44, Class J,
3.500%, 12/25/2040	335,873	342,915
Series 2015-51, Class CD,
3.000%, 07/25/2044	275,105	287,876
Series 2015-72, Class PC,
3.000%, 10/25/2043	8,305	8,302
Series 2015-94, Class EP,
3.000%, 07/25/2043	235,878	238,671
Series 2016-14, Class NC,
2.500%, 03/25/2046	4,251,129	4,323,590
Series 2016-27, Class HK,
3.000%, 01/25/2041	482,009	525,379
Series 2016-33, Class LE,
2.500%, 11/25/2033	72,107	76,190
Series 2016-48, Class UF,
1M US L + 0.40%, 08/25/2046(a)	102,076	100,051
Series 2016-6, Class YA,
3.000%, 12/25/2045	28,126	28,090
Series 2016-75, Class FC,
1M US L + 0.40%, 10/25/2046(a)	43,668	42,896

	Principal	Value
	Amount	(Note 2)
Series 2016-8, Class CB,
3.500%, 03/25/2046	$525,000	$599,802
Series 2016-85, Class BA,
2.500%, 11/25/2046	38,315	37,709
Series 2016-9, Class D,
3.000%, 03/25/2046	59,629	64,104
Series 2016-91, Class CK,
3.000%, 12/25/2046	65,432	65,513
Series 2017-1, Class AP,
3.500%, 05/25/2043	186,853	188,843
Series 2017-10, Class FA,
1M US L + 0.40%, 03/25/2047(a)	47,747	47,997
Series 2017-107, Class GA,
3.000%, 08/25/2045	385,731	392,212
Series 2017-15, Class MA,
3.000%, 02/25/2042	138,015	138,758
Series 2017-15, Class PE,
3.500%, 04/25/2046	101,251	106,381
Series 2017-16, Class JA,
3.000%, 02/25/2043	71,631	72,308
Series 2017-35, Class AH,
3.500%, 04/25/2053	48,222	49,823
Series 2017-38, Class JA,
3.000%, 03/25/2047	252,192	265,136
Series 2017-4, Class CA,
3.500%, 06/25/2042	120,576	120,956
Series 2017-4, Class AH,
3.000%, 05/25/2041	37,009	37,145
Series 2017-40, Class GL,
3.500%, 03/25/2043	34,232	34,399
Series 2017-45, Class KD,
3.500%, 02/25/2044	107,693	109,749
Series 2017-46, Class AB,
3.500%, 07/25/2049	93,398	95,216
Series 2017-52, Class KD,
2.750%, 04/25/2044	87,596	87,874
Series 2017-56, Class BA,
3.000%, 03/25/2045	207,649	214,849
Series 2017-59, Class DC,
3.500%, 05/25/2044	74,598	76,034
Series 2018-11, Class BC,
3.750%, 05/25/2044	526,751	532,964
Series 2018-16, Class HA,
3.000%, 07/25/2043	109,633	111,197
Series 2018-24, Class BA,
3.500%, 09/25/2045	223,822	231,278
Series 2018-38, Class PA,
3.500%, 06/25/2047	51,492	53,914
	Principal	Value
	Amount	(Note 2)
Series 2018-39, Class FG,
1M US L + 0.25%, 11/25/2033(a)	$170,337	$170,203
Series 2018-41, Class PZ,
4.000%, 06/25/2048	868,758	1,024,143
Series 2018-43, Class FE,
1M US L + 0.25%, 09/25/2038(a)	60,774	59,362
Series 2018-45, Class GA,
3.000%, 06/25/2048	104,863	109,500
Series 2018-56, Class CH,
3.000%, 08/25/2048	82,837	86,985
Series 2018-60, Class KL,
4.000%, 08/25/2048	96,000	110,837
Series 2018-67, Class DY,
4.000%, 09/25/2048	304,029	351,086
Series 2018-77, Class BA,
3.000%, 04/25/2044	258,835	260,498
Series 2018-83, Class LH,
4.000%, 11/25/2048	61,021	64,232
Series 2018-84, Class DA,
3.500%, 10/25/2043	17,234	17,221
Series 2018-94, Class KD,
3.500%, 12/25/2048	95,147	100,834
Series 2019-10, Class MA,
3.000%, 03/25/2049	259,424	271,358
Series 2019-13, Class MH,
3.000%, 03/25/2049	1,062,049	1,108,987
Series 2019-37, Class AE,
6.000%, 07/25/2043	1,488,412	1,512,007
Series 2019-55, Class MQ,
3.500%, 10/25/2049	2,065,362	2,171,001
Series 2019-56, Class CA,
3.000%, 10/25/2042	1,710,929	1,719,085
Series 2019-60, Class A,
3.000%, 11/25/2042	1,645,556	1,653,901
Series 2019-60, Class BF,
1M US L + 0.45%, 10/25/2049(a)	37,875	38,066
Series 2019-65, Class HA,
2.500%, 11/25/2049	370,309	382,772
Series 2019-9, Class KD,
4.000%, 05/25/2030	1,250,687	1,255,189
Series 2020-10, Class B,
3.000%, 03/25/2050	898,970	921,298
		58,397,182
Freddie Mac
Series 1994-1665, Class KZ,
6.500%, 01/15/2024	6,286	6,719
Series 1996-1863, Class Z,
6.500%, 07/15/2026	13,465	14,325

	Principal	Value
	Amount	(Note 2)
Series 1997-1935, Class FK,
1M US L + 0.70%, 02/15/2027(a)	$19,376	$19,509
Series 1997-1980, Class Z,
7.000%, 07/15/2027	21,739	24,810
Series 1998-2034, Class Z,
6.500%, 02/15/2028	25,840	28,495
Series 1998-2035, Class PC,
6.950%, 03/15/2028	7,743	8,785
Series 1998-2053, Class Z,
6.500%, 04/15/2028	25,976	29,148
Series 1998-2060, Class Z,
6.500%, 05/15/2028	14,816	16,880
Series 1998-2079, Class FA,
1M US L + 0.50%, 07/17/2028(a)	7,122	7,133
Series 1998-2095, Class PE,
6.000%, 11/15/2028	26,824	30,296
Series 1998-2102, Class Z,
6.000%, 12/15/2028	86,600	97,869
Series 1999-2115, Class FB,
1M US L + 0.45%, 01/15/2029(a)	51,518	51,614
Series 1999-2126, Class CB,
6.250%, 02/15/2029	40,113	44,805
Series 1999-2137, Class TH,
6.500%, 03/15/2029	9,299	10,640
Series 1999-2154, Class PL,
6.500%, 05/15/2029	40,200	46,219
Series 2000-2224, Class CB,
8.000%, 03/15/2030	10,283	12,061
Series 2001-2274, Class ZM,
6.500%, 01/15/2031	16,954	19,137
Series 2001-2279, Class Z,
6.000%, 01/15/2031	18,327	20,557
Series 2001-2320, Class FI,
1M US L + 0.50%, 09/15/2029(a)	47,722	47,907
Series 2001-2322, Class FV,
1M US L + 0.50%, 06/15/2030(a)	38,135	37,598
Series 2001-2324, Class PZ,
6.500%, 06/15/2031	182,540	215,829
Series 2001-2334, Class KB,
6.500%, 05/15/2028	138,679	156,617
Series 2001-2341, Class FP,
1M US L + 0.90%, 07/15/2031(a)	44,685	45,469
Series 2001-2367, Class FA,
1M US L + 0.525%, 06/15/2031(a)	42,826	43,049
	Principal	Value
	Amount	(Note 2)
Series 2001-2372, Class F,
1M US L + 0.50%, 10/15/2031(a)	$37,326	$37,456
Series 2001-2388, Class FR,
1M US L + 0.65%, 06/15/2031(a)	28,494	28,756
Series 2001-2388, Class FB,
1M US L + 0.60%, 01/15/2029(a)	33,441	33,655
Series 2001-2391, Class HF,
1M US L + 0.55%, 06/15/2031(a)	14,695	14,784
Series 2001-2396, Class FM,
1M US L + 0.45%, 12/15/2031(a)	62,072	62,187
Series 2001-2396, Class FN,
1M US L + 0.65%, 12/15/2031(a)	145,089	147,122
Series 2002-2411, Class F,
1M US L + 0.55%, 02/15/2032(a)	37,298	37,294
Series 2002-2412, Class OF,
1M US L + 0.95%, 12/15/2031(a)	46,876	47,478
Series 2002-2417, Class FY,
1M US L + 0.60%, 12/15/2031(a)	14,851	14,605
Series 2002-2424, Class FY,
1M US L + 0.45%, 03/15/2032(a)	74,368	74,576
Series 2002-2430, Class WF,
6.500%, 03/15/2032	13,223	15,696
Series 2002-2433, Class FA,
1M US L + 0.95%, 02/15/2032(a)	56,515	57,725
Series 2002-2460, Class FA,
1M US L + 1.00%, 03/15/2032(a)	97,565	99,638
Series 2002-2466, Class FV,
1M US L + 0.55%, 03/15/2032(a)	93,952	94,550
Series 2002-2470, Class EF,
1M US L + 1.00%, 03/15/2032(a)	104,594	106,816
Series 2002-2478, Class FD,
1M US L + 1.00%, 02/15/2032(a)	30,539	31,193
Series 2002-2481, Class FE,
1M US L + 1.00%, 03/15/2032(a)	29,554	30,182

	Principal	Value
	Amount	(Note 2)
Series 2002-2488, Class FU,
1M US L + 0.60%, 03/15/2032(a)	$88,757	$88,226
Series 2002-2494, Class F,
1M US L + 1.05%, 06/15/2031(a)	56,892	58,136
Series 2002-2495, Class ZB,
4.500%, 09/15/2032	55,922	61,717
Series 2002-2510, Class FE,
1M US L + 0.40%, 10/15/2032(a)	50,952	50,986
Series 2002-2513, Class AF,
1M US L + 1.00%, 02/15/2032(a)	66,913	68,344
Series 2002-2516, Class FD,
1M US L + 1.00%, 02/15/2032(a)	77,576	79,236
Series 2002-2517, Class FR,
1M US L + 0.35%, 10/15/2032(a)	20,332	20,325
Series 2002-2524, Class DH,
6.000%, 11/15/2032	33,000	39,578
Series 2002-2535, Class AW,
5.500%, 12/15/2032	17,343	19,762
Series 2002-2538, Class F,
1M US L + 0.60%, 12/15/2032(a)	227,864	230,894
Series 2002-2541, Class BL,
5.500%, 12/15/2032	69,540	77,191
Series 2003-2554, Class MN,
5.500%, 01/15/2033	72,796	82,731
Series 2003-2557, Class HL,
5.300%, 01/15/2033	153,392	173,029
Series 2003-2557, Class NU,
5.250%, 03/15/2032	83,350	93,838
Series 2003-2557, Class WF,
1M US L + 0.40%, 01/15/2033(a)	47,199	47,263
Series 2003-2568, Class D,
5.500%, 02/15/2033	49,015	54,498
Series 2003-2571, Class FY,
1M US L + 0.75%, 12/15/2032(a)	32,829	33,383
Series 2003-2587, Class FW,
1M US L + 0.47%, 03/15/2033(a)	80,700	81,007
Series 2003-2590, Class OZ,
4.000%, 03/15/2033	234,412	261,850
	Principal	Value
	Amount	(Note 2)
Series 2003-2590, Class QY,
3.750%, 04/15/2028	$19,989	$20,866
Series 2003-2614, Class FV,
1M US L + 1.50%, 05/15/2033(a)	345,352	356,457
Series 2003-2624, Class QH,
5.000%, 06/15/2033	20,479	23,026
Series 2003-2626, Class ZX,
5.000%, 06/15/2033	181,547	217,256
Series 2003-2627, Class CN,
5.000%, 06/15/2033	57,524	64,734
Series 2003-2631, Class DB,
5.000%, 06/15/2033	138,000	162,647
Series 2003-2647, Class A,
3.250%, 04/15/2032	99,773	107,044
Series 2003-2648, Class WZ,
5.000%, 07/15/2033	239,452	285,891
Series 2003-2668, Class LH,
5.000%, 09/15/2033	28,462	32,151
Series 2003-2707, Class FH,
1M US L + 0.65%, 04/15/2032(a)	57,037	57,666
Series 2003-2717, Class LH,
5.500%, 12/15/2033	9,025	9,908
Series 2003-2725, Class TA,
4.500%, 12/15/2033	97,000	111,785
Series 2004-2750, Class TC,
5.250%, 02/15/2034	14,627	16,116
Series 2004-2768, Class PW,
4.250%, 03/15/2034	195,593	210,663
Series 2004-2802, Class OH,
6.000%, 05/15/2034	35,694	40,036
Series 2004-2835, Class KZ,
5.500%, 08/15/2034	60,784	70,884
Series 2004-2893, Class PE,
5.000%, 11/15/2034	20,743	23,670
Series 2004-2901, Class KB,
5.000%, 12/15/2034	58,312	65,112
Series 2005-2927, Class EZ,
5.500%, 02/15/2035	50,329	54,413
Series 2005-2929, Class PG,
5.000%, 02/15/2035	42,353	48,351
Series 2005-2933, Class HD,
5.500%, 02/15/2035	53,298	60,218
Series 2005-2953, Class PG,
5.500%, 03/15/2035	29,829	34,939

	Principal	Value
	Amount	(Note 2)
Series 2005-2962, Class KF,
1M US L + 0.20%, 04/15/2035(a)	$25,840	$25,825
Series 2005-2980, Class QA,
6.000%, 05/15/2035	59,669	69,050
Series 2005-2996, Class GX,
5.500%, 06/15/2035	72,000	84,625
Series 2005-3012, Class ZE,
5.750%, 08/15/2035	59,922	69,104
Series 2005-3028, Class FM,
1M US L + 0.25%, 09/15/2035(a)	19,494	19,499
Series 2005-3028, Class PG,
5.500%, 09/15/2035	25,992	29,579
Series 2005-3028, Class ZE,
5.500%, 09/15/2035	766,340	854,999
Series 2005-3033, Class WY,
5.500%, 09/15/2035	78,722	89,445
Series 2005-3036, Class NE,
5.000%, 09/15/2035	165,778	190,519
Series 2005-3042, Class PZ,
5.750%, 09/15/2035	137,361	175,460
Series 2005-3052, Class WH,
5.500%, 10/15/2035	19,577	22,187
Series 2005-3059, Class ZM,
5.000%, 02/15/2035	141,343	159,799
Series 2005-3068, Class Z,
5.500%, 11/15/2035	264,716	312,656
Series 2005-3070, Class FT,
1M US L + 0.35%, 11/15/2035(a)	28,643	28,810
Series 2005-3072, Class NF,
1M US L + 0.50%, 11/15/2035(a)	56,511	55,671
Series 2005-3085, Class FE,
1M US L + 0.80%, 08/15/2035(a)	71,341	72,873
Series 2006-3098, Class PG,
5.000%, 01/15/2036	107,943	123,960
Series 2006-3122, Class OH,
–%, 03/15/2036(b)	21,145	19,870
Series 2006-3123, Class HT,
5.000%, 03/15/2026	51,879	55,303
Series 2006-3136, Class KF,
1M US L + 0.30%, 04/15/2036(a)	39,129	39,214
Series 2006-3137, Class XP,
6.000%, 04/15/2036	29,223	34,797
	Principal	Value
	Amount	(Note 2)
Series 2006-3143, Class BC,
5.500%, 02/15/2036	$143,102	$167,607
Series 2006-3145, Class FN,
1M US L + 0.43%, 04/15/2036(a)	19,134	19,271
Series 2006-3148, Class CY,
6.000%, 04/15/2036	28,770	33,569
Series 2006-3153, Class UG,
1M US L + 0.45%, 05/15/2036(a)	32,510	32,803
Series 2006-3154, Class PN,
5.500%, 05/15/2036	94,238	108,703
Series 2006-3201, Class FL,
1M US L + 0.60%, 08/15/2036(a)	128,162	126,682
Series 2006-3202, Class HF,
1M US L + 0.35%, 08/15/2036(a)	67,167	67,408
Series 2006-3204, Class ZM,
5.000%, 08/15/2034	151,868	173,355
Series 2006-3206, Class FE,
1M US L + 0.40%, 08/15/2036(a)	71,196	69,961
Series 2006-3236, Class EF,
1M US L + 0.30%, 11/15/2036(a)	18,542	18,151
Series 2006-3237, Class CD,
5.500%, 09/15/2036	198,000	218,954
Series 2006-3237, Class CE,
5.500%, 11/15/2036	59,000	73,655
Series 2006-3249, Class CB,
4.250%, 12/15/2036	449,790	498,867
Series 2007-3262, Class FT,
1M US L + 0.27%, 01/15/2037(a)	77,030	75,149
Series 2007-3279, Class FB,
1M US L + 0.32%, 02/15/2037(a)	110,711	108,373
Series 2007-3284, Class AZ,
4.500%, 03/15/2037	82,721	89,760
Series 2007-3301, Class FY,
1M US L + 0.42%, 04/15/2037(a)	34,545	34,821
Series 2007-3311, Class DF,
1M US L + 0.34%, 05/15/2037(a)	165,181	165,792
Series 2007-3312, Class PA,
5.500%, 05/15/2037	19,506	22,534
Series 2007-3316, Class FB,
1M US L + 0.30%, 08/15/2035(a)	50,590	49,604

	Principal	Value
	Amount	(Note 2)
Series 2007-3349, Class HG,
5.500%, 07/15/2037	$27,829	$32,371
Series 2007-3361, Class AF,
1M US L + 0.35%, 11/15/2036(a)	113,273	111,040
Series 2007-3367, Class YF,
1M US L + 0.55%, 09/15/2037(a)	24,558	24,267
Series 2007-3368, Class AF,
1M US L + 0.72%, 09/15/2037(a)	94,834	96,344
Series 2007-3378, Class FA,
1M US L + 0.58%, 06/15/2037(a)	45,001	45,563
Series 2007-3380, Class FM,
1M US L + 0.59%, 10/15/2037(a)	29,841	30,226
Series 2007-3382, Class FG,
1M US L + 0.60%, 11/15/2037(a)	52,835	53,592
Series 2007-3382, Class FL,
1M US L + 0.70%, 11/15/2037(a)	133,256	132,694
Series 2007-3387, Class PF,
1M US L + 0.42%, 11/15/2037(a)	42,245	42,577
Series 2007-3388, Class FJ,
1M US L + 0.70%, 11/15/2037(a)	191,037	194,340
Series 2008-3404, Class DC,
5.500%, 01/15/2038	72,000	82,804
Series 2008-3405, Class PE,
5.000%, 01/15/2038	77,554	89,629
Series 2008-3409, Class DB,
6.000%, 01/15/2038	219,818	257,637
Series 2008-3411, Class FL,
1M US L + 0.70%, 02/15/2038(a)	35,745	35,661
Series 2008-3415, Class DF,
1M US L + 0.70%, 08/15/2035(a)	148,089	147,052
Series 2008-3415, Class PC,
5.000%, 12/15/2037	48,826	54,838
Series 2008-3415, Class TF,
1M US L + 0.74%, 08/15/2035(a)	73,347	74,809
Series 2008-3469, Class CF,
1M US L + 0.79%, 07/15/2038(a)	108,672	106,259
	Principal	Value
	Amount	(Note 2)
Series 2009-3536, Class FM,
1M US L + 1.00%, 05/15/2039(a)	$41,347	$42,506
Series 2009-3539, Class B,
4.500%, 06/15/2029	44,000	49,243
Series 2009-3545, Class FA,
1M US L + 0.85%, 06/15/2039(a)	126,149	125,781
Series 2009-3548, Class ZE,
5.500%, 12/15/2032	274,963	318,868
Series 2009-3549, Class FA,
1M US L + 1.20%, 07/15/2039(a)	28,604	29,190
Series 2009-3564, Class NB,
5.000%, 08/15/2039	349,000	403,227
Series 2009-3574, Class D,
5.000%, 09/15/2039	120,528	137,738
Series 2009-3584, Class FA,
1M US L + 0.70%, 12/15/2036(a)	42,716	43,458
Series 2009-3587, Class DA,
4.500%, 10/15/2039	193,943	212,397
Series 2009-3604, Class PO,
–%, 05/15/2036(b)	103,224	94,109
Series 2009-3605, Class BF,
1M US L + 0.86%, 11/15/2039(a)	210,969	215,949
Series 2009-3611, Class FH,
1M US L + 0.75%, 07/15/2034(a)	18,803	19,172
Series 2010-3620, Class EL,
4.000%, 01/15/2030	43,080	46,546
Series 2010-3626, Class ME,
5.000%, 01/15/2040	405,000	471,731
Series 2010-3631, Class PA,
4.000%, 02/15/2040	192,574	215,025
Series 2010-3653, Class B,
4.500%, 04/15/2030	117,061	128,989
Series 2010-3662, Class PJ,
5.000%, 04/15/2040	125,002	142,794
Series 2010-3664, Class DA,
4.000%, 11/15/2037	170,062	180,137
Series 2010-3704, Class DC,
4.000%, 11/15/2036	87,996	90,941
Series 2010-3737, Class GB,
4.500%, 04/15/2039	79,889	82,900
Series 2010-3747, Class CY,
4.500%, 10/15/2040	400,000	460,708

	Principal	Value
	Amount	(Note 2)
Series 2010-3762, Class WP,
4.000%, 12/15/2039	$37,727	$39,767
Series 2010-3770, Class JZ,
4.000%, 12/15/2040	10,440,699	11,711,427
Series 2010-3770, Class GA,
4.500%, 10/15/2040	364,669	429,169
Series 2010-3777, Class NA,
4.500%, 01/15/2039	12,334	12,332
Series 2011-3790, Class AP,
4.500%, 01/15/2037	1,405	1,406
Series 2011-3792, Class DF,
1M US L + 0.40%, 11/15/2040(a)	40,268	40,072
Series 2011-3798, Class PJ,
4.000%, 01/15/2041	93,106	102,478
Series 2011-3800, Class AF,
1M US L + 0.50%, 02/15/2041(a)	30,875	31,198
Series 2011-3819, Class ZQ,
6.000%, 04/15/2036	25,589	30,478
Series 2011-3822, Class FY,
1M US L + 0.40%, 02/15/2033(a)	23,932	24,096
Series 2011-3830, Class NB,
4.500%, 02/15/2039	87,418	91,283
Series 2011-3843, Class PZ,
5.000%, 04/15/2041	618,105	741,325
Series 2011-3843, Class FE,
1M US L + 0.55%, 04/15/2041(a)	70,814	71,748
Series 2011-3852, Class QN,
27.21053% - 1M US L%, 05/15/2041(a)	80,305	86,293
Series 2011-3852, Class TP,
27.50% - 1M US L%, 05/15/2041(a)	50,868	55,564
Series 2011-3857, Class ZP,
5.000%, 05/15/2041	903,778	1,106,263
Series 2011-3862, Class MA,
5.000%, 04/15/2041	175,114	194,541
Series 2011-3891, Class BF,
1M US L + 0.55%, 07/15/2041(a)	64,298	64,998
Series 2011-3894, Class ZA,
4.500%, 07/15/2041	264,049	292,990
Series 2011-3905, Class BZ,
3.000%, 08/15/2041	159,117	171,684
Series 2011-3910, Class JG,
2.750%, 12/15/2037	48,914	49,376
	Principal	Value
	Amount	(Note 2)
Series 2011-3919, Class BD,
2.500%, 08/15/2039	$9,659	$9,664
Series 2011-3919, Class DL,
4.000%, 08/15/2030	298,000	337,260
Series 2011-3935, Class JZ,
4.500%, 10/15/2041	968,139	1,153,983
Series 2011-3939, Class AZ,
4.000%, 03/15/2041	385,986	416,382
Series 2011-3939, Class BZ,
4.500%, 06/15/2041	1,079,604	1,146,158
Series 2011-3951, Class JB,
4.000%, 08/15/2041	27,013	27,331
Series 2011-3958, Class PJ,
4.500%, 09/15/2041	249,324	260,420
Series 2011-3959, Class MB,
4.500%, 11/15/2041	44,199	54,213
Series 2011-3962, Class FB,
1M US L + 0.50%, 10/15/2039(a)	23,412	23,458
Series 2011-3963, Class JB,
4.500%, 11/15/2041	150,000	166,291
Series 2011-3969, Class JP,
4.500%, 09/15/2041	83,680	89,066
Series 2011-3970, Class HA,
3.000%, 02/15/2026	9,871	9,914
Series 2012-3979, Class GA,
3.500%, 05/15/2030	21,577	21,779
Series 2012-3984, Class DF,
1M US L + 0.55%, 01/15/2042(a)	60,860	60,144
Series 2012-3989, Class JW,
3.500%, 01/15/2042	255,000	281,758
Series 2012-3997, Class EB,
3.500%, 12/15/2041	72,672	76,671
Series 2012-3997, Class EC,
3.500%, 02/15/2042	124,000	130,696
Series 2012-3997, Class FQ,
1M US L + 0.50%, 02/15/2042(a)	67,976	68,507
Series 2012-4001, Class FM,
1M US L + 0.50%, 02/15/2042(a)	44,294	43,610
Series 2012-4011, Class DB,
4.000%, 09/15/2041	244,988	274,362
Series 2012-4012, Class GC,
3.500%, 06/15/2040	46,000	48,464
Series 2012-4012, Class GJ,
2.500%, 06/15/2038	26,693	26,811

	Principal	Value
	Amount	(Note 2)
Series 2012-4012, Class NF,
1M US L + 0.45%, 12/15/2038(a)	$17,195	$17,236
Series 2012-4020, Class PG,
2.500%, 03/15/2027	20,166	20,944
Series 2012-4037, Class CA,
3.000%, 04/15/2027	58,525	64,043
Series 2012-4039, Class LT,
3.500%, 05/15/2042	113,000	118,539
Series 2012-4050, Class ND,
2.500%, 09/15/2041	87,854	89,677
Series 2012-4062, Class MZ,
3.500%, 06/15/2042	134,983	141,899
Series 2012-4064, Class AY,
3.000%, 06/15/2027	48,000	52,163
Series 2012-4068, Class PE,
3.000%, 06/15/2042	224,000	243,565
Series 2012-4075, Class PB,
3.000%, 07/15/2042	42,000	45,834
Series 2012-4076, Class MV,
3.000%, 04/15/2031	69,000	73,573
Series 2012-4094, Class CW,
2.000%, 08/15/2042	485,548	503,590
Series 2012-4097, Class CU,
1.500%, 08/15/2027	25,000	24,934
Series 2012-4097, Class UF,
1M US L + 0.35%, 08/15/2032(a)	67,501	67,290
Series 2012-4102, Class DA,
3.000%, 08/15/2041	17,359	17,029
Series 2012-4104, Class AJ,
1.500%, 09/15/2027	48,733	49,809
Series 2012-4120, Class TC,
1.500%, 10/15/2027	16,935	17,190
Series 2012-4122, Class BA,
3.131%, 05/15/2040	249,788	267,634
Series 2012-4133, Class TA,
3.000%, 11/15/2042	731,231	704,825
Series 2012-4141, Class PL,
2.500%, 12/15/2042	100,000	101,556
Series 2013-4160, Class HB,
2.500%, 12/15/2032	41,219	42,816
Series 2013-4170, Class FW,
1M US L + 0.95%, 01/15/2033(a)	46,325	46,690
Series 2013-4170, Class HN,
3.000%, 01/15/2033	127,480	127,833
	Principal	Value
	Amount	(Note 2)
Series 2013-4176, Class YD,
3.000%, 03/15/2043	$50,000	$51,488
Series 2013-4185, Class PB,
3.000%, 03/15/2043	450,000	488,617
Series 2013-4189, Class MD,
3.000%, 06/15/2033	82,085	83,076
Series 2013-4203, Class DJ,
2.500%, 04/15/2033	88,161	90,140
Series 2013-4218, Class DG,
2.500%, 07/15/2042	278,036	289,171
Series 2013-4218, Class KB,
2.250%, 11/15/2039	100,634	101,408
Series 2013-4220, Class EH,
2.500%, 06/15/2028	78,679	81,492
Series 2013-4230, Class VB,
2.500%, 12/15/2031	109,983	110,067
Series 2013-4231, Class FD,
1M US L + 0.35%, 10/15/2032(a)	25,451	25,167
Series 2013-4246, Class PB,
4.000%, 09/15/2043	493,003	548,342
Series 2013-4257, Class A,
2.500%, 10/15/2027	65,416	66,968
Series 2013-4259, Class MG,
3.000%, 08/15/2041	65,284	66,699
Series 2013-4265, Class FD,
1M US L + 0.40%, 01/15/2035(a)	96,433	97,015
Series 2014-4293, Class NM,
4.500%, 06/15/2043	51,868	56,169
Series 2014-4294, Class PF,
1M US L + 0.40%, 01/15/2044(a)	25,401	25,564
Series 2014-4301, Class U,
3.500%, 07/15/2032	120,092	126,068
Series 2014-4302, Class DA,
3.000%, 07/15/2039	234,299	236,208
Series 2014-4320, Class AP,
3.500%, 07/15/2039	199,241	217,236
Series 2014-4324, Class AY,
3.000%, 04/15/2029	568,738	620,034
Series 2014-4333, Class PB,
2.500%, 10/15/2043	50,064	50,938
Series 2014-4337, Class VJ,
3.500%, 06/15/2027	32,644	33,424
Series 2014-4368, Class BE,
2.500%, 05/15/2031	191,544	193,230
Series 2014-4370, Class PC,
2.500%, 09/15/2041	112,784	115,125

	Principal	Value
	Amount	(Note 2)
Series 2014-4405, Class CE,
2.500%, 09/15/2039	$325,311	$325,998
Series 2015-4459, Class CA,
5.000%, 12/15/2034	41,938	46,305
Series 2015-4461, Class EA,
2.000%, 07/15/2037	158,714	163,788
Series 2015-4467, Class BA,
3.000%, 01/15/2040	217,995	218,653
Series 2015-4468, Class K,
3.000%, 10/15/2039	55,555	55,664
Series 2015-4470, Class AQ,
3.000%, 06/15/2041	152,920	155,777
Series 2015-4491, Class B,
3.000%, 08/15/2040	91,602	91,689
Series 2015-4498, Class JA,
2.500%, 04/15/2037	245,408	251,799
Series 2015-4504, Class DN,
3.000%, 10/15/2040	71,910	72,592
Series 2016-4555, Class CP,
3.000%, 04/15/2045	1,146,104	1,212,938
Series 2016-4590, Class AK,
3.500%, 08/15/2027	89,264	95,037
Series 2016-4594, Class JD,
3.000%, 12/15/2042	31,000	30,766
Series 2016-4604, Class CG,
2.500%, 06/15/2046	3,297	3,194
Series 2016-4628, Class GA,
3.000%, 04/15/2040	330,368	331,556
Series 2016-4639, Class HZ,
3.250%, 04/15/2053(c)	477,648	521,046
Series 2017-4646, Class D,
3.500%, 01/15/2042	149,013	150,234
Series 2017-4655, Class HA,
3.500%, 01/15/2042	288,638	290,171
Series 2017-4655, Class LA,
3.500%, 03/15/2042	167,816	168,818
Series 2017-4655, Class KA,
3.500%, 03/15/2042	57,703	58,047
Series 2017-4660, Class B,
3.000%, 04/15/2040	172,777	174,196
Series 2017-4664, Class CB,
3.000%, 04/15/2037	274,305	274,153
Series 2017-4667, Class EJ,
3.000%, 04/15/2042	133,285	134,267
Series 2017-4705, Class A,
4.500%, 09/15/2042	106,778	109,934
Series 2017-4710, Class PA,
3.000%, 04/15/2045	326,509	337,369
Series 2017-4734, Class A,
3.000%, 07/15/2042	16,152	16,145
	Principal	Value
	Amount	(Note 2)
Series 2018-4753, Class EP,
3.500%, 12/15/2047	$382,457	$383,501
Series 2018-4763, Class DN,
4.000%, 01/15/2043	122,938	123,450
Series 2018-4764, Class MA,
3.500%, 07/15/2043	927,032	934,591
Series 2018-4766, Class GD,
3.500%, 03/15/2044	9,942	10,077
Series 2018-4767, Class CA,
4.000%, 11/15/2045	192,125	198,297
Series 2018-4767, Class Z,
3.000%, 12/15/2047	33,831	34,914
Series 2018-4778, Class ED,
3.500%, 10/15/2042	35,470	35,579
Series 2018-4787, Class PY,
4.000%, 05/15/2048	129,656	138,900
Series 2018-4794, Class DC,
4.250%, 08/15/2044	15,183	15,249
Series 2018-4821, Class VA,
4.000%, 10/15/2029	123,890	132,592
Series 2018-4830, Class DA,
4.500%, 11/15/2044	69,486	69,925
Series 2018-4839, Class AE,
4.000%, 04/15/2051	478,443	526,074
Series 2018-4840, Class BD,
4.000%, 07/15/2044	69,114	69,810
Series 2018-4846, Class PA,
4.000%, 06/15/2047	52,104	54,266
Series 2019-4863, Class AJ,
3.500%, 07/15/2038	80,565	86,419
Series 2019-4924, Class GA,
3.000%, 08/25/2043	5,248,414	5,302,165
Series 2020-4949, Class EA,
3.000%, 08/25/2035	1,604,024	1,628,306
Series 3588, Class CW,
2.540%, 10/25/2037(a)	465,186	480,082
		57,678,465
Ginnie Mae
Series 2002-72, Class FB,
1M US L + 0.40%, 10/20/2032(a)	50,635	50,616
Series 2003-23, Class F,
1M US L + 0.45%, 12/16/2029(a)	56,939	56,985
Series 2003-25, Class FC,
1M US L + 0.40%, 08/26/2023(a)	158,518	158,751
Series 2003-42, Class FE,
1M US L + 0.40%, 01/16/2030(a)	34,554	34,559

	Principal	Value
	Amount	(Note 2)
Series 2003-98, Class FY,
1M US L + 0.35%, 09/20/2033(a)	$71,628	$71,708
Series 2004-1, Class TE,
5.000%, 06/20/2033	40,300	44,146
Series 2004-15, Class AY,
5.500%, 02/20/2034	128,373	138,071
Series 2004-26, Class ED,
5.500%, 04/16/2034	96,870	106,863
Series 2004-34, Class QL,
5.500%, 05/16/2034	64,000	75,279
Series 2004-55, Class MC,
5.500%, 07/20/2034	51,320	57,281
Series 2004-7, Class Z,
5.500%, 01/16/2034	1,270,889	1,481,666
Series 2004-87, Class BC,
4.500%, 10/20/2034	22,916	24,315
Series 2005-11, Class PL,
5.000%, 02/20/2035	52,942	58,426
Series 2005-13, Class AE,
5.000%, 09/20/2034	991	991
Series 2005-13, Class NB,
5.000%, 02/20/2035	19,394	21,367
Series 2005-13, Class BG,
5.000%, 02/20/2035	258,038	283,749
Series 2005-3, Class OC,
5.000%, 01/20/2035	255,000	277,851
Series 2005-3, Class JM,
4.750%, 01/20/2035	96,518	107,257
Series 2005-3, Class QB,
5.000%, 01/16/2035	160,933	177,380
Series 2005-3, Class JL,
5.000%, 12/16/2034	200,000	218,924
Series 2005-45, Class BF,
1M US L + 0.30%, 06/20/2035(a)	58,397	56,965
Series 2005-49, Class B,
5.500%, 06/20/2035	77,776	87,271
Series 2005-51, Class DC,
5.000%, 07/20/2035	194,471	213,871
Series 2005-56, Class BD,
5.000%, 07/20/2035	63,519	72,615
Series 2005-56, Class JA,
5.000%, 05/17/2035	23,145	25,777
Series 2005-69, Class WD,
5.000%, 05/18/2035	78,792	85,361
Series 2005-73, Class PH,
5.000%, 09/20/2035	162,000	176,848
Series 2005-92, Class PB,
6.000%, 12/20/2035	62,812	73,300
	Principal	Value
	Amount	(Note 2)
Series 2006-10, Class PB,
5.500%, 03/20/2036	$70,915	$81,915
Series 2006-38, Class OH,
6.500%, 08/20/2036	28,000	34,182
Series 2007-18, Class PH,
5.500%, 03/20/2035	137,000	161,486
Series 2007-18, Class B,
5.500%, 05/20/2035	103,568	116,873
Series 2007-35, Class TE,
6.000%, 06/20/2037	174,996	201,732
Series 2007-35, Class NE,
6.000%, 06/16/2037	74,802	86,448
Series 2007-40, Class FY,
1M US L + 0.33%, 07/16/2037(a)	60,255	59,642
Series 2007-44, Class PH,
6.000%, 07/20/2037	131,180	148,992
Series 2007-57, Class Z,
5.500%, 10/20/2037	537,951	675,929
Series 2007-6, Class LE,
5.500%, 02/20/2037	62,323	70,695
Series 2007-7, Class PG,
5.000%, 02/16/2037	43,453	47,827
Series 2007-79, Class FC,
1M US L + 0.44%, 12/20/2037(a)	192,706	188,837
Series 2008-13, Class FB,
1M US L + 0.50%, 02/20/2038(a)	39,343	38,662
Series 2008-20, Class CE,
5.500%, 06/16/2037	100,000	114,980
Series 2008-31, Class PC,
5.500%, 04/20/2038	87,692	97,065
Series 2008-33, Class PB,
5.500%, 04/20/2038	64,463	73,614
Series 2008-37, Class L,
6.000%, 04/20/2038	60,090	68,424
Series 2008-38, Class PL,
5.500%, 05/20/2038	90,315	100,250
Series 2008-38, Class PN,
5.500%, 05/20/2038	64,366	73,132
Series 2008-38, Class BG,
5.000%, 05/16/2038	59,281	64,671
Series 2008-40, Class PL,
5.250%, 05/16/2038	100,000	126,366
Series 2008-41, Class PE,
5.500%, 05/20/2038	90,419	100,602
Series 2008-47, Class ML,
5.250%, 06/16/2038	42,047	46,890
Series 2008-49, Class PB,
4.750%, 06/20/2038	44,972	49,832

	Principal	Value
	Amount	(Note 2)
Series 2008-50, Class KB,
6.000%, 06/20/2038	$231,242	$261,239
Series 2008-51, Class PH,
5.250%, 06/20/2038	74,722	83,387
Series 2008-51, Class FG,
1M US L + 0.77%, 06/16/2038(a)	94,299	93,366
Series 2008-55, Class PL,
5.500%, 06/20/2038	48,661	53,575
Series 2008-58, Class PE,
5.500%, 07/16/2038	22,373	25,500
Series 2008-60, Class JN,
5.500%, 07/20/2038	186,858	210,780
Series 2008-60, Class JP,
5.500%, 07/20/2038	78,000	90,617
Series 2008-65, Class PG,
6.000%, 08/20/2038	138,597	157,403
Series 2008-66, Class FN,
1M US L + 0.95%, 08/20/2038(a)	78,230	79,504
Series 2008-7, Class PQ,
5.000%, 02/20/2038	122,026	134,043
Series 2008-76, Class QE,
5.750%, 09/20/2038	58,000	68,259
Series 2008-77, Class FC,
1M US L + 0.70%, 09/20/2038(a)	78,176	79,028
Series 2008-85, Class PG,
5.250%, 10/20/2038	53,758	55,291
Series 2008-89, Class JC,
5.500%, 08/20/2038	69,376	76,751
Series 2008-89, Class JD,
6.000%, 08/20/2038	27,217	30,426
Series 2008-9, Class FA,
1M US L + 0.50%, 02/20/2038(a)	27,473	27,644
Series 2009-1, Class FA,
1M US L + 1.05%, 01/20/2039(a)	111,175	113,420
Series 2009-10, Class PH,
4.500%, 02/20/2039	30,000	33,729
Series 2009-10, Class NB,
5.000%, 02/16/2039	115,127	127,918
Series 2009-118, Class PY,
5.000%, 12/16/2039	36,874	42,034
Series 2009-12, Class NB,
5.000%, 03/20/2039	93,388	104,153
Series 2009-13, Class E,
4.500%, 03/16/2039	149,754	166,128
	Principal	Value
	Amount	(Note 2)
Series 2009-15, Class FM,
1M US L + 1.04%, 03/20/2039(a)	$95,749	$97,369
Series 2009-24, Class WB,
5.000%, 03/20/2039	176,399	196,590
Series 2009-40, Class AD,
4.500%, 06/20/2039	309,000	357,343
Series 2009-47, Class LT,
5.000%, 06/20/2039	151,610	166,061
Series 2009-55, Class FN,
1M US L + 1.00%, 07/20/2039(a)	39,277	39,982
Series 2009-58, Class PA,
4.500%, 07/20/2039	150,525	166,416
Series 2009-61, Class MP,
5.000%, 08/20/2039	64,358	71,434
Series 2009-65, Class QM,
3.500%, 12/20/2038	25,628	26,304
Series 2009-69, Class PH,
5.500%, 08/16/2039	82,000	96,788
Series 2009-75, Class GZ,
4.500%, 09/20/2039	175,306	191,535
Series 2009-76, Class PC,
4.000%, 03/16/2039	1,087	1,087
Series 2009-76, Class JB,
4.500%, 07/20/2039	52,018	54,739
Series 2009-83, Class TF,
1M US L + 0.90%, 08/20/2039(a)	49,896	50,774
Series 2009-94, Class FA,
1M US L + 0.70%, 10/16/2039(a)	100,118	99,071
Series 2010-111, Class FA,
1M US L + 0.35%, 09/20/2040(a)	80,142	78,307
Series 2010-14, Class HA,
4.500%, 02/16/2040	235,552	262,467
Series 2010-14, Class A,
4.500%, 06/16/2039	17,920	18,720
Series 2010-157, Class OP,
–%, 12/20/2040(b)	17,186	15,729
Series 2010-167, Class WL,
4.500%, 09/20/2040	305,000	342,791
Series 2010-169, Class JZ,
4.000%, 12/20/2040	489,718	512,927
Series 2010-19, Class GW,
4.750%, 02/20/2040	108,305	123,528
Series 2010-25, Class BL,
4.250%, 10/16/2039	79,656	81,949

	Principal	Value
	Amount	(Note 2)
Series 2010-62, Class AF,
1M US L + 0.45%, 04/16/2034(a)	$42,934	$43,058
Series 2010-76, Class NC,
4.500%, 06/20/2040	156,000	169,307
Series 2010-84, Class YB,
4.000%, 07/20/2040	28,287	30,082
Series 2010-H01, Class FA,
1M US L + 0.82%, 01/20/2060(a)	56,924	57,425
Series 2010-H10, Class FC,
1M US L + 1.00%, 05/20/2060(a)	256,732	260,370
Series 2010-H20, Class AF,
1M US L + 0.33%, 10/20/2060(a)	279,198	278,950
Series 2010-H22, Class FE,
1M US L + 0.35%, 05/20/2059(a)	14,074	14,072
Series 2010-H27, Class FA,
1M US L + 0.38%, 12/20/2060(a)	68,753	68,774
Series 2011-128, Class MD,
4.000%, 10/20/2040	140,000	149,852
Series 2011-19, Class MG,
3.000%, 06/16/2040	5,073	5,127
Series 2011-43, Class ZQ,
5.500%, 01/16/2033	103,599	111,195
Series 2011-59, Class QC,
4.000%, 12/20/2040	137,869	144,343
Series 2011-66, Class UA,
4.000%, 05/16/2041	161,609	169,607
Series 2011-71, Class ZC,
5.500%, 07/16/2034	225,170	253,128
Series 2011-97, Class WA,
6.114%, 11/20/2038(a)	68,281	78,190
Series 2011-H01, Class AF,
1M US L + 0.45%, 11/20/2060(a)	277,027	277,577
Series 2011-H02, Class BA,
4.450%, 02/20/2061(a)	18,639	19,048
Series 2011-H11, Class FB,
1M US L + 0.50%, 04/20/2061(a)	153,098	153,550
Series 2011-H11, Class FA,
1M US L + 0.50%, 03/20/2061(a)	70,216	70,442
Series 2011-H15, Class FA,
1M US L + 0.45%, 06/20/2061(a)	70,351	70,486
Series 2012-17, Class KX,
3.500%, 07/20/2039	2,937	2,951
	Principal	Value
	Amount	(Note 2)
Series 2012-32, Class PE,
3.500%, 03/16/2042	$80,000	$90,390
Series 2012-36, Class MA,
3.000%, 06/20/2039	79,726	80,328
Series 2012-38, Class PL,
3.250%, 01/20/2041	100,000	102,805
Series 2012-51, Class VM,
3.500%, 04/16/2025	113,301	119,045
Series 2012-68, Class GE,
3.000%, 05/20/2042	19,693	19,860
Series 2012-76, Class GF,
1M US L + 0.30%, 06/16/2042(a)	19,496	19,493
Series 2012-84, Class YC,
2.500%, 07/20/2042	20,000	19,362
Series 2012-H08, Class FC,
1M US L + 0.57%, 04/20/2062(a)	835,955	839,390
Series 2012-H14, Class FK,
1M US L + 0.58%, 07/20/2062(a)	230,470	231,415
Series 2012-H20, Class PT,
0.970%, 07/20/2062(a)	111,974	111,881
Series 2012-H24, Class FE,
1M US L + 0.60%, 10/20/2062(a)	1,864	1,875
Series 2013-100, Class MA,
3.500%, 02/20/2043	135,754	140,258
Series 2013-115, Class PM,
4.000%, 08/20/2043	400,000	433,129
Series 2013-151, Class VA,
3.000%, 08/20/2043	203,969	208,467
Series 2013-22, Class GB,
2.500%, 08/20/2042	120,000	123,436
Series 2013-69, Class NA,
2.000%, 09/20/2042	191,807	194,940
Series 2013-98, Class KF,
1M US L + 0.30%, 11/20/2041(a)	17,842	17,842
Series 2013-99, Class MF,
1M US L + 0.30%, 07/20/2043(a)	114,392	111,757
Series 2013-H01, Class FA,
1.650%, 01/20/2063	26,323	26,372
Series 2013-H04, Class BA,
1.650%, 02/20/2063	48,854	48,987
Series 2013-H09, Class HA,
1.650%, 04/20/2063	81,783	82,065
Series 2013-H18, Class EA,
1M US L + 0.50%, 07/20/2063(a)	120,194	120,486

	Principal	Value
	Amount	(Note 2)
Series 2014-53, Class JM,
7.084%, 04/20/2039(a)	$372,949	$438,980
Series 2014-98, Class HE,
3.000%, 07/20/2044	53,984	56,930
Series 2014-H10, Class TA,
1M US L + 0.60%, 04/20/2064(a)	280,301	282,583
Series 2014-H15, Class FA,
1M US L + 0.50%, 07/20/2064(a)	28,360	28,492
Series 2014-H16, Class FL,
1M US L + 0.47%, 07/20/2064(a)	533,790	520,482
Series 2015-63, Class KA,
3.000%, 04/20/2040	33,494	35,196
Series 2015-65, Class MA,
3.000%, 12/20/2043	272,762	275,619
Series 2015-84, Class QA,
3.500%, 06/20/2045	611,042	647,182
Series 2015-H09, Class FA,
1M US L + 0.62%, 04/20/2065(a)	231,727	227,974
Series 2015-H12, Class FB,
1M US L + 0.60%, 05/20/2065(a)	113,772	114,612
Series 2015-H15, Class FC,
1M US L + 0.58%, 06/20/2065(a)	158,353	155,644
Series 2015-H22, Class FC,
1M US L + 0.60%, 09/20/2065(a)	65,207	65,735
Series 2015-H26, Class FA,
1M US L + 0.52%, 10/20/2065(a)	67,065	67,436
Series 2015-H26, Class FG,
1M US L + 0.52%, 10/20/2065(a)	340,946	342,551
Series 2015-H29, Class FA,
1M US L + 0.70%, 10/20/2065(a)	17,866	17,926
Series 2015-H30, Class FE,
1M US L + 0.60%, 11/20/2065(a)	69,769	70,360
Series 2015-H31, Class FT,
1M US L + 0.65%, 11/20/2065(a)	125,106	125,637
Series 2015-H32, Class FH,
1M US L + 0.66%, 12/20/2065(a)	246,185	248,731
Series 2016-116, Class GV,
3.000%, 05/20/2026	58,446	61,918
	Principal	Value
	Amount	(Note 2)
Series 2016-120, Class KA,
2.000%, 09/20/2046	$14,382	$14,421
Series 2016-46, Class KV,
3.000%, 06/20/2039	139,096	139,320
Series 2016-82, Class BA,
3.000%, 09/20/2045	413,743	421,266
Series 2016-H06, Class FC,
1M US L + 0.92%, 02/20/2066(a)	212,467	216,260
Series 2016-H08, Class FT,
1M US L + 0.72%, 02/20/2066(a)	518,673	522,064
Series 2016-H11, Class F,
1M US L + 0.80%, 05/20/2066(a)	735,508	746,697
Series 2016-H13, Class FT,
1M US L + 0.58%, 05/20/2066(a)	46,257	46,395
Series 2016-H14, Class FA,
1M US L + 0.80%, 06/20/2066(a)	189,435	192,344
Series 2016-H15, Class FA,
1M US L + 0.80%, 07/20/2066(a)	806,118	817,874
Series 2016-H17, Class FK,
1M US L + 0.85%, 07/20/2066(a)	112,754	114,724
Series 2016-H17, Class FC,
1M US L + 0.83%, 08/20/2066(a)	231,847	235,749
Series 2016-H20, Class PT,
3.397%, 09/20/2066(a)	765,329	821,732
Series 2016-H23, Class F,
1M US L + 0.75%, 10/20/2066(a)	291,173	295,153
Series 2016-H24, Class FG,
1M US L + 0.75%, 10/20/2066(a)	408,127	403,558
Series 2017-56, Class AZ,
3.000%, 04/20/2047	106,893	117,162
Series 2017-96, Class JE,
3.000%, 02/20/2043	1,740,409	1,743,846
Series 2017-H06, Class FE,
1M US L + 0.55%, 02/20/2067(a)	125,672	126,380
Series 2017-H15, Class FC,
1M US L + 0.47%, 06/20/2067(a)	132,144	129,332
Series 2017-H17, Class FG,
1M US L + 0.50%, 08/20/2067(a)	55,284	55,463

	Principal	Value
	Amount	(Note 2)
Series 2018-21, Class LE,
3.000%, 08/20/2044	$235,107	$235,133
Series 2018-21, Class LK,
2.000%, 08/20/2044	230,405	230,493
Series 2018-34, Class TA,
2.750%, 02/20/2045	536,325	537,939
Series 2018-36, Class CZ,
4.000%, 03/20/2048	248,836	283,264
Series 2018-37, Class C,
2.500%, 01/20/2046	366,449	382,997
Series 2019-111, Class TE,
2.000%, 09/20/2049	197,137	202,152
Series 2019-29, Class JB,
4.500%, 12/20/2046	477,344	487,965
Series 2019-61, Class K,
3.500%, 07/20/2048	92,444	93,267
Series 2020-5, Class LC,
3.500%, 10/20/2049	751,053	765,134
		31,966,534

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $145,496,954)		148,042,181

	Principal	Value
	Amount	(Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES (3.07%)
Fannie Mae-Aces
Series 2013-M6, Class 1AC,
3.442%, 02/25/2043(a)	19,162,683	21,624,297
Series 2016-M3, Class ASQ2,
2.263%, 02/25/2023	51,044	51,431
Series 2017-M15, Class A1,
2.959%, 09/25/2027(a)	4,431,394	4,829,446
Series 2018-M12, Class A1,
3.546%, 08/25/2030	4,658,637	5,280,854
Series 2018-M13, Class A1,
3.697%, 03/25/2030(a)	3,884,394	4,482,371
Series 2018-M8, Class A1,
3.325%, 06/25/2028(a)	7,401,944	8,213,548
Series 2019-M10, Class A1,
2.000%, 04/25/2030	1,764,458	1,864,319
Series 2019-M14, Class A1,
2.304%, 06/25/2029	120,795	128,780
Series 2019-M24, Class 2XA,
1.149%, 03/25/2031(a)	2,348,128	228,564
Series 2020-M10, Class X1,
1.796%, 12/25/2030(a)(d)	434,577	60,123
Series 2020-M10, Class X4,
0.866%, 07/25/2032(a)(d)	56,051,378	4,251,245
	Principal	Value
	Amount	(Note 2)
Series 2020-M13, Class X2,
1.300%, 09/25/2030(a)(d)	$2,443,053	$223,383
		51,238,361
Freddie Mac Multifamily Structured Pass Through Certificates
Series 2014-KF05, Class A,
1M US L + 0.35%, 09/25/2021(a)	347,598	347,806
Series 2018-J19L, Class AFL,
1M US L + 0.23%, 11/25/2027(a)	243,885	243,226
		591,032

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $51,078,131)		51,829,393

	Principal	Value
	Amount	(Note 2)
MORTGAGE-BACKED SECURITIES (6.08%)
Fannie Mae Pool
Series 2003-386375,
4.790%, 08/01/2028	433,742	433,528
Series 2007-943003,
5.500%, 08/01/2047	94,614	102,440
Series 2009-463331,
5.250%, 08/01/2029	669,929	784,843
Series 2009-958878,
5.750%, 07/01/2027	1,397,524	1,597,365
Series 2010-466566,
4.270%, 11/01/2025	250,199	285,576
Series 2011-467068,
6.130%, 01/01/2026	1,577,175	1,894,009
Series 2011-468477,
4.590%, 08/01/2026	419,882	472,780
Series 2011-469013,
5.470%, 08/01/2026	1,041,240	1,234,471
Series 2011-AH9290,
4.000%, 04/01/2041	50,959	53,784
Series 2012-470020,
4.200%, 01/01/2030	1,613,330	1,939,443
Series 2012-AM0279,
3.210%, 08/01/2027	306,499	319,175
Series 2012-AM0641,
3.060%, 10/01/2027	331,247	359,225
Series 2012-AM1387,
3.260%, 11/01/2032	126,169	140,324
Series 2012-MA1214,
3.000%, 10/01/2042	1,370,768	1,424,087
Series 2013-AM 4236,
3.940%, 08/01/2025	226,127	254,591

	Principal	Value
	Amount	(Note 2)
Series 2013-AM3154,
3.250%, 05/01/2028	$373,166	$405,033
Series 2013-AM3162,
3.000%, 04/01/2025	775,474	805,942
Series 2013-AM4329,
3.870%, 10/01/2025	202,960	228,988
Series 2013-AM4781,
4.180%, 11/01/2028	1,252,980	1,478,396
Series 2013-AM4991,
3.970%, 12/01/2025	166,981	189,271
Series 2013-AR2289,
3.000%, 02/01/2033	345,584	367,130
Series 2013-MA1586,
3.000%, 08/01/2043	248,700	271,005
Series 2014-AM4198,
3.550%, 03/01/2024	98,467	106,870
Series 2014-AM5473,
3.760%, 03/01/2024	545,000	596,197
Series 2014-AM7274,
3.000%, 12/01/2024	1,200,000	1,228,385
Series 2015-AM8666,
2.960%, 06/01/2030	184,178	201,082
Series 2015-AM8918,
3.250%, 09/01/2030	731,000	822,172
Series 2015-AM9173,
3.110%, 06/01/2027	248,674	277,493
Series 2015-AM9830,
3.190%, 09/01/2027	365,936	401,017
Series 2016-AN0665,
3.070%, 02/01/2026	198,829	219,011
Series 2016-AN0774,
3.210%, 01/01/2026	181,742	200,898
Series 2016-AN2228,
2.520%, 08/01/2026	190,000	206,554
Series 2016-AN3749,
2.520%, 12/01/2026	471,964	499,345
Series 2016-BC0943,
3.500%, 05/01/2046	474,614	522,093
Series 2017-AN4431,
3.220%, 01/01/2027	85,000	95,496
Series 2017-AN4469,
3.640%, 01/01/2029	705,210	814,361
Series 2017-AN4529,
3.620%, 01/01/2027	847,228	964,012
Series 2017-AN4606,
3.510%, 02/01/2027	809,271	898,085
Series 2017-AN4833,
3.320%, 04/01/2027	95,000	107,257
Series 2017-AN5279,
3.340%, 04/01/2029	469,780	528,094
	Principal	Value
	Amount	(Note 2)
Series 2017-AN5742,
3.190%, 05/01/2030	$141,721	$160,751
Series 2017-AN5796,
3.030%, 06/01/2027	220,000	238,876
Series 2017-AN6304,
3.100%, 10/01/2027	275,000	309,019
Series 2017-AN6670,
3.210%, 09/01/2027	1,960,256	2,056,472
Series 2017-AN7060,
2.930%, 10/01/2027	1,630,000	1,764,384
Series 2017-AN7234,
3.010%, 12/01/2027	1,000,000	1,087,345
Series 2017-AN7384,
2.880%, 12/01/2027	49,934	55,291
Series 2017-AN7547,
3.370%, 11/01/2027	1,135,128	1,190,832
Series 2017-AN7823,
2.890%, 12/01/2027	235,000	261,009
Series 2017-CA0522,
3.000%, 10/01/2047	649,351	673,020
Series 2018-109435,
3.890%, 08/01/2028	1,934,672	2,246,759
Series 2018-109741,
3.730%, 11/01/2025	11,350,000	12,226,363
Series 2018-387770,
3.625%, 07/01/2028	2,535,000	2,892,011
Series 2018-387853,
3.455%, 08/01/2025	175,000	186,823
Series 2018-387904,
3.840%, 08/01/2028	687,970	807,308
Series 2018-387905,
3.600%, 01/01/2027	742,402	841,380
Series 2018-387983,
3.630%, 08/01/2028	2,000,000	2,265,451
Series 2018-AN8198,
3.140%, 01/01/2028	300,000	328,813
Series 2018-AN8272,
3.170%, 02/01/2028	100,000	109,947
Series 2018-AN8486,
3.330%, 04/01/2030	334,915	382,209
Series 2018-AN8493,
3.300%, 02/01/2030	436,594	489,027
Series 2018-AN8982,
3.440%, 05/01/2028	1,000,000	1,118,283
Series 2018-AN9038,
3.460%, 05/01/2028	83,000	90,701
Series 2018-AN924,
4.210%, 05/01/2033	651,440	745,856
Series 2018-AN9354,
3.640%, 06/01/2028	1,565,000	1,774,327

	Principal	Value
	Amount	(Note 2)
Series 2018-BI0404,
4.100%, 11/01/2028	$3,985,916	$4,686,491
Series 2018-BL0119,
4.090%, 11/01/2026	794,754	918,802
Series 2018-BL0212,
3.820%, 07/01/2027	44,763	51,481
Series 2018-BL0550,
3.770%, 11/01/2028	660,000	774,298
Series 2018-BL0907,
3.880%, 12/01/2028	450,000	530,391
Series 2019-BI2928,
3.410%, 07/01/2027	838,206	946,702
Series 2019-BL1188,
3.480%, 02/01/2026	200,000	220,037
Series 2019-BL1300,
4.200%, 01/01/2029	1,375,000	1,645,068
Series 2019-BL1451,
3.760%, 02/01/2029	685,000	787,912
Series 2019-BL1567,
3.590%, 02/01/2029	1,775,000	2,019,177
Series 2019-BL1596,
3.480%, 03/01/2029	170,044	196,053
Series 2019-BL2236,
3.640%, 10/01/2029	1,100,000	1,259,349
Series 2019-BL2356,
3.020%, 05/01/2026	165,000	179,603
Series 2019-BL2460,
3.400%, 05/01/2029	595,267	661,088
Series 2019-BL3182,
2.980%, 07/01/2029	258,533	289,819
Series 2019-BM6011,
3.357%, 11/01/2026(a)	169,718	183,798
Series 2019-BM6152,
3.500%, 06/01/2044	1,955,178	2,148,256
Series 2019-MA3784,
3.500%, 09/01/2049	6,482,125	6,774,689
		82,305,099
Freddie Mac Gold Pool
Series 2013-G80393,
5.000%, 08/20/2036	200,921	226,244

Freddie Mac Pool
Series 2005-002936, Class FC,
1M US L + 0.40%, 03/15/2029(a)	31,622	31,752
Series 2017-WN2000,
2.700%, 08/01/2023	10,700,000	10,813,000
		10,844,752
Ginnie Mae II Pool
	Principal	Value
	Amount	(Note 2)
Series 2016-MA3588,
3.500%, 04/20/2046	$833,118	$869,489
Series 2016-MA3793,
3.500%, 07/20/2046	2,081,512	2,172,538
Series 2016-MA3865,
3.500%, 08/20/2046	1,907,719	1,991,085
Series 2019-784688,
5.000%, 02/20/2049	3,456,466	3,789,036
Series 2019-MA5864,
3.000%, 04/20/2049	180,575	187,140
Series 2019-MA5920,
3.000%, 05/20/2049	95,753	99,226
		9,108,514

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $100,646,345)		102,484,609

CORPORATE BONDS (58.83%)
Aerospace & Defense (1.17%)
Boeing Co.
4.51%, 05/01/2023	4,400,000	4,736,893
Huntington Ingalls Industries, Inc.
3.84%, 05/01/2025	3,865,000	4,317,803
4.20%, 05/01/2030	1,000,000	1,172,950
L3Harris Technologies, Inc.
3.85%, 12/15/2026	3,544,000	4,075,439
TransDigm, Inc.
6.25%, 03/15/2026(e)	5,000,000	5,294,775
Total Aerospace & Defense		19,597,860

Airlines (1.18%)
Alaska Airlines 2020-1 Class A Pass Through Trust
4.80%, 08/15/2027(e)	6,000,000	6,723,081
British Airways 2020-1 Class A Pass Through Trust
4.25%, 11/15/2032(e)	2,240,000	2,421,897
British Airways 2020-1 Class B Pass Through Trust
8.38%, 11/15/2028(e)	870,000	972,854
Southwest Airlines Co.
4.75%, 05/04/2023	2,500,000	2,709,933
5.25%, 05/04/2025	1,750,000	2,009,963
United Airlines 2020-1 Class A Pass Through Trust
Series 20-1
5.88%, 10/15/2027	4,464,399	4,998,774
Total Airlines		19,836,502

Apparel & Textile Products (0.13%)
Hanesbrands, Inc.
5.38%, 05/15/2025(e)	2,000,000	2,134,560

	Principal	Value
	Amount	(Note 2)
Automobiles Manufacturing (3.94%)
Ford Motor Co.
5.29%, 12/08/2046	$4,910,000	$5,181,548
8.50%, 04/21/2023	500,000	560,875
9.00%, 04/22/2025	8,500,000	10,370,297
Ford Motor Credit Co. LLC
3.38%, 11/13/2025	6,500,000	6,615,050
3.81%, 10/12/2021	2,500,000	2,537,888
4.00%, 11/13/2030	6,965,000	7,147,830
5.88%, 08/02/2021	700,000	714,000
General Motors Co.
5.00%, 04/01/2035	5,348,000	6,466,922
5.20%, 04/01/2045	3,276,000	4,037,880
5.40%, 10/02/2023	500,000	559,576
6.80%, 10/01/2027	2,000,000	2,572,852
General Motors Financial Co., Inc.
1.70%, 08/18/2023	2,320,000	2,374,417
5.20%, 03/20/2023	2,000,000	2,186,762
Nissan Motor Co., Ltd.
4.35%, 09/17/2027(e)	6,500,000	7,181,850
4.81%, 09/17/2030(e)	5,300,000	5,912,955
Volkswagen Group of America Finance LLC
0.75%, 11/23/2022(e)	995,000	999,149
0.88%, 11/22/2023(e)	995,000	1,000,492
Total Automobiles Manufacturing		66,420,343

Banks (6.32%)
Associated Bank NA/Green Bay WI
3.50%, 08/13/2021	1,800,000	1,825,501
4.25%, 01/15/2025	934,000	1,010,741
Bank of New Zealand
2.00%, 02/21/2025(e)	7,375,000	7,757,799
CIT Group, Inc.
4.13%, 03/09/2021	3,136,000	3,139,136
1D US SOFR + 3.827%, 06/19/2024(a)	12,890,000	13,723,984
Citizens Financial Group, Inc.
Series F
5Y US TI + 5.313%(a)(f)	5,000,000	5,612,500
Comerica, Inc.
5Y US TI + 5.291%(a)(f)	2,000,000	2,205,000
Cooperatieve Rabobank UA
3.75%, 07/21/2026	4,500,000	5,077,039
3.95%, 11/09/2022	675,000	715,282
Credit Suisse AG
1.00%, 05/05/2023	3,150,000	3,194,323
	Principal	Value
	Amount	(Note 2)
Danske Bank A/S
5.00%, 01/12/2022(e)	$4,625,000	$4,816,915
5.38%, 01/12/2024(e)	1,000,000	1,126,790
1Y US TI + 1.03%, 12/08/2023(a)(e)	2,000,000	2,009,863
1Y US TI + 1.35%, 09/11/2026(a)(e)	6,500,000	6,541,685
3M US L + 1.249%, 09/20/2022(a)(e)	1,000,000	1,014,482
3M US L + 1.591%, 12/20/2025(a)(e)	1,750,000	1,882,355
First Horizon Corp.
3.55%, 05/26/2023	2,500,000	2,655,195
First Republic Bank
1D US SOFR + 0.62%, 02/12/2024(a)	5,500,000	5,664,728
FNB Corp.
2.20%, 02/24/2023	1,800,000	1,834,317
Huntington Bancshares, Inc.
Series G
7Y US TI + 4.045%(a)(f)	1,750,000	1,874,250
Lloyds Banking Group PLC
1Y US TI + 1.10%, 06/15/2023(a)	1,800,000	1,820,190
SVB Financial Group
1.80%, 02/02/2031	4,735,000	4,684,664
4.10%(a)(f)	1,995,000	2,032,307
Synovus Bank/Columbus GA
1D US SOFR + 0.945%, 02/10/2023(a)	5,500,000	5,575,593
Truist Bank
5Y US TI + 1.15%, 09/17/2029(a)	4,750,000	5,033,840
UniCredit SpA
1Y US TI + 2.30%, 09/22/2026(a)(e)	3,000,000	3,044,025
Wells Fargo & Co.
4.10%, 06/03/2026	6,800,000	7,777,597
1D US SOFR + 1.60%, 06/02/2024(a)	2,800,000	2,870,215
Total Banks		106,520,316

Cable & Satellite (2.08%)
CCO Holdings LLC / CCO Holdings Capital Corp.
4.25%, 02/01/2031(e)	8,427,000	8,645,681
Charter Communications Operating LLC / Charter Communications Operating Capital
3.70%, 04/01/2051	2,930,000	2,900,531
3.75%, 02/15/2028	8,250,000	9,160,169
3.85%, 04/01/2061	4,980,000	4,782,684
3M US L + 1.65%, 02/01/2024(a)	500,000	514,703

	Principal	Value
	Amount	(Note 2)
Sirius XM Radio, Inc.
3.88%, 08/01/2022(e)	$4,335,000	$4,384,636
Time Warner Cable LLC
4.00%, 09/01/2021	4,797,000	4,854,355
Total Cable & Satellite		35,242,759

Casinos & Gaming (0.21%)
MGM Resorts International
7.75%, 03/15/2022	3,348,000	3,559,343

Chemicals (0.64%)
Kraton Polymers LLC / Kraton Polymers Capital Corp.
4.25%, 12/15/2025(e)	3,685,000	3,708,031
LYB International Finance III LLC
3M US L + 1.00%, 10/01/2023(a)	7,110,000	7,133,808
Total Chemicals		10,841,839

Commercial Finance (1.92%)
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.15%, 02/15/2024	5,365,000	5,626,910
3.50%, 01/15/2025	1,225,000	1,307,453
4.63%, 10/15/2027	925,000	1,047,983
6.50%, 07/15/2025	7,493,000	8,882,524
Avolon Holdings Funding, Ltd.
2.13%, 02/21/2026(e)	996,000	977,285
2.75%, 02/21/2028(e)	996,000	974,927
4.25%, 04/15/2026(e)	5,410,000	5,846,032
5.50%, 01/15/2026(e)	1,900,000	2,162,814
Park Aerospace Holdings, Ltd.
4.50%, 03/15/2023(e)	1,850,000	1,945,674
5.25%, 08/15/2022(e)	3,283,000	3,444,322
Total Commercial Finance		32,215,924

Construction Materials Manufacturing (0.23%)
Cemex SAB de CV
3.88%, 07/11/2031(e)	3,820,000	3,829,550

Consumer Finance (2.73%)
Ally Financial, Inc.
1.45%, 10/02/2023	990,000	1,006,596
4.25%, 04/15/2021	1,043,000	1,050,789
American Express Co.
Series B
3M US L + 3.428%(a)(f)	7,977,000	7,921,719
Discover Financial Services
Series D
5Y US TI + 5.783%(a)(f)	5,000,000	5,649,350
OneMain Finance Corp.
5.38%, 11/15/2029	3,500,000	3,858,750
8.88%, 06/01/2025	8,000,000	8,959,600
	Principal	Value
	Amount	(Note 2)
Quicken Loans LLC
3.63%, 03/01/2029(e)	$3,700,000	$3,708,603
3.88%, 03/01/2031(e)	4,000,000	4,065,000
5.25%, 01/15/2028(e)	4,190,000	4,480,681
Synchrony Financial
3.70%, 08/04/2026	3,192,000	3,508,912
4.25%, 08/15/2024	1,700,000	1,869,185
Total Consumer Finance		46,079,185

Department Stores (0.55%)
Nordstrom, Inc.
8.75%, 05/15/2025(e)	8,200,000	9,186,370

Diversified Banks (3.08%)
Bank of America Corp.
4.45%, 03/03/2026	6,532,000	7,541,190
1D US SOFR + 1.37%, 10/24/2031(a)	6,700,000	6,654,483
Citigroup, Inc.
4.30%, 11/20/2026	7,008,000	8,077,622
Series W
4.00%(a)(f)	700,000	711,375
JPMorgan Chase & Co.
1D US SOFR + 2.04%, 04/22/2031(a)	4,000,000	4,201,782
Mitsubishi UFJ Financial Group, Inc.
1.41%, 07/17/2025	3,250,000	3,314,348
1Y US TI + 0.68%, 09/15/2024(a)	1,500,000	1,511,848
Mizuho Financial Group, Inc.
3M US L + 0.61%, 09/08/2024(a)	7,000,000	7,047,745
Natwest Group PLC
6.13%, 12/15/2022	6,465,000	7,074,323
1Y US TI + 2.15%, 05/22/2024(a)	1,000,000	1,034,722
1Y US TI + 2.55%, 05/22/2028(a)	2,000,000	2,163,993
Standard Chartered PLC
3M US L + 1.209%, 01/30/2026(a)(e)	2,500,000	2,651,842
Total Diversified Banks		51,985,273

Electrical Equipment Manufacturing (0.37%)
Otis Worldwide Corp.
3M US L + 0.45%, 04/05/2023(a)	900,000	900,377
Roper Technologies, Inc.
0.45%, 08/15/2022	1,635,000	1,638,762
Trimble, Inc.
4.75%, 12/01/2024	3,254,000	3,693,489
Total Electrical Equipment Manufacturing		6,232,628

	Principal	Value
	Amount	(Note 2)
Entertainment Content (0.41%)
ViacomCBS, Inc.
4.20%, 05/19/2032	$5,870,000	$6,963,821

Exploration & Production (0.14%)
Concho Resources, Inc.
3.75%, 10/01/2027	2,000,000	2,280,966

Financial Services (5.93%)
Ameriprise Financial, Inc.
3.00%, 04/02/2025	5,000,000	5,426,907
Carlyle Finance Subsidiary LLC
3.50%, 09/19/2029(e)	2,000,000	2,191,119
Credit Suisse Group AG
1D US SOFR + 2.044%, 06/05/2026(a)(e)	3,000,000	3,122,013
Franklin Resources, Inc.
1.60%, 10/30/2030	2,985,000	2,933,186
Goldman Sachs Group, Inc.
3.50%, 04/01/2025	7,006,000	7,738,143
1D US SOFR + 1.09%, 01/27/2032(a)	2,990,000	2,991,168
Series VAR
1D US SOFR + 0.538%, 11/17/2023(a)	2,080,000	2,083,282
Jefferies Group LLC
2.75%, 10/15/2032	3,905,000	4,056,021
LPL Holdings, Inc.
4.63%, 11/15/2027(e)	1,000,000	1,046,875
5.75%, 09/15/2025(e)	21,159,000	21,916,493
Morgan Stanley
Series GMTN
1D US SOFR + 1.143%, 01/22/2031(a)	9,000,000	9,574,542
Series I
1D US SOFR + 0.745%, 10/21/2025(a)	1,740,000	1,748,342
1D US SOFR + 0.466%, 11/10/2023(a)	2,135,000	2,137,205
1D US SOFR + 1.02%, 04/28/2032(a)	7,972,000	7,969,490
Nasdaq, Inc.
0.45%, 12/21/2022	2,990,000	2,993,229
National Securities Clearing Corp.
1.20%, 04/23/2023(e)	2,600,000	2,650,846
1.50%, 04/23/2025(e)	1,600,000	1,651,162
Raymond James Financial, Inc.
4.65%, 04/01/2030	9,000,000	10,978,480
UBS AG/London
1.75%, 04/21/2022(e)	1,500,000	1,525,618
	Principal	Value
	Amount	(Note 2)
UBS Group AG
1Y US TI + 0.83%, 07/30/2024(a)(e)	$1,000,000	$1,009,292
1Y US TI + 1.08%, 01/30/2027(a)(e)	2,000,000	2,018,670
USAA Capital Corp.
2.13%, 05/01/2030(e)	2,500,000	2,613,272
Total Financial Services		100,375,355

Food & Beverage (1.74%)
Anheuser-Busch InBev Worldwide, Inc.
3.65%, 02/01/2026	500,000	561,278
4.00%, 01/17/2043	1,920,000	2,158,050
4.90%, 02/01/2046	1,000,000	1,256,799
Campbell Soup Co.
2.38%, 04/24/2030	1,000,000	1,040,020
3.13%, 04/24/2050	2,000,000	2,046,248
3.30%, 03/19/2025	2,850,000	3,120,794
3.80%, 08/02/2042	321,000	339,523
Kraft Heinz Foods Co.
4.25%, 03/01/2031	6,172,000	6,957,078
4.88%, 10/01/2049	6,271,000	7,106,836
Pernod Ricard International Finance LLC
1.25%, 04/01/2028(e)	2,000,000	1,984,014
1.63%, 04/01/2031(e)	3,000,000	2,929,348
Total Food & Beverage		29,499,988

Health Care Facilities & Services (1.56%)
HCA, Inc.
3.50%, 09/01/2030	3,500,000	3,637,961
4.13%, 06/15/2029	3,000,000	3,442,412
4.50%, 02/15/2027	3,680,000	4,273,926
5.25%, 04/15/2025	1,737,000	2,027,050
5.25%, 06/15/2049	6,200,000	7,922,759
Jaguar Holding Co. II / PPD Development LP
4.63%, 06/15/2025(e)	500,000	525,190
5.00%, 06/15/2028(e)	500,000	530,735
McKesson Corp.
0.90%, 12/03/2025	3,985,000	3,980,156
Total Health Care Facilities & Services		26,340,189

Home & Office Products Manufacturing (0.53%)
Newell Brands, Inc.
4.70%, 04/01/2026	3,237,000	3,563,484
4.88%, 06/01/2025	4,950,000	5,455,939
Total Home & Office Products Manufacturing		9,019,423

Homebuilders (0.55%)
Shea Homes LP / Shea Homes Funding Corp.
4.75%, 04/01/2029(e)	3,500,000	3,613,750
Tri Pointe Homes, Inc.
5.70%, 06/15/2028	5,000,000	5,625,000
Total Homebuilders		9,238,750

	Principal	Value
	Amount	(Note 2)
Medical Equipment & Devices Manufacturing (0.41%)
Avantor Funding, Inc.
4.63%, 07/15/2028(e)	$6,500,000	$6,836,635

Metals & Mining (0.45%)
Steel Dynamics, Inc.
5.00%, 12/15/2026	7,120,000	7,550,462

Pharmaceuticals (3.15%)
AbbVie, Inc.
2.15%, 11/19/2021	3,250,000	3,297,111
2.95%, 11/21/2026	4,000,000	4,404,085
3.60%, 05/14/2025	600,000	665,445
Bausch Health Cos., Inc.
6.13%, 04/15/2025(e)	11,092,000	11,375,512
7.00%, 03/15/2024(e)	4,990,000	5,105,768
Elanco Animal Health, Inc.
4.91%, 08/27/2021	2,919,000	2,987,042
5.27%, 08/28/2023	5,412,000	5,855,108
5.90%, 08/28/2028	2,003,000	2,398,843
Viatris, Inc.
2.70%, 06/22/2030(e)	3,000,000	3,155,165
3.85%, 06/22/2040(e)	5,000,000	5,528,624
4.00%, 06/22/2050(e)	7,500,000	8,378,289
Total Pharmaceuticals		53,150,992

Pipeline (2.45%)
Buckeye Partners LP
3.95%, 12/01/2026	620,000	626,070
4.13%, 12/01/2027	1,362,000	1,397,650
4.15%, 07/01/2023	3,800,000	3,911,207
4.35%, 10/15/2024	2,440,000	2,511,260
5.60%, 10/15/2044	2,828,000	2,741,393
Energy Transfer Operating LP
4.20%, 04/15/2027	2,215,000	2,456,123
Series B
3M US L + 4.155%(a)(f)	2,506,000	2,152,028
Midwest Connector Capital Co. LLC
3.63%, 04/01/2022(e)	9,960,000	10,116,431
3.90%, 04/01/2024(e)	4,025,000	4,119,790
4.63%, 04/01/2029(e)	1,133,000	1,164,311
Western Midstream Operating LP
4.35%, 02/01/2025	7,165,000	7,431,251
3M US L + 1.85%, 01/13/2023(a)	2,630,000	2,590,077
Total Pipeline		41,217,591

Power Generation (0.97%)
Alexander Funding Trust
1.84%, 11/15/2023(e)	5,975,000	6,070,434
NRG Energy, Inc.
2.00%, 12/02/2025(e)	5,030,000	5,222,484
2.45%, 12/02/2027(e)	5,030,000	5,255,948
Total Power Generation		16,548,866
	Principal	Value
	Amount	(Note 2)
Property & Casualty Insurance (0.48%)
Fairfax US, Inc.
4.88%, 08/13/2024(e)	$2,000,000	$2,218,305
Liberty Mutual Group, Inc.
4.30%, 02/01/2061(e)	6,000,000	5,920,869
Total Property & Casualty Insurance		8,139,174

Publishing & Broadcasting (1.09%)
Nexstar Broadcasting, Inc.
4.75%, 11/01/2028(e)	8,000,000	8,255,000
Scripps Escrow II, Inc.
3.88%, 01/15/2029(e)	9,960,000	9,978,676
Total Publishing & Broadcasting		18,233,676

Railroad (0.91%)
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/2025	10,721,000	11,523,216
4.95%, 09/15/2028	3,304,000	3,920,677
Total Railroad		15,443,893

Real Estate (0.93%)
Cushman & Wakefield US Borrower LLC
6.75%, 05/15/2028(e)	2,000,000	2,181,650
Howard Hughes Corp.
4.13%, 02/01/2029(e)	3,840,000	3,827,942
4.38%, 02/01/2031(e)	3,840,000	3,839,175
MGM Growth Properties Operating Partnership LP / MGP Finance Co.-Issuer, Inc.
4.63%, 06/15/2025(e)	5,500,000	5,835,500
Total Real Estate		15,684,267

Refining & Marketing (1.26%)
HollyFrontier Corp.
4.50%, 10/01/2030	3,000,000	3,155,743
5.88%, 04/01/2026	3,337,000	3,790,555
Marathon Petroleum Corp.
4.50%, 05/01/2023	1,500,000	1,623,548
5.13%, 12/15/2026	1,713,000	2,040,303
Valero Energy Corp.
3M US L + 1.15%, 09/15/2023(a)	10,750,000	10,786,575
Total Refining & Marketing		21,396,724

Restaurants (0.65%)
1011778 BC ULC / New Red Finance, Inc.
4.25%, 05/15/2024(e)	2,789,000	2,840,820
Yum! Brands, Inc.
7.75%, 04/01/2025(e)	7,437,000	8,172,222
Total Restaurants		11,013,042

	Principal	Value
	Amount	(Note 2)
Retail - Consumer Discretionary (0.23%)
Gap, Inc.
8.38%, 05/15/2023(e)	$500,000	$575,940
8.63%, 05/15/2025(e)	2,000,000	2,242,400
8.88%, 05/15/2027(e)	1,000,000	1,168,750
Total Retail - Consumer Discretionary		3,987,090

Semiconductors (1.90%)
Microchip Technology, Inc.
0.97%, 02/15/2024(e)	3,985,000	3,990,455
3.92%, 06/01/2021	13,822,000	13,982,625
SK Hynix, Inc.
1.50%, 01/19/2026(e)	13,500,000	13,627,811
2.38%, 01/19/2031(e)	500,000	504,058
Total Semiconductors		32,104,949

Software & Services (2.07%)
Black Knight InfoServ LLC
3.63%, 09/01/2028(e)	7,931,000	8,035,689
Booz Allen Hamilton, Inc.
3.88%, 09/01/2028(e)	2,500,000	2,579,238
CoStar Group, Inc.
2.80%, 07/15/2030(e)	10,000,000	10,316,211
Leidos, Inc.
2.95%, 05/15/2023(e)	1,250,000	1,315,050
3.63%, 05/15/2025(e)	1,000,000	1,112,440
4.38%, 05/15/2030(e)	7,857,000	9,306,695
Nielsen Finance LLC / Nielsen Finance Co.
5.63%, 10/01/2028(e)	2,000,000	2,141,090
Total Software & Services		34,806,413

Supermarkets & Pharmacies (1.26%)
Albertsons Cos. Inc / Safeway, Inc. / New Albertsons LP / Albertsons LLC
3.25%, 03/15/2026(e)	3,000,000	3,026,250
3.50%, 02/15/2023(e)	8,168,000	8,396,868
3.50%, 03/15/2029(e)	2,689,000	2,658,749
Kroger Co.
1.70%, 01/15/2031	3,985,000	3,952,585
2.65%, 10/15/2026	2,860,000	3,121,890
Total Supermarkets & Pharmacies		21,156,342

Transportation & Logistics (0.47%)
FedEx Corp. 2020-1 Class AA Pass Through Trust
1.88%, 02/20/2034	7,906,000	7,990,751

Utilities (1.28%)
Berkshire Hathaway Energy Co.
3.70%, 07/15/2030(e)	1,000,000	1,163,513
4.25%, 10/15/2050(e)	500,000	607,603
Dominion Energy, Inc.
2.72%, 08/15/2021(c)	2,300,000	2,329,456
3.07%, 08/15/2024(c)	1,500,000	1,631,032
4.10%, 04/01/2021(c)	5,505,000	5,539,957
	Principal	Value
	Amount	(Note 2)
Exelon Corp.
3.50%, 06/01/2022	$2,673,000	$2,774,528
Nevada Power Co.
Series DD
2.40%, 05/01/2030	2,000,000	2,127,965
NextEra Energy Capital Holdings, Inc.
2.40%, 09/01/2021	1,000,000	1,012,523
Pacific Gas and Electric Co.
3M US L + 1.375%, 11/15/2021(a)	4,255,000	4,265,749
Total Utilities		21,452,326

Waste & Environment Services & Equipment (0.32%)
GFL Environmental, Inc.
3.75%, 08/01/2025(e)	1,000,000	1,021,875
4.25%, 06/01/2025(e)	4,254,000	4,400,231
Total Waste & Environment Services & Equipment		5,422,106

Wireless Telecommunications Services (2.96%)
AT&T, Inc.
2.75%, 06/01/2031	9,000,000	9,414,182
4.30%, 12/15/2042	4,500,000	5,090,285
Sprint Corp.
7.88%, 09/15/2023	6,792,000	7,853,250
T-Mobile USA, Inc.
1.50%, 02/15/2026(e)	7,085,000	7,171,898
2.63%, 02/15/2029	7,885,000	7,923,479
2.88%, 02/15/2031	7,850,000	7,928,539
3.88%, 04/15/2030(e)	4,000,000	4,521,680
Total Wireless Telecommunications Services		49,903,313

Wireline Telecommunications Services (0.18%)
Lumen Technologies, Inc.
Series S
6.45%, 06/15/2021	3,000,000	3,051,750

TOTAL CORPORATE BONDS
(Cost $954,946,159)		992,491,306

GOVERNMENT BONDS (21.88%)
U.S. Treasury Bonds (21.88%)
United States Treasury Bonds
0.63%, 05/15/2030	3,582,000	3,452,153
0.88%, 11/15/2030	23,820,000	23,375,236
1.13%, 05/15/2040	3,874,000	3,546,526
1.13%, 08/15/2040	19,726,000	17,996,893
1.38%, 11/15/2040	37,799,000	36,024,219
1.38%, 08/15/2050	7,370,000	6,587,513
1.63%, 11/15/2050	76,502,000	72,736,667

	Principal	Value
	Amount	(Note 2)
United States Treasury Notes
0.13%, 11/30/2022	$51,120,000	$51,137,972
0.13%, 12/31/2022	39,315,000	39,325,750
0.13%, 12/15/2023	33,353,000	33,311,309
0.25%, 09/30/2025	13,469,000	13,384,819
0.25%, 10/31/2025	14,335,000	14,235,887
0.38%, 11/30/2025	21,871,000	21,838,535
0.50%, 08/31/2027	970,000	957,723
0.63%, 08/15/2030	32,411,000	31,139,881
Total U.S. Treasury Bonds		369,051,083

TOTAL GOVERNMENT BONDS
(Cost $372,229,798)		369,051,083

		Value
	Shares	(Note 2)
PREFERRED STOCK (0.58%)
Consumer Discretionary (0.49%)
Retail - Consumer Discretionary (0.49%)
Qurate Retail, Inc.	83,200	8,324,992

TOTAL Consumer Discretionary		8,324,992

Financials (0.09%)
Banks (0.09%)
Wells Fargo & Co.(f)	60,000	1,501,200

TOTAL Financials		1,501,200

TOTAL PREFERRED STOCK
(Cost $9,804,609)		9,826,192

	7-Day		Value
	Yield	Shares	(Note 2)
SHORT TERM INVESTMENTS (1.05%)
Money Market Fund (1.05%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio	0.030%	17,746,854	17,746,854
TOTAL SHORT TERM INVESTMENTS
(Cost $17,746,854)			17,746,854

Value
(Note 2)
TOTAL INVESTMENTS (100.27%)
(Cost $1,651,948,850)	$1,691,471,618

Liabilities In Excess Of Other Assets (-0.27%)	(4,492,547)

NET ASSETS (100.00%)	$1,686,979,071
Investment Abbreviations:
LIBOR - London Interbank Offered Rate
SOFR - Secured Overnight Financing Rate

Reference Rates:
1M US L - 1 Month LIBOR as of January 31, 2021 was 0.12%
3M US L - 3 Month LIBOR as of January 31, 2021 was 0.20%
1D US SOFR - 1 Day SOFR as of January 31, 2021 was 0.06%
1Y US TI - 1 Year US Treasury Bill as of January 31, 2021 was 0.10%
5Y US TI - 5 Year US Treasury Index as of January 31, 2021 was 0.45%
7Y US TI - 7 Year US Treasury Index as of January 31, 2021 was 0.79%

(a)	Floating or variable rate security. The reference rate is described above. The rate in effect as of January 31, 2021 is based on the reference rate plus the displayed spread as of the security's last reset date.
(b)	Issued with zero coupon.
(c)	Step bond. Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect as of January 31, 2021.
(d)	Interest only security.
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2021, the aggregate market value of those securities was $385,459,416, representing 22.85% of net assets.
(f)	Perpetual.

ALPS | Smith Credit Opportunities Fund

STATEMENT OF INVESTMENTS

January 31, 2021 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCKS (0.21%)
Communications (0.21%)
Telecommunications (0.21%)
AT&T, Inc.	2,614	$74,839

TOTAL Communications		74,839

TOTAL COMMON STOCKS
(Cost $76,903)		74,839

	Shares	(Note 2)
EXCHANGE TRADED FUNDS (1.76%)
Invesco Senior Loan ETF	28,717	638,092

TOTAL EXCHANGE TRADED FUNDS
(Cost $631,622)		638,092

		Value
	Shares	(Note 2)
CORPORATE BONDS (80.54%)
Advertising & Marketing (1.78%)
Outfront Media Capital LLC / Outfront Media Capital Corp.
5.00%, 08/15/2027(a)	625,000	645,306

Aerospace & Defense (0.51%)
TransDigm, Inc.
6.25%, 03/15/2026(a)	175,000	185,317

Airlines (3.50%)
Alaska Airlines 2020-1 Class A Pass Through Trust
4.80%, 08/15/2027(a)	375,000	420,193
British Airways 2020-1 Class A Pass Through Trust
4.25%, 11/15/2032(a)	250,000	270,301
British Airways 2020-1 Class B Pass Through Trust
8.38%, 11/15/2028(a)	125,000	139,778
United Airlines 2020-1 Class A Pass Through Trust
Series 20-1
5.88%, 10/15/2027	390,330	437,051
Total Airlines		1,267,323

Automobiles Manufacturing (3.56%)
Ford Motor Co.
5.29%, 12/08/2046	70,000	73,871
8.50%, 04/21/2023	370,000	415,048
Ford Motor Credit Co. LLC
3.66%, 09/08/2024	200,000	205,475
		Value
	Shares	(Note 2)
General Motors Co.
5.00%, 04/01/2035	$80,000	$96,738
Nissan Motor Co., Ltd.
4.35%, 09/17/2027(a)	450,000	497,204
Total Automobiles Manufacturing		1,288,336

Banks (1.92%)
Synovus Bank/Columbus GA
5Y US TI + 3.625%, 10/29/2030(b)	250,000	263,425
UniCredit SpA
5Y US TI + 4.75%, 06/30/2035(a)(b)	400,000	430,846
Total Banks		694,271

Cable & Satellite (1.48%)
CCO Holdings LLC / CCO Holdings Capital Corp.
4.50%, 05/01/2032(a)	515,000	536,357

Casinos & Gaming (3.49%)
Boyd Gaming Corp.
8.63%, 06/01/2025(a)	575,000	636,094
CCM Merger, Inc.
6.38%, 05/01/2026(a)	100,000	106,250
MGM Resorts International
4.75%, 10/15/2028	500,000	521,850
Total Casinos & Gaming		1,264,194

Chemicals (1.56%)
Chemours Co.
5.75%, 11/15/2028(a)	300,000	311,106
Kraton Polymers LLC / Kraton Polymers Capital Corp.
4.25%, 12/15/2025(a)	250,000	251,563
Total Chemicals		562,669

Commercial Finance (4.91%)
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.63%, 10/15/2027	220,000	249,250
Aircastle, Ltd.
2.85%, 01/26/2028(a)	500,000	490,385
Antares Holdings LP
3.95%, 07/15/2026(a)	500,000	501,937
Avolon Holdings Funding, Ltd.
3.25%, 02/15/2027(a)	100,000	102,949
4.25%, 04/15/2026(a)	385,000	416,030
Park Aerospace Holdings, Ltd.
5.25%, 08/15/2022(a)	14,000	14,688
Total Commercial Finance		1,775,239

Construction Materials Manufacturing (0.22%)
Cemex SAB de CV
3.88%, 07/11/2031(a)	80,000	80,200

		Value
	Shares	(Note 2)
Consumer Finance (5.40%)
American Express Co.
Series B
3M US L + 3.428%(b)(c)	$500,000	$496,535
LD Holdings Group LLC
6.50%, 11/01/2025(a)	325,000	346,125
OneMain Finance Corp.
8.88%, 06/01/2025	500,000	559,975
Quicken Loans LLC
3.63%, 03/01/2029(a)	230,000	230,535
5.25%, 01/15/2028(a)	300,000	320,813
Total Consumer Finance		1,953,983

Consumer Products (0.99%)
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.
5.00%, 12/31/2026(a)	350,000	357,438

Department Stores (1.55%)
Nordstrom, Inc.
8.75%, 05/15/2025(a)	500,000	560,145

Diversified Banks (0.84%)
Citigroup, Inc.
Series W
4.00%(b)(c)	300,000	304,875

Entertainment Content (0.94%)
WMG Acquisition Corp.
3.00%, 02/15/2031(a)	350,000	341,250

Exploration & Production (0.88%)
Concho Resources, Inc.
3.75%, 10/01/2027	100,000	114,048
Hilcorp Energy I LP / Hilcorp Finance Co.
5.75%, 02/01/2029(a)	100,000	101,870
6.00%, 02/01/2031(a)	100,000	101,688
Total Exploration & Production		317,606

Financial Services (6.46%)
Credit Suisse Group AG
5Y US TI + 3.554%(a)(b)(c)	450,000	446,625
FS KKR Capital Corp.
3.40%, 01/15/2026	600,000	601,664
Golub Capital BDC, Inc.
3.38%, 04/15/2024	570,000	587,635
Jefferies Group LLC
2.75%, 10/15/2032	75,000	77,901
LPL Holdings, Inc.
5.75%, 09/15/2025(a)	600,000	621,479
Total Financial Services		2,335,304
		Value
	Shares	(Note 2)
Food & Beverage (1.60%)
Anheuser-Busch InBev Worldwide, Inc.
4.90%, 02/01/2046	$120,000	$150,816
Kraft Heinz Foods Co.
4.38%, 06/01/2046	400,000	426,608
Total Food & Beverage		577,424

Forest & Paper Products Manufacturing (1.81%)
Mercer International, Inc.
5.13%, 02/01/2029(a)	350,000	356,562
Resolute Forest Products, Inc.
4.88%, 03/01/2026(a)	300,000	298,875
Total Forest & Paper Products Manufacturing		655,437

Health Care Facilities & Services (2.65%)
HCA, Inc.
5.25%, 06/15/2049	235,000	300,298
5.88%, 02/15/2026	200,000	229,000
Jaguar Holding Co. II / PPD Development LP
4.63%, 06/15/2025(a)	170,000	178,565
Syneos Health, Inc.
3.63%, 01/15/2029(a)	250,000	250,394
Total Health Care Facilities & Services		958,257

Homebuilders (0.93%)
Shea Homes LP / Shea Homes Funding Corp.
4.75%, 02/15/2028(a)	125,000	128,359
4.75%, 04/01/2029(a)	200,000	206,500
Total Homebuilders		334,859

Industrial Other (1.53%)
Brundage-Bone Concrete Pumping Holdings, Inc.
6.00%, 02/01/2026(a)	250,000	254,844
H&E Equipment Services, Inc.
3.88%, 12/15/2028(a)	300,000	298,920
Total Industrial Other		553,764

Internet Media (0.95%)
Endurance Acquisition Merger Sub
6.00%, 02/15/2029(a)	350,000	344,750

Medical Equipment & Devices Manufacturing (1.16%)
Avantor Funding, Inc.
4.63%, 07/15/2028(a)	400,000	420,716

Pharmaceuticals (3.12%)
Bausch Health Cos., Inc.
6.13%, 04/15/2025(a)	450,000	461,501
Elanco Animal Health, Inc.
4.91%, 08/27/2021	25,000	25,583
5.90%, 08/28/2028	200,000	239,525

		Value
	Shares	(Note 2)
Viatris, Inc.
3.85%, 06/22/2040(a)	$170,000	$187,973
4.00%, 06/22/2050(a)	190,000	212,250
Total Pharmaceuticals		1,126,832

Pipeline (6.08%)
Buckeye Partners LP
3.95%, 12/01/2026	170,000	171,664
4.15%, 07/01/2023	200,000	205,853
4.35%, 10/15/2024	100,000	102,921
5.60%, 10/15/2044	160,000	155,100
Energy Transfer Operating LP
Series B
3M US L + 4.155%(b)(c)	375,000	322,031
Genesis Energy LP / Genesis Energy Finance Corp.
8.00%, 01/15/2027	250,000	238,044
Midwest Connector Capital Co. LLC
4.63%, 04/01/2029(a)	680,000	698,792
Western Midstream Operating LP
4.35%, 02/01/2025	75,000	77,787
3M US L + 1.85%, 01/13/2023(b)	230,000	226,509
Total Pipeline		2,198,701

Property & Casualty Insurance (0.06%)
Fairfax US, Inc.
4.88%, 08/13/2024(a)	20,000	22,183

Publishing & Broadcasting (4.91%)
Gray Television, Inc.
4.75%, 10/15/2030(a)	550,000	547,773
Nexstar Broadcasting, Inc.
4.75%, 11/01/2028(a)	600,000	619,125
Scripps Escrow II, Inc.
5.38%, 01/15/2031(a)	600,000	607,125
Total Publishing & Broadcasting		1,774,023

Railroad (0.59%)
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/2025	200,000	214,965

Real Estate (4.28%)
Cushman & Wakefield US Borrower LLC
6.75%, 05/15/2028(a)	250,000	272,706
GLP Capital LP / GLP Financing II, Inc.
5.38%, 11/01/2023	125,000	136,721
Howard Hughes Corp.
4.13%, 02/01/2029(a)	160,000	159,498
4.38%, 02/01/2031(a)	160,000	159,966
Kennedy-Wilson, Inc.
5.00%, 03/01/2031	250,000	250,938
		Value
	Shares	(Note 2)
MGM Growth Properties Operating Partnership LP / MGP Finance Co.-Issuer, Inc.
4.63%, 06/15/2025(a)	$200,000	$212,200
Realogy Group LLC / Realogy Co.-Issuer Corp.
5.75%, 01/15/2029(a)	350,000	357,874
Total Real Estate		1,549,903

Refining & Marketing (1.02%)
HollyFrontier Corp.
5.88%, 04/01/2026	325,000	369,172

Restaurants (0.51%)
1011778 BC ULC / New Red Finance, Inc.
4.25%, 05/15/2024(a)	181,000	184,363

Retail - Consumer Discretionary (1.38%)
Petsmart, Inc.
4.75%, 02/15/2028(a)	250,000	250,000
7.75%, 02/15/2029(a)	250,000	250,000
Total Retail - Consumer Discretionary		500,000

Retail - Consumer Staples (1.17%)
United Natural Foods, Inc.
6.75%, 10/15/2028(a)	400,000	423,500

Software & Services (0.56%)
Black Knight InfoServ LLC
3.63%, 09/01/2028(a)	200,000	202,640

Supermarkets & Pharmacies (0.82%)
Albertsons Cos. Inc / Safeway, Inc. / New Albertsons LP / Albertsons LLC
3.50%, 03/15/2029(a)	300,000	296,625

Transportation & Logistics (0.28%)
Meritor, Inc.
4.50%, 12/15/2028(a)	100,000	102,188

Waste & Environment Services & Equipment (1.35%)
GFL Environmental, Inc.
4.00%, 08/01/2028(a)	280,000	277,725
4.25%, 06/01/2025(a)	200,000	206,875
Total Waste & Environment Services & Equipment		484,600

Wireless Telecommunications Services (1.70%)
AT&T, Inc.
4.65%, 06/01/2044	255,000	297,168
T-Mobile USA, Inc.
2.63%, 02/15/2029	315,000	316,537
Total Wireless Telecommunications Services		613,705

		Value
	Shares	(Note 2)
Wireline Telecommunications Services (2.09%)
Frontier Communications Corp.
5.00%, 05/01/2028(a)	$400,000	$415,501
Lumen Technologies, Inc.
Series T
5.80%, 03/15/2022	325,000	340,031
Total Wireline Telecommunications Services		755,532

TOTAL CORPORATE BONDS
(Cost $28,456,352)		29,133,952

		Value
	Shares	(Note 2)
GOVERNMENT BONDS (14.27%)
U.S. Treasury Bonds (14.27%)
United States Treasury Bonds
1.38%, 11/15/2040	161,000	153,441
1.63%, 11/15/2050	886,000	842,392
United States Treasury Notes
0.13%, 09/30/2022	24,000	24,008
0.13%, 11/30/2022	595,000	595,209
0.13%, 12/31/2022	698,000	698,191
0.13%, 09/15/2023	928,000	927,383
0.13%, 12/15/2023	699,000	698,126
0.25%, 08/31/2025	100,000	99,445
0.25%, 09/30/2025	419,000	416,381
0.25%, 10/31/2025	282,000	280,050
0.38%, 11/30/2025	149,000	148,779
0.63%, 08/15/2030	290,000	278,627
Total U.S. Treasury Bonds		5,162,032

TOTAL GOVERNMENT BONDS
(Cost $5,168,332)		5,162,032

		Value
	Shares	(Note 2)
PREFERRED STOCK (2.84%)
Consumer Discretionary (0.77%)
Retail - Consumer Discretionary (0.77%)
Qurate Retail, Inc.	2,800	280,168

TOTAL Consumer Discretionary		280,168

Financials (2.07%)
Banks (1.63%)
GMAC Capital Trust I(b)	9,000	238,680
US Bancorp(c)(d)	7,000	172,550
Wells Fargo & Co.(c)(d)	7,100	175,370
		586,600
		Value
	Shares	(Note 2)
Consumer Finance (0.44%)
Synchrony Financial(c)	6,000	$159,420

TOTAL Financials		746,020

TOTAL PREFERRED STOCK
(Cost $1,001,832)		1,026,188

	7-Day		Value
	Yield	Shares	(Note 2)
SHORT TERM INVESTMENTS (4.29%)
Money Market Fund (4.29%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio	0.030%	1,552,794	1,552,794
TOTAL SHORT TERM INVESTMENTS
(Cost $1,552,794)			1,552,794

TOTAL INVESTMENTS (103.91%)
(Cost $36,887,835)			$37,587,897

Liabilities In Excess Of Other Assets (-3.91%)			(1,415,625)

NET ASSETS (100.00%)			$36,172,272

Investment Abbreviations:
LIBOR - London Interbank Offered Rate

Reference Rates:
3M US L - 3 Month LIBOR as of January 31, 2021 was 0.20%
5Y US TI - 5 Year US Treasury Index as of January 31, 2021 was 0.45%

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2021, the aggregate market value of those securities was $19,331,340, representing 53.44% of net assets.
(b)	Floating or variable rate security. The reference rate is described above. The rate in effect as of January 31, 2021 is based on the reference rate plus the displayed spread as of the security's last reset date.
(c)	Perpetual maturity. This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(d)	Non-Income Producing Security.

ALPS | Smith Balanced Opportunity Fund

STATEMENT OF INVESTMENTS

January 31, 2021 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCKS (62.67%)
Communications (5.41%)
Media (5.41%)
Alphabet, Inc., Class A(a)	219	$400,191
Facebook, Inc., Class A(a)	817	211,056
ViacomCBS, Inc.	3,525	170,962
Walt Disney Co.(a)	894	150,344
		932,553

TOTAL Communications		932,553

Consumer Discretionary (8.96%)
Consumer Discretionary Products (2.46%)
Brunswick Corp.	1,377	119,056
Lennar Corp., Class A	1,276	106,099
Scotts Miracle-Gro Co.	509	112,698
YETI Holdings, Inc.(a)	1,298	85,434
		423,287

Consumer Discretionary Services (3.25%)
Carnival Corp.	6,200	115,754
Marriott International, Inc., Class A	1,424	165,625
McDonald's Corp.	632	131,355
Starbucks Corp.	1,543	149,378
		562,112

Retail & Whsle - Discretionary (3.25%)
Amazon.com, Inc.(a)	132	423,218
Lowe's Cos., Inc.	811	135,315
		558,533

TOTAL Consumer Discretionary		1,543,932

Consumer Staples (5.47%)
Consumer Staple Products (2.36%)
Estee Lauder Cos., Inc., Class A	742	175,594
Procter & Gamble Co.	1,794	230,009
		405,603

Retail & Wholesale - Staples (3.11%)
ITOCHU Corp., ADR	1,427	82,238
Target Corp.	1,301	235,702
Walmart, Inc.	1,550	217,760
		535,700

TOTAL Consumer Staples		941,303

Energy (1.69%)
Oil & Gas (1.69%)
Enbridge, Inc.	5,582	187,555
		Value
	Shares	(Note 2)
Pioneer Natural Resources Co.	860	$103,974
		291,529

TOTAL Energy		291,529

Financials (7.27%)
Banking (2.35%)
JPMorgan Chase & Co.	3,140	404,024

Financial Services (2.47%)
Intercontinental Exchange, Inc.	1,383	152,614
LPL Financial Holdings, Inc.	1,498	162,293
T Rowe Price Group, Inc.	698	109,223
		424,130

Insurance (2.45%)
Assurant, Inc.	920	124,632
Prudential Financial, Inc.	2,261	176,991
Reinsurance Group of America, Inc.	1,150	120,808
		422,431

TOTAL Financials		1,250,585

Health Care (8.28%)
Health Care (8.28%)
Abbott Laboratories	1,722	212,822
Danaher Corp.	662	157,450
HCA Healthcare, Inc.	610	99,113
IQVIA Holdings, Inc.(a)	460	81,788
Medtronic PLC	1,543	171,782
Thermo Fisher Scientific, Inc.	350	178,395
UnitedHealth Group, Inc.	1,114	371,608
Zoetis, Inc.	982	151,474
		1,424,432

TOTAL Health Care		1,424,432

Industrials (7.35%)
Industrial Products (5.91%)
Boeing Co.	997	193,607
Caterpillar, Inc.	614	112,264
Deere & Co.	899	259,631
ITT, Inc.	1,126	84,123
Middleby Corp.(a)	762	103,419
Parker-Hannifin Corp.	405	107,167
TE Connectivity, Ltd.	1,335	160,734
		1,020,945

Industrial Services (1.44%)
Norfolk Southern Corp.	587	138,896
Southwest Airlines Co.	2,499	109,806
		248,702

TOTAL Industrials		1,269,647

		Value
	Shares	(Note 2)
Materials (2.58%)
Materials (2.58%)
Anglo American PLC, ADR	4,690	$77,432
Celanese Corp.	558	68,160
DuPont de Nemours, Inc.	1,467	116,553
Freeport-McMoRan, Inc.	3,620	97,414
LyondellBasell Industries NV	970	83,187
		442,746

TOTAL Materials		442,746

Real Estate (0.87%)
Real Estate (0.87%)
Equity LifeStyle Properties, Inc.	1,566	95,276
SL Green Realty Corp.	818	55,207
		150,483

TOTAL Real Estate		150,483

Technology (14.37%)
Software & Tech Services (8.26%)
Adobe, Inc.(a)	348	159,652
Black Knight, Inc.(a)	1,219	99,580
Fidelity National Information Services, Inc.	1,293	159,634
Mastercard, Inc., Class A	681	215,393
Microsoft Corp.	1,747	405,235
PayPal Holdings, Inc.(a)	513	120,201
salesforce.com, Inc.(a)	731	164,884
Synopsys, Inc.(a)	388	99,115
		1,423,694

Tech Hardware & Semiconductors (6.11%)
Advanced Micro Devices, Inc.(a)	1,354	115,957
Apple, Inc.	1,185	156,373
Lam Research Corp.	215	104,049
Micron Technology, Inc.(a)	1,229	96,194
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	2,931	356,175
Texas Instruments, Inc.	1,348	223,350
		1,052,098

TOTAL Technology		2,475,792

Utilities (0.42%)
Utilities (0.42%)
Edison International	1,236	71,886

TOTAL Utilities		71,886

TOTAL COMMON STOCKS
(Cost $9,837,951)		10,794,888
	Principal	Value
	Amount	(Note 2)
COLLATERALIZED MORTGAGE OBLIGATIONS (7.34%)
Fannie Mae
Series 1997-10, Class FA,
1M US L + 0.60%, 03/18/2027(b)	$12,735	$12,477
Series 1999-52, Class NF,
1M US L + 1.15%, 10/25/2023(b)	10,799	10,897
Series 2002-22, Class GC,
6.500%, 04/25/2032	11,156	13,302
Series 2002-58, Class PG,
6.000%, 09/25/2032	18,067	21,316
Series 2003-117, Class KB,
6.000%, 12/25/2033	9,606	11,337
Series 2003-130, Class HF,
1M US L + 0.45%, 12/25/2033(b)	13	13
Series 2004-60, Class JC,
5.500%, 04/25/2034	21,824	24,335
Series 2005-27, Class GH,
5.500%, 04/25/2035	90,000	109,115
Series 2007-104, Class ZE,
6.000%, 08/25/2037	26,168	30,419
Series 2007-22, Class A,
5.500%, 03/25/2037	12,105	14,277
Series 2007-55, Class PH,
6.000%, 06/25/2047	38,415	44,917
Series 2009-12, Class LC,
8.975%, 06/25/2037(b)	22,716	29,014
Series 2009-51, Class BZ,
4.500%, 07/25/2039	43,851	48,685
Series 2010-98, Class BH,
5.500%, 09/25/2040	44,637	51,312
Series 2013-101, Class JA,
4.000%, 09/25/2043	17,087	17,053
Series 2013-103, Class H,
4.500%, 03/25/2038	21,820	22,066
Series 2013-18, Class MY,
3.000%, 03/25/2033	15,000	16,422
Series 2013-61, Class NY,
3.000%, 06/25/2033	35,000	38,825
Series 2014-21, Class MA,
2.000%, 09/25/2041	26,474	27,279
		543,061
Freddie Mac
Series 1996-1843, Class Z,
7.000%, 04/15/2026	12,839	13,739
Series 2002-2538, Class FB,
1M US L + 0.40%, 12/15/2032(b)	10,373	10,380
Series 2003-2626, Class FQ,
1M US L + 1.00%, 06/15/2023(b)	10,531	10,563
Series 2003-2635, Class E,
3.500%, 04/15/2033	7,004	7,081

	Principal	Value
	Amount	(Note 2)
Series 2005-2977, Class AT,
4.500%, 05/15/2025	$20,318	$21,305
Series 2005-2993, Class TF,
1M US L + 0.35%, 06/15/2025(b)	9,879	9,864
Series 2006-3174, Class LF,
1M US L + 0.35%, 05/15/2036(b)	17,497	17,557
Series 2008-3409, Class DB,
6.000%, 01/15/2038	21,572	25,283
Series 2009-3572, Class KT,
4.500%, 09/15/2039	21,178	23,259
Series 2010-3645, Class WD,
4.500%, 02/15/2040	19,000	20,962
Series 2010-3699, Class LC,
4.000%, 03/15/2040	9,543	10,498
Series 2010-3721, Class FB,
1M US L + 0.50%, 09/15/2040(b)	17,133	17,320
Series 2010-3759, Class PY,
4.000%, 11/15/2040	25,000	28,196
Series 2010-3770, Class JZ,
4.000%, 12/15/2040	29,916	33,557
Series 2011-3954, Class PG,
2.500%, 07/15/2041	47,836	49,796
Series 2012-3987, Class LP,
3.500%, 01/15/2042	26,000	29,266
Series 2012-4030, Class PA,
3.500%, 06/15/2040	3,903	3,916
Series 2012-4032, Class AD,
2.000%, 10/15/2041	31,529	32,233
Series 2012-4064, Class TL,
4.000%, 03/15/2042	14,498	14,843
Series 2013-4226, Class GZ,
3.000%, 07/15/2043	26,291	27,347
Series 2015-4498, Class JA,
2.500%, 04/15/2037	64,553	66,235
Series 2017-4734, Class A,
3.000%, 07/15/2042	1,795	1,794
		474,994
Ginnie Mae
Series 2005-91, Class PD,
5.500%, 12/20/2035	15,852	18,051
Series 2007-70, Class FC,
1M US L + 0.465%, 11/20/2037(b)	26,201	26,336
Series 2008-2, Class PC,
4.750%, 01/20/2038	10,641	11,905
Series 2008-46, Class FA,
1M US L + 0.60%, 05/20/2038(b)	10,617	10,681
Series 2008-60, Class JP,
5.500%, 07/20/2038	31,000	36,014
Series 2011-H23, Class HA,
3.000%, 12/20/2061	6,930	7,297
	Principal	Value
	Amount	(Note 2)
Series 2012-39, Class GA,
3.000%, 10/16/2040	$14,360	$14,944
Series 2013-149, Class BP,
3.500%, 10/20/2043	50,000	56,238
Series 2018-21, Class LK,
2.000%, 08/20/2044	4,702	4,704
Series 2019-162, Class GA,
3.000%, 10/20/2049	32,799	33,529
Series 2019-29, Class JB,
4.500%, 12/20/2046	9,742	9,958
Series 2020-5, Class LC,
3.500%, 10/20/2049	15,328	15,615
		245,272

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $1,241,847)		1,263,327

	Principal	Value
	Amount	(Note 2)
MORTGAGE-BACKED SECURITIES (1.22%)
Fannie Mae Pool
Series 2012-AM1671,
2.100%, 12/01/2027	36,924	38,672
Series 2015-AM8645,
2.690%, 05/01/2027	22,099	24,172
Series 2015-AM8674,
2.810%, 04/01/2025	20,000	21,675
Series 2017-AN6670,
3.210%, 09/01/2027	29,852	31,317
Series 2018-109741,
3.730%, 11/01/2025	50,000	53,860
Series 2018-BL0212,
3.820%, 07/01/2027	34,816	40,041
		209,737

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $207,378)		209,737

CORPORATE BONDS (15.27%)
Aerospace & Defense (0.17%)
Huntington Ingalls Industries, Inc.
4.20%, 05/01/2030	25,000	29,324

Airlines (0.42%)
Alaska Airlines 2020-1 Class A Pass Through Trust
4.80%, 08/15/2027(c)	25,000	28,013
British Airways 2020-1 Class A Pass Through Trust
4.25%, 11/15/2032(c)	10,000	10,812
British Airways 2020-1 Class B Pass Through Trust
8.38%, 11/15/2028(c)	5,000	5,591

	Principal	Value
	Amount	(Note 2)
United Airlines 2020-1 Class A Pass Through Trust
Series 20-1
5.88%, 10/15/2027	$24,396	$27,316
Total Airlines		71,732

Automobiles Manufacturing (1.06%)
Ford Motor Co.
5.29%, 12/08/2046	20,000	21,106
8.50%, 04/21/2023	20,000	22,435
Ford Motor Credit Co. LLC
3.38%, 11/13/2025	35,000	35,619
4.00%, 11/13/2030	35,000	35,918
General Motors Co.
5.00%, 04/01/2035	22,000	26,603
5.20%, 04/01/2045	24,000	29,582
Volkswagen Group of America Finance LLC
0.75%, 11/23/2022(c)	5,000	5,021
0.88%, 11/22/2023(c)	5,000	5,028
Total Automobiles Manufacturing		181,312

Banks (1.09%)
CIT Group, Inc.
4.13%, 03/09/2021	38,000	38,038
1D US SOFR + 3.827%, 06/19/2024(b)	30,000	31,941
Citizens Financial Group, Inc.
4.15%, 09/28/2022(c)	30,000	31,616
SVB Financial Group
1.80%, 02/02/2031	15,000	14,841
4.10%(b)(d)	5,000	5,094
Truist Bank
5Y US TI + 1.15%, 09/17/2029(b)	25,000	26,494
Wells Fargo & Co.
4.10%, 06/03/2026	35,000	40,032
Total Banks		188,056

Cable & Satellite (0.58%)
CCO Holdings LLC / CCO Holdings Capital Corp.
4.25%, 02/01/2031(c)	10,000	10,260
Charter Communications Operating LLC / Charter Communications Operating Capital
3.70%, 04/01/2051	10,000	9,899
3.75%, 02/15/2028	35,000	38,861
3.85%, 04/01/2061	20,000	19,208
Time Warner Cable LLC
4.00%, 09/01/2021	20,000	20,239
Total Cable & Satellite		98,467

Casinos & Gaming (0.06%)
MGM Resorts International
7.75%, 03/15/2022	10,000	10,631
	Principal	Value
	Amount	(Note 2)
Chemicals (0.26%)
Kraton Polymers LLC / Kraton Polymers Capital Corp.
4.25%, 12/15/2025(c)	$15,000	$15,094
LYB International Finance III LLC
3M US L + 1.00%, 10/01/2023(b)	30,000	30,100
Total Chemicals		45,194

Commercial Finance (0.64%)
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.15%, 02/15/2024	22,000	23,074
4.63%, 10/15/2027	5,000	5,665
6.50%, 07/15/2025	25,000	29,636
Avolon Holdings Funding, Ltd.
2.13%, 02/21/2026(c)	4,000	3,925
2.75%, 02/21/2028(c)	4,000	3,915
4.25%, 04/15/2026(c)	25,000	27,015
Park Aerospace Holdings, Ltd.
5.25%, 08/15/2022(c)	17,000	17,835
Total Commercial Finance		111,065

Consumer Finance (0.79%)
Ally Financial, Inc.
1.45%, 10/02/2023	10,000	10,168
American Express Co.
Series B
3M US L + 3.428%(b)(d)	50,000	49,653
Discover Financial Services
Series D
5Y US TI + 5.783%(b)(d)	15,000	16,948
OneMain Finance Corp.
8.88%, 06/01/2025	25,000	27,998
Quicken Loans LLC
3.63%, 03/01/2029(c)	20,000	20,047
5.25%, 01/15/2028(c)	10,000	10,694
Total Consumer Finance		135,508

Diversified Banks (0.84%)
Bank of America Corp.
4.45%, 03/03/2026	25,000	28,862
1D US SOFR + 1.53%, 07/23/2031(b)	25,000	24,780
Citigroup, Inc.
4.30%, 11/20/2026	30,000	34,579
JPMorgan Chase & Co.
1D US SOFR + 1.455%, 06/01/2024(b)	30,000	30,714
1D US SOFR + 2.04%, 04/22/2031(b)	25,000	26,261
Total Diversified Banks		145,196

Entertainment Content (0.21%)
ViacomCBS, Inc.
4.20%, 05/19/2032	30,000	35,590

	Principal	Value
	Amount	(Note 2)
Exploration & Production (0.17%)
Concho Resources, Inc.
3.75%, 10/01/2027	$25,000	$28,512

Financial Services (2.15%)
Ameriprise Financial, Inc.
3.00%, 04/02/2025	20,000	21,708
Franklin Resources, Inc.
1.60%, 10/30/2030	15,000	14,740
Goldman Sachs Group, Inc.
3.50%, 04/01/2025	30,000	33,135
1D US SOFR + 1.09%, 01/27/2032(b)	10,000	10,004
Series VAR
1D US SOFR + 0.538%, 11/17/2023(b)	55,000	55,086
Jefferies Group LLC
2.75%, 10/15/2032	20,000	20,773
LPL Holdings, Inc.
5.75%, 09/15/2025(c)	15,000	15,537
Morgan Stanley
Series GMTN
1D US SOFR + 1.143%, 01/22/2031(b)	35,000	37,234
Series I
1D US SOFR + 0.745%, 10/21/2025(b)	10,000	10,048
1D US SOFR + 0.466%, 11/10/2023(b)	10,000	10,010
1D US SOFR + 1.02%, 04/28/2032(b)	28,000	27,991
Nasdaq, Inc.
0.45%, 12/21/2022	10,000	10,011
National Securities Clearing Corp.
0.40%, 12/07/2023(c)	20,000	20,033
0.75%, 12/07/2025(c)	20,000	19,983
Raymond James Financial, Inc.
4.65%, 04/01/2030	50,000	60,991
Total Financial Services		367,284

Food & Beverage (0.44%)
Anheuser-Busch InBev Worldwide, Inc.
4.90%, 02/01/2046	10,000	12,568
Kraft Heinz Foods Co.
4.25%, 03/01/2031	28,000	31,562
4.88%, 10/01/2049	29,000	32,865
Total Food & Beverage		76,995

Health Care Facilities & Services (0.62%)
HCA, Inc.
4.50%, 02/15/2027	25,000	29,035
5.25%, 06/15/2049	25,000	31,946
Jaguar Holding Co. II / PPD Development LP
4.63%, 06/15/2025(c)	30,000	31,511
	Principal	Value
	Amount	(Note 2)
McKesson Corp.
0.90%, 12/03/2025	$15,000	$14,982
Total Health Care Facilities & Services		107,474

Home & Office Products Manufacturing (0.08%)
Newell Brands, Inc.
4.70%, 04/01/2026	13,000	14,311

Industrial Other (0.15%)
Honeywell International, Inc.
0.48%, 08/19/2022	25,000	25,035

Metals & Mining (0.18%)
Steel Dynamics, Inc.
5.00%, 12/15/2026	30,000	31,814

Pharmaceuticals (0.89%)
AbbVie, Inc.
2.95%, 11/21/2026	25,000	27,526
Bausch Health Cos., Inc.
6.13%, 04/15/2025(c)	55,000	56,405
7.00%, 03/15/2024(c)	10,000	10,232
Elanco Animal Health, Inc.
4.91%, 08/27/2021	25,000	25,583
Viatris, Inc.
3.85%, 06/22/2040(c)	30,000	33,172
Total Pharmaceuticals		152,918

Pipeline (0.51%)
Buckeye Partners LP
4.35%, 10/15/2024	10,000	10,292
5.60%, 10/15/2044	12,000	11,633
Midwest Connector Capital Co. LLC
3.63%, 04/01/2022(c)	25,000	25,393
3.90%, 04/01/2024(c)	25,000	25,588
4.63%, 04/01/2029(c)	5,000	5,138
Western Midstream Operating LP
4.35%, 02/01/2025	10,000	10,372
Total Pipeline		88,416

Power Generation (0.38%)
Alexander Funding Trust
1.84%, 11/15/2023(c)	25,000	25,400
NRG Energy, Inc.
2.00%, 12/02/2025(c)	20,000	20,765
2.45%, 12/02/2027(c)	20,000	20,898
Total Power Generation		67,063

Publishing & Broadcasting (0.38%)
Nexstar Broadcasting, Inc.
4.75%, 11/01/2028(c)	25,000	25,797
Scripps Escrow II, Inc.
3.88%, 01/15/2029(c)	40,000	40,075
Total Publishing & Broadcasting		65,872

	Principal	Value
	Amount	(Note 2)
Railroad (0.42%)
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/2025	$50,000	$53,741
4.95%, 09/15/2028	15,000	17,800
Total Railroad		71,541

Refining & Marketing (0.37%)
HollyFrontier Corp.
5.88%, 04/01/2026	13,000	14,767
Valero Energy Corp.
3M US L + 1.15%, 09/15/2023(b)	50,000	50,170
Total Refining & Marketing		64,937

Restaurants (0.08%)
Yum! Brands, Inc.
7.75%, 04/01/2025(c)	13,000	14,285

Semiconductors (0.09%)
Microchip Technology, Inc.
0.97%, 02/15/2024(c)	15,000	15,021

Software & Services (0.34%)
Leidos, Inc.
4.38%, 05/15/2030(c)	50,000	59,226

Supermarkets & Pharmacies (0.31%)
Albertsons Cos. Inc / Safeway, Inc. / New Albertsons LP / Albertsons LLC
3.50%, 02/15/2023(c)	27,000	27,757
3.50%, 03/15/2029(c)	11,000	10,876
Kroger Co.
1.70%, 01/15/2031	15,000	14,878
Total Supermarkets & Pharmacies		53,511

Transportation & Logistics (0.29%)
FedEx Corp. 2020-1 Class AA Pass Through Trust
1.88%, 02/20/2034	50,000	50,536

Utilities (0.24%)
Dominion Energy, Inc.
4.10%, 04/01/2021(e)	25,000	25,159
Pacific Gas and Electric Co.
3M US L + 1.375%, 11/15/2021(b)	15,000	15,038
Total Utilities		40,197

Waste & Environment Services & Equipment (0.15%)
GFL Environmental, Inc.
4.25%, 06/01/2025(c)	25,000	25,859

Wireless Telecommunications Services (0.91%)
AT&T, Inc.
4.30%, 12/15/2042	50,000	56,558
	Principal	Value
	Amount	(Note 2)
Sprint Corp.
7.88%, 09/15/2023	$25,000	$28,906
T-Mobile USA, Inc.
2.25%, 02/15/2026	50,000	50,590
2.55%, 02/15/2031(c)	20,000	20,511
Total Wireless Telecommunications Services		156,565

TOTAL CORPORATE BONDS
(Cost $2,594,559)		2,629,447

GOVERNMENT BONDS (9.32%)
U.S. Treasury Bonds (9.32%)
United States Treasury Bonds
0.88%, 11/15/2030	195,000	191,359
1.13%, 08/15/2040	112,000	102,183
1.38%, 11/15/2040	118,000	112,460
1.63%, 11/15/2050	227,000	215,827
United States Treasury Notes
0.13%, 12/31/2022	36,000	36,010
0.13%, 09/15/2023	140,000	139,907
0.25%, 11/15/2023	180,000	180,450
0.25%, 08/31/2025	210,000	208,835
0.25%, 09/30/2025	35,000	34,781
0.38%, 11/30/2025	230,000	229,658
0.63%, 08/15/2030	160,000	153,725
Total U.S. Treasury Bonds		1,605,195

TOTAL GOVERNMENT BONDS
(Cost $1,620,518)		1,605,195

	7-Day		Value
	Yield	Shares	(Note 2)
SHORT TERM INVESTMENTS (4.19%)
Money Market Fund (4.19%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio	0.030%	25,721	25,721
State Street Institutional Treasury Plus Money Market Fund	0.030%	695,572	695,573
			721,294
TOTAL SHORT TERM INVESTMENTS
(Cost $721,294)			721,294

TOTAL INVESTMENTS (100.01%)
(Cost $16,223,547)			$17,223,888

Liabilities In Excess Of Other Assets (-0.01%)			(1,453)

NET ASSETS (100.00%)			$17,222,435

Investment Abbreviations:
LIBOR - London Interbank Offered Rate
SOFR - Secured Overnight Financing Rate

Reference Rates:
1M US L - 1 Month LIBOR as of January 31, 2021 was 0.12%
3M US L - 3 Month LIBOR as of January 31, 2021 was 0.20%
1D US SOFR - 1 Day SOFR as of January 31, 2021 was 0.06%
5Y US TI - 5 Year US Treasury Index as of January 31, 2021 was 0.45%

(a)	Non-Income Producing Security.
(b)	Floating or variable rate security. The reference rate is described above. The rate in effect as of January 31, 2021 is based on the reference rate plus the displayed spread as of the security's last reset date.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2021, the aggregate market value of those securities was $744,328, representing 4.32% of net assets.
(d)	Perpetual maturity. This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(e)	Step bond. Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect as of January 31, 2021.

ALPS | Red Rocks Global Opportunity Fund

STATEMENT OF INVESTMENTS

January 31, 2021 (Unaudited)

		Value
	Shares	(Note 2)
CLOSED-END FUNDS (22.87%)
HarbourVest Global Private Equity, Ltd.(a)	194,400	$4,969,455
HBM Healthcare Investments AG, Class A	10,150	3,457,128
HgCapital Trust PLC	676,000	2,991,683
ICG Enterprise Trust PLC	125,200	1,654,211
NB Private Equity Partners, Ltd.	115,300	1,871,989
Pantheon International PLC Fund(a)	117,000	3,783,243
Princess Private Equity Holding, Ltd.	106,600	1,423,007
Standard Life Private Equity Trust PLC	321,400	1,663,926
TOTAL CLOSED-END FUNDS
(Cost $15,480,424)		21,814,642

COMMON STOCKS (74.53%)
Communications (13.98%)
Internet (1.86%)
Alibaba Group Holding, Ltd., Sponsored ADR(a)	2,970	753,875
Prosus NV	8,700	1,016,427
		1,770,302

Media (12.12%)
IAC/InterActiveCorp(a)	22,200	4,660,890
Liberty Broadband Corp., Class C(a)	30,500	4,454,525
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	60,400	2,441,368
		11,556,783

TOTAL COMMUNICATIONS		13,327,085

Consumer, Cyclical (1.69%)
Entertainment (0.95%)
Betsson AB	96,000	902,169

Retail (0.74%)
Costco Wholesale Corp.	2,000	704,860

TOTAL CONSUMER, CYCLICAL		1,607,029

Consumer, Non-Cyclical (6.05%)
Healthcare-Products (4.65%)
Hologic, Inc.(a)	20,400	1,626,492
Stryker Corp.	5,675	1,254,232
Thermo Fisher Scientific, Inc.	3,050	1,554,585
		4,435,309
		Value
	Shares	(Note 2)
Healthcare-Services (1.40%)
Chemed Corp.	2,580	$1,336,182

TOTAL CONSUMER, NON-CYCLICAL		5,771,491

Diversified (1.20%)
Holding Companies-Diversified Operations (1.20%)
Schouw & Co. A/S	11,400	1,147,055

TOTAL DIVERSIFIED		1,147,055

Financials (34.95%)
Diversified Financial Services (18.16%)
Apollo Global Management, Inc.	27,500	1,263,350
Blackstone Group, Inc., Class A	41,700	2,801,823
Cannae Holdings, Inc.(a)	60,000	2,279,400
EXOR N.V.	19,500	1,445,371
Intermediate Capital Group PLC	130,500	3,026,836
KKR & Co., Inc., Class A	81,000	3,154,950
Mastercard, Inc., Class A	2,225	703,745
Partners Group Holding AG	2,240	2,644,974
		17,320,449

Investment Companies (10.53%)
3i Group PLC	234,000	3,545,911
Ares Capital Corp.	54,700	946,310
Investor AB, B Shares	34,400	2,523,217
Kinnevik AB, B Shares	21,700	1,064,590
StepStone Group, Inc., Class A(a)	56,000	1,966,720
		10,046,748

Private Equity (4.39%)
Altamir	29,600	718,348
Brederode SA	29,952	2,907,735
Clairvest Group, Inc.	12,700	556,665
		4,182,748

Real Estate (1.87%)
Brookfield Asset Management, Inc., Class A	46,000	1,786,640

TOTAL FINANCIALS		33,336,585

Industrials (10.26%)
Aerospace & Defense (1.31%)
L3Harris Technologies, Inc.	7,300	1,252,023

Electronics (3.62%)
Fortive Corp.	13,400	885,472
Lagercrantz Group AB, B Shares	180,000	1,550,926
Vontier Corp.(a)	31,300	1,015,059
		3,451,457

Machinery-Diversified (1.03%)
IDEX Corp.	5,275	982,152

		Value
	Shares	(Note 2)
Miscellaneous Manufacturers (4.30%)
Carlisle Cos., Inc.	9,300	$1,347,849
Colfax Corp.(a)	33,800	1,254,656
Danaher Corp.	6,300	1,498,392
		4,100,897

TOTAL INDUSTRIALS		9,786,529

Technology (3.62%)
Semiconductors (0.56%)
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	4,400	534,688

Software (3.06%)
Constellation Software, Inc.	1,100	1,340,026
Fidelity National Information Services, Inc.	12,800	1,580,288
Topicus.com, Inc.(a)(b)	2,157	–
		2,920,314

TOTAL TECHNOLOGY		3,455,002

Utilities (2.78%)
Electric (2.02%)
Brookfield Infrastructure Partners LP	36,900	1,925,073

Gas (0.76%)
Brookfield Infrastructure Corp., Class A	10,788	723,659

TOTAL UTILITIES		2,648,732

TOTAL COMMON STOCKS
(Cost $53,494,171)		71,079,508

	7-Day		Value
	Yield	Shares	(Note 2)
SHORT-TERM INVESTMENTS (1.98%)
Money Market Fund (1.98%)
State Street Institutional Treasury Plus Money Market Fund	0.030%	1,892,494	1,892,494
TOTAL MONEY MARKET FUND			1,892,494

TOTAL SHORT-TERM INVESTMENTS
(Cost $1,892,494)			1,892,494

Value
(Note 2)
TOTAL INVESTMENTS (99.38%)
(Cost $70,867,089)	$94,786,644

Other Assets In Excess Of Liabilities (0.62%)	588,678

NET ASSETS (100.00%)	$95,375,322

(a)	Non-Income Producing Security.
(b)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as level 3 assets. See also Note 2 to the financial statements for additional information.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments.

Clough China Fund

STATEMENT OF INVESTMENTS

January 31, 2021 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCKS (92.84%)
Communications (26.06%)
Entertainment Content (6.72%)
Bilibili, Inc., Sponsored ADR(a)	13,600	$1,548,904
NetEase, Inc., ADR(b)	10,825	1,244,767
Sea, Ltd., ADR(a)	2,490	539,608
		3,333,279

Internet Media & Services (14.98%)
Baidu, Inc., Sponsored ADR(a)	2,200	517,044
Kuaishou Technology(a)(c)	600	8,900
Tencent Holdings, Ltd.	77,500	6,905,506
		7,431,450

Telecommunications (4.36%)
21Vianet Group, Inc., ADR(a)	25,800	973,434
GDS Holdings, Ltd., ADR(a)	11,495	1,190,422
		2,163,856

TOTAL COMMUNICATIONS		12,928,585

Consumer Discretionary (33.10%)
Apparel & Textile Products (0.66%)
Samsonite International SA(a)	226,200	325,257

Automotive (3.38%)
BYD Co., Ltd., Class H	29,130	879,832
Geely Automobile Holdings, Ltd.	65,000	235,612
Tesla, Inc.(a)	710	563,406
		1,678,850

Consumer Services (4.31%)
Cathay Media And Education Group, Inc.(a)	578,000	505,411
New Oriental Education & Technology Group, Inc., Sponsored ADR(a)(b)	5,200	871,000
TAL Education Group, ADR(a)(b)	9,900	761,112
		2,137,523

E-Commerce Discretionary (22.89%)
Alibaba Group Holding, Ltd., Sponsored ADR(a)(b)	17,447	4,428,572
Hong Kong Television Network, Ltd.(a)	585,000	1,105,157
JD.com, Inc., ADR(a)	16,300	1,445,647
Meituan, Class B(a)	67,600	3,116,995
Pinduoduo, Inc., ADR(a)	7,600	1,259,396
		11,355,767

Leisure Facilities & Services (0.89%)
Shangri-La Asia, Ltd.(a)	518,000	440,176

Retail - Discretionary (0.97%)
Li Ning Co., Ltd.	77,343	481,832

TOTAL CONSUMER DISCRETIONARY		16,419,405
		Value
	Shares	(Note 2)
Consumer Staples (0.03%)
Retail - Consumer Staples (0.03%)
JD Health International, Inc.(a)(c)	758	$14,919

TOTAL CONSUMER STAPLES		14,919

Energy (1.30%)
Renewable Energy (1.30%)
Xinyi Solar Holdings, Ltd.	294,000	643,272

TOTAL ENERGY		643,272

Financials (9.64%)
Banking (4.91%)
Bank of China, Ltd., Class H	1,026,437	347,433
China Construction Bank Corp., Class H	1,320,080	999,854
China Merchants Bank Co., Ltd., Class H	62,000	474,788
Industrial & Commercial Bank of China, Ltd., Class H	961,967	613,610
		2,435,685

Institutional Financial Services (2.10%)
Hong Kong Exchanges and Clearing, Ltd.	16,300	1,042,095

Insurance (2.63%)
AIA Group, Ltd.	59,792	720,897
Ping An Insurance Group Co. of China, Ltd., Class H	49,765	586,122
		1,307,019

TOTAL FINANCIALS		4,784,799

Health Care (5.09%)
Biotech & Pharma (1.70%)
Moderna, Inc.(a)	2,510	434,632
Zai Lab, Ltd., ADR(a)	2,560	409,779
		844,411

Health Care Facilities & Services (3.39%)
Wuxi Biologics Cayman, Inc.(a)	120,000	1,680,231

TOTAL HEALTH CARE		2,524,642

Industrials (0.99%)
Transportation & Logistics (0.99%)
China Merchants Port Holdings Co., Ltd.	354,000	492,785

TOTAL INDUSTRIALS		492,785

Materials (2.19%)
Construction Materials (2.19%)
Xinyi Glass Holdings, Ltd.	450,000	1,088,539

TOTAL MATERIALS		1,088,539

			Value
		Shares	(Note 2)
Real Estate (1.50%)
Real Estate Owners & Developers (0.45%)
KWG Group Holdings, Ltd.		169,228	$224,219

Real Estate Services (1.05%)
Powerlong Commercial Management Holdings, Ltd.		174,500	519,743

TOTAL REAL ESTATE			743,962

Technology (12.94%)
Semiconductors (8.64%)
Broadcom, Inc.		2,130	959,565
Infineon Technologies AG		13,594	544,624
Lam Research Corp.(b)		665	321,827
Micron Technology, Inc.(a)		18,100	1,416,687
Renesas Electronics Corp.(a)		24,500	279,580
Taiwan Semiconductor Manufacturing Co., Ltd.		36,000	760,802
			4,283,085

Technology Hardware (4.30%)
Hon Hai Precision Industry Co., Ltd.		192,000	763,605
Samsung Electronics Co., Ltd.		14,921	1,090,830
Silergy Corp.		3,000	279,743
			2,134,178

TOTAL TECHNOLOGY			6,417,263

TOTAL COMMON STOCKS
(Cost $27,357,922)			46,058,171

SHORT TERM INVESTMENTS (2.16%)
Money Market Fund (2.16%)
Blackrock Liquidity Funds, T-Fund	0.030%	1,070,432	1,070,432

TOTAL SHORT TERM INVESTMENTS
(Cost $1,070,432)			1,070,432

TOTAL INVESTMENTS (95.00%)
(Cost $28,428,354)			$47,128,603

Other Assets In Excess Of Liabilities (5.00%)			2,481,471

NET ASSETS (100.00%)			$49,610,074

(a)	Non-Income Producing Security.
(b)	Security, or portion of security, is being held as collateral for total return swap contracts aggregating a total market value of $2,164,348.
(c)	Security, or a portion of security, is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2021, the aggregate market value of those securities was $23,819, representing 0.05% of net assets.

TOTAL RETURN SWAP CONTRACTS(a)

Swap	Reference	Notional	Floating Rate/Fixed Amount	Termination		Unrealized
Counterparty	Obligation	Amount	Paid by Fund*	Date	Value	Appreciation
Morgan Stanley	C&S Paper Co., Ltd.	$295,967	1D FEDEF + 255 BPS	1/3/2022	$365,655	$69,688
Morgan Stanley	China International Travel SER	296,430	1D FEDEF + 250 BPS	1/3/2022	672,658	376,228
Morgan Stanley	Contemporary Amperex Technology Co., Ltd.	117,690	1D FEDEF + 250 BPS	1/3/2022	219,236	101,546
Morgan Stanley	Kweichow Moutai Co., Ltd.	540,199	1D FEDEF + 250 BPS	1/3/2022	929,235	389,036
Morgan Stanley	Proya Cosmetics Co., Ltd.	188,363	1D FEDEF + 250 BPS	1/3/2022	224,554	36,191
Morgan Stanley	Sany Heavy Industry Co., Ltd.	248,724	1D FEDEF + 250 BPS	1/3/2022	535,434	286,710
Morgan Stanley	Shenzhen Mindray Bio-Med Electronics Co., Ltd.	178,966	1D FEDEF + 250 BPS	1/3/2022	305,366	126,400
Morgan Stanley	Wuliangye Yibin Co., Ltd.	471,354	1D FEDEF + 255 BPS	1/3/2022	657,913	186,559
Morgan Stanley	Zoomlion Heavy Industry Science & Tech, Ltd.	596,628	1D FEDEF + 255 BPS	1/3/2022	933,847	337,219
		$2,934,321			$4,843,898	$1,909,577

(a)	For long positions in the total return swap, the Fund receives payments based on any positive return of the Reference Obligation less the rate paid by the Fund. The Fund makes payments on any negative return of such Reference Obligations plus the rate paid by the Fund. For the short positions in the total return swap, the Fund makes payments based on any positive return of the Reference Obligation less the rate received by the Fund. The Fund receives payments on any negative return of such Reference Obligations plus the rate received by the Fund.
*	Payments made when swap contract closes.

Investment Abbreviations:
1D FEDEF - Federal Funds Effective Rate (Daily)

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments.

RiverFront Asset Allocation Aggressive

STATEMENT OF INVESTMENTS

January 31, 2021 (Unaudited)

		Value
	Shares	(Note 2)
EXCHANGE TRADED FUNDS (97.00%)
Equity (97.00%)
First Trust RiverFront Dynamic Asia Pacific ETF(a)	14,735	$829,875
First Trust RiverFront Dynamic Developed International ETF(a)	57,893	3,673,311
First Trust RiverFront Dynamic Emerging Markets ETF(a)	42,019	3,016,729
First Trust RiverFront Dynamic Europe ETF(a)	24,331	1,576,720
RiverFront Dynamic US Dividend Advantage ETF(a)	196,376	7,435,286
RiverFront Dynamic US Flex-Cap ETF(a)	191,363	7,500,301
		24,032,222
TOTAL EXCHANGE TRADED FUNDS
(Cost $20,437,097)		24,032,222

	7-Day		Value
	Yield	Shares	(Note 2)
SHORT-TERM INVESTMENTS (3.00%)
Money Market Fund (3.00%)
State Street Institutional Treasury Plus Money Market Fund	0.030%	742,756	742,756

TOTAL MONEY MARKET FUND			742,756

TOTAL SHORT-TERM INVESTMENTS
(Cost $742,756)			742,756

TOTAL INVESTMENTS (100.00%)
(Cost $21,179,853)			$24,774,978

Other Assets In Excess Of Liabilities (0.00%)			665

NET ASSETS (100.00%)			$24,775,643

(a)	Affiliated Company. See Note 4 in Notes to Quarterly Statement of Investments.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments.

RiverFront Asset Allocation Growth & Income

STATEMENT OF INVESTMENTS

January 31, 2021 (Unaudited)

		Value
	Shares	(Note 2)
EXCHANGE TRADED FUNDS (98.88%)
Debt (24.99%)
RiverFront Dynamic Core Income ETF(a)	482,043	$12,496,965
RiverFront Dynamic Unconstrained Income ETF(a)	41,935	1,075,423
Riverfront Strategic Income Fund(a)	67,390	1,664,567
		15,236,955
Equity (73.89%)
First Trust RiverFront Dynamic Developed International ETF(a)	156,180	9,909,621
First Trust RiverFront Dynamic Emerging Markets ETF(a)	77,957	5,596,876
RiverFront Dynamic US Dividend Advantage ETF(a)	563,154	21,322,418
RiverFront Dynamic US Flex-Cap ETF(a)	210,008	8,231,075
		45,059,990
TOTAL EXCHANGE TRADED FUNDS
(Cost $51,348,583)		60,296,945

	7-Day		Value
	Yield	Shares	(Note 2)
SHORT-TERM INVESTMENTS (1.29%)
Money Market Fund (1.29%)
State Street Institutional Treasury Plus Money Market Fund	0.030%	787,125	787,125

TOTAL MONEY MARKET FUND			787,125

TOTAL SHORT-TERM INVESTMENTS
(Cost $787,125)			787,125

TOTAL INVESTMENTS (100.17%)
(Cost $52,135,708)			$61,084,070

Liabilities In Excess Of Other Assets (-0.17%)			(100,807)

NET ASSETS (100.00%)			$60,983,263

(a)	Affiliated Company. See Note 4 in Notes to Quarterly Statement of Investments.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments.

RiverFront Asset Allocation Moderate

STATEMENT OF INVESTMENTS

January 31, 2021 (Unaudited)

		Value
	Shares	(Note 2)
EXCHANGE TRADED FUNDS (98.07%)
Debt (43.68%)
RiverFront Dynamic Core Income ETF(a)	730,856	$18,947,442
RiverFront Dynamic Unconstrained Income ETF(a)	33,108	849,054
Riverfront Strategic Income Fund(a)	55,263	1,365,024
		21,161,520
Equity (54.39%)
First Trust RiverFront Dynamic Developed International ETF(a)	43,782	2,777,968
RiverFront Dynamic US Dividend Advantage ETF(a)	470,088	17,798,707
RiverFront Dynamic US Flex-Cap ETF(a)	147,176	5,768,431
		26,345,106
TOTAL EXCHANGE TRADED FUNDS
(Cost $41,625,866)		47,506,626

	7-Day		Value
	Yield	Shares	(Note 2)
SHORT-TERM INVESTMENTS (2.02%)
Money Market Fund (2.02%)
State Street Institutional Treasury Plus Money Market Fund	0.030%	981,164	981,164

TOTAL MONEY MARKET FUND			981,164

TOTAL SHORT-TERM INVESTMENTS
(Cost $981,164)			981,164

TOTAL INVESTMENTS (100.09%)
(Cost $42,607,030)			$48,487,790

Liabilities In Excess Of Other Assets (-0.09%)			(45,491)

NET ASSETS (100.00%)			$48,442,299

(a)	Affiliated Company. See Note 4 in Notes to Quarterly Statement of Investments.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments.

Notes to Quarterly Statements of Investments

January 31, 2021 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of multiple separate portfolios or series. This report includes the statements of investments of the following funds: ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund, ALPS | Kotak India Growth Fund, ALPS | Red Rocks Global Opportunity Fund, Clough China Fund, RiverFront Asset Allocation Aggressive, RiverFront Asset Allocation Growth & Income , RiverFront Asset Allocation Moderate, ALPS | Smith Total Return Bond Fund and ALPS | Smith Short Duration Bond Fund, ALPS | Smith Balanced Opportunity Fund, and ALPS | Smith Credit Opportunities Fund (each, a “Fund” and collectively, the “Funds”). Prior to March 31, 2020, the ALPS | Red Rocks Global Opportunity Fund was known as the ALPS | Red Rocks Listed Private Equity Fund.

The ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund seeks to maximize real returns (returns after inflation), consistent with prudent investment management. ALPS | Kotak India Growth Fund’s investment goal is long-term capital appreciation. ALPS | Red Rocks Global Opportunity Fund seeks to maximize total return, which consists of appreciation on its investments and a variable income stream. The Clough China Fund seeks to provide investors with long-term capital appreciation. The RiverFront Asset Allocation Aggressive seeks to achieve long-term capital appreciation, the RiverFront Asset Allocation Growth & Income seeks to achieve long-term growth and income, and the RiverFront Asset Allocation Moderate has two primary investment objectives- it seeks (1) to provide a level of current income that exceeds the average yield on U.S. stocks, and (2) growth of capital. The ALPS | Smith Total Return Bond Fund capital seeks to obtain maximum total return, consistent with preservation of capital. The ALPS | Smith Short Duration Bond Fund seeks as high a level of current income as is consistent with preservation of capital. The ALPS | Smith Balanced Opportunity Fund seeks long-term capital growth, consistent with preservation of capital and balanced by current income. The ALPS | Smith Credit Opportunities Fund seeks to obtain maximum risk-adjusted return with a secondary focus on high current income.

The classes of each Fund differ principally in the applicable distribution and shareholder service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income and realized gains/losses from the Fund pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends to shareholders are determined separately for each class based on income and expenses allocable to each class. Realized gain distributions to shareholders are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

Basis of Consolidation for the ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund

CoreCommodity Management Cayman Commodity Fund Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on April 23, 2010 and is a wholly owned subsidiary of the ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund (the “CoreCommodity Fund”). The Subsidiary acts as an investment vehicle for the CoreCommodity Fund in order to effect certain commodity-related investments on behalf of the CoreCommodity Fund. CoreCommodity Fund is the sole shareholder of the Subsidiary pursuant to a subscription agreement dated as of June 14, 2010, and it is intended that the CoreCommodity Fund will remain the sole shareholder and will continue to wholly own and control the Subsidiary. Under the Articles of Association of the Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to vote at general meetings of the Subsidiary and certain rights in connection with any winding-up or repayment of capital, as well as the right to participate in the profits or assets of the Subsidiary. The CoreCommodity Fund may invest up to 25% of its total assets in shares of the Subsidiary. As a wholly owned subsidiary of the CoreCommodity Fund, the financial statements of the Subsidiary are included in the consolidated financial statements and financial highlights of the CoreCommodity Fund. All investments held by the Subsidiary are disclosed in the accounts of the CoreCommodity Fund. As of January 31, 2021, net assets of the CoreCommodity Fund were $601,222,338, of which $138,712,936 or 23.07% represented the CoreCommodity Fund’s ownership of all issued shares and voting rights of the Subsidiary.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. Each Fund is considered an investment company for financial reporting purposes, and follows accounting policies in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including policies specific to investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds and subsidiaries, as applicable, in preparation of their financial statements. The Funds are considered investment companies under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading. For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board, which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers-dealers that make a market in the security. Investments in nonexchange traded funds are fair valued at their respective net asset values. Bonds may be purchased and held as odd lots. Pricing services value such securities based on bid prices for round lots; round lot prices may reflect more favorable pricing than odd lot holdings. A Fund may, in consideration of the foregoing, purchase securities suitable for its investment strategies in odd lots. Special valuation considerations may apply with respect to a Fund’s odd-lot positions, as the Fund may receive different prices when it sells such positions than it would receive for sales of institutional round lot positions. Pricing vendors generally value securities assuming orderly transactions of institutional round lot sizes, but a Fund may hold or transact in such securities in smaller, odd lot sizes. The ALPS | Smith Total Return Bond Fund and the ALPS | Smith Short Duration Bond Fund have odd lot pricing policies it employs to value odd lot securities.

Futures contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or comparable over the counter market, and that are freely transferable, are valued at their closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument acquired on the day on which the instrument is being valued. A settlement price may not be used if the market makes a limit move with respect to a particular commodity. Over-the-counter swap contracts are valued based on quotes received from independent pricing services or one or more dealers that make markets in such investments.

Option contracts are valued using the National Best Bid and Offer price (“NBBO”). In the event there is no NBBO price available, option contracts are valued at the mean between the last bid and ask.

For ALPS | Kotak India Growth Fund, ALPS | Red Rocks Global Opportunity Fund, and Clough China Fund, who hold equity securities that are primarily traded on foreign securities exchanges, such securities are valued at the closing values of such securities on their respective foreign exchanges, except when an event occurs subsequent to the close of the foreign exchange and the close of the NYSE that was likely to have changed such value. In such an event, the fair value of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board. The Funds will use a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of the Fund’s portfolio is believed to have been materially affected by an valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day on the NYSE.

Forward currency exchange contracts have a value determined by the current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service. Foreign exchange rates and forward foreign currency exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time.

When such prices or quotations are not available, or when the Fair Value Committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board. The fair valuation policies and procedures (“FV Procedures”) have been adopted by the Board for the fair valuation of portfolio assets held by the Fund(s) in the event that (1) market quotations for the current price of a portfolio security or asset are not readily available, or (2) available market quotations that would otherwise be used to value a portfolio security or asset in accordance with the Fund’s Pricing Procedures appear to be unreliable. The Pricing Procedures reflect certain pricing methodologies (or “logics”) that are not “readily available market quotations” and thus are viewed and treated as fair valuations. The Fair Value Committee routinely meets to discuss fair valuations of portfolio securities and other instruments held by the Fund(s).

Fair Value Measurements: The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each Fund’s investments/financial instruments in the fair value hierarchy as of January 31, 2021:

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund
Common Stocks(a)
United States	$83,040,182	$103	$–	$83,040,285
Other	120,380,815	–	–	120,380,815
Master Limited Partnerships(a)	400,283	–	–	400,283
Government Bonds	–	355,181,469	–	355,181,469
Total	$203,821,280	$355,181,572	$–	$559,002,852
Other Financial Instruments
Assets
Futures Contracts	$10,203,179	$–	$–	$10,203,179
Liabilities
Total Return Swap Contracts	–	(495)	–	(495)
Futures Contracts	(6,735,030)	–	–	(6,735,030)
Total	$3,468,149	$(495)	$–	$3,467,654

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | Kotak India Growth Fund
Common Stocks
Communication Services	$–	$5,115,451	$–	$5,115,451
Consumer Discretionary	–	22,580,785	–	22,580,785
Consumer Staples	–	17,608,856	–	17,608,856
Energy	–	15,128,031	–	15,128,031
Financials	13,729,715	63,500,852	–	77,230,567
Health Care	–	14,542,814	–	14,542,814
Industrials	–	18,101,154	–	18,101,154
Information Technology	3,391,006	30,030,085	–	33,421,091
Materials	68,639	23,228,517	–	23,297,156
Real Estate	–	2,215,577	–	2,215,577
Utilities	–	1,945,345	–	1,945,345
Total	$17,189,360	$213,997,467	$–	$231,186,827

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | Smith Short Duration Bond Fund
Collateralized Mortgage Obligations	$–	$2,968,893	$–	$2,968,893
Commercial Mortgage-Backed Securities	–	1,458,506	–	1,458,506
Mortgage-Backed Securities	–	13,384,098	–	13,384,098
Corporate Bonds	–	204,985,212	–	204,985,212
Government Bonds	–	68,908,028	–	68,908,028
Short Term Investments	15,281,793	–	–	15,281,793
Total	$15,281,793	$291,704,737	$–	$306,986,530

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | Smith Total Return Bond Fund
Collateralized Mortgage Obligations	$–	$148,042,181	$–	$148,042,181
Commercial Mortgage-Backed Securities	–	51,829,393	–	51,829,393
Mortgage-Backed Securities	–	102,484,609	–	102,484,609
Corporate Bonds	–	992,491,306	–	992,491,306
Government Bonds	–	369,051,083	–	369,051,083
Preferred Stock	9,826,192	–	–	9,826,192
Short Term Investments	17,746,854	–	–	17,746,854
Total	$27,573,046	$1,663,898,572	$–	$1,691,471,618

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | Smith Credit Opportunities Fund
Common Stocks(a)	$74,839	$–	$–	$74,839
Exchange Traded Funds	638,092	–	–	638,092
Corporate Bonds	–	29,133,952	–	29,133,952
Government Bonds	–	5,162,032	–	5,162,032
Preferred Stock	1,026,188	–	–	1,026,188
Short Term Investments	1,552,794	–	–	1,552,794
Total	$3,291,913	$34,295,984	$–	$37,587,897

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | Smith Balanced Opportunity Fund
Common Stocks(a)	$10,794,888	$–	$–	$10,794,888
Collateralized Mortgage Obligations	–	1,263,327	–	1,263,327
Mortgage-Backed Securities	–	209,737	–	209,737
Corporate Bonds	–	2,629,447	–	2,629,447
Government Bonds	–	1,605,195	–	1,605,195
Short Term Investments	721,294	–	–	721,294
Total	$11,516,182	$5,707,706	$–	$17,223,888

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Total
ALPS | Red Rocks Global Opportunity Fund
Closed-End Funds	$8,197,933	$13,616,709	$–		$21,814,642
Common Stocks
Communications	12,310,658	1,016,427	–		13,327,085
Consumer, Cyclical	704,860	902,169	–		1,607,029
Consumer, Non-cyclical	5,771,491	–	–		5,771,491
Diversified	–	1,147,055	–		1,147,055
Financials	16,177,951	17,158,634	–		33,336,585
Industrials	9,786,529	–	–		9,786,529
Technology	3,455,002	–	–	*	3,455,002
Utilities	2,648,732	–	–		2,648,732
Short-Term Investments	1,892,494	–	–		1,892,494
Total	$60,945,650	$33,840,994	$–		$94,786,644

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Clough China Fund
Common Stocks
Communications	$6,014,179	$6,914,406	$–	$12,928,585
Consumer Discretionary	9,329,133	7,090,272	–	16,419,405
Consumer Staples	14,919	–	–	14,919
Energy	–	643,272	–	643,272
Financials	–	4,784,799	–	4,784,799
Health Care	844,411	1,680,231	–	2,524,642
Industrials	–	492,785	–	492,785
Materials	–	1,088,539	–	1,088,539
Real Estate	–	743,962	–	743,962
Technology	2,698,079	3,719,184	–	6,417,263
Short Term Investments	1,070,432	–	–	1,070,432
Total	$19,971,153	$27,157,450	$–	$47,128,603
Other Financial Instruments
Assets:
Total Return Swap Contracts	$–	$1,909,577	$–	$1,909,577
Total	$–	$1,909,577	$–	$1,909,577

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
RiverFront Asset Allocation Aggressive
Exchange Traded Funds	$24,032,222	$–	$–	$24,032,222
Short-Term Investments	742,756	–	–	742,756
Total	$24,774,978	$–	$–	$24,774,978

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
RiverFront Asset Allocation Growth & Income
Exchange Traded Funds	$60,296,945	$–	$–	$60,296,945
Short-Term Investments	787,125	–	–	787,125
Total	$61,084,070	$–	$–	$61,084,070

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
RiverFront Asset Allocation Moderate
Exchange Traded Funds	$47,506,626	$–	$–	$47,506,626
Short-Term Investments	981,164	–	–	981,164
Total	$48,487,790	$–	$–	$48,487,790

(a)	For detailed descriptions of country, sector and/or industry, see the accompanying Statement of Investments.
*	Security has zero market value

Fund and Class Expenses: Some expenses of the Trust can be directly attributed to a Fund or a specific share class of a Fund. Expenses which cannot be directly attributed are apportioned among all Funds in the Trust based on average net assets of each share class within a Fund.

Federal Income Taxes: The Funds comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) applicable to regulated investment companies and intend to distribute substantially all of their net taxable income and net capital gains, if any, each year. The Funds are not subject to income taxes to the extent such distributions are made.

The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return, but may extend to four years in certain jurisdictions. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Distributions to Shareholders: Each Fund, except the RiverFront Asset Allocation Growth & Income, RiverFront Asset Allocation Moderate, ALPS | Smith Total Return Bond Fund and ALPS | Smith Short Duration Bond Fund, normally pays dividends and distributes capital gains, if any, on an annual basis. RiverFront Asset Allocation Moderate normally pays dividends, if any, on a quarterly basis and distributes capital gains annually. ALPS | Smith Total Return Bond Fund and ALPS | Smith Short Duration Bond Fund declare and distribute dividends, if any, on a monthly basis and capital gains, if any, on at least an annual basis. Income dividend distributions are derived from interest and other income a Fund receives from its investments, including distributions of short-term capital gains. Capital gain distributions are derived from gains realized when a Fund sells a security it has owned for more than a year or from long-term capital gain distributions from underlying investments. Each Fund may make additional distributions and dividends at other times if its portfolio manager or managers believe doing so may be necessary for the Fund to avoid or reduce taxes.

Commodity-Linked Notes: The ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund may invest in commodity-linked notes which are derivative instruments that have characteristics of a debt security and of a commodity-linked derivative. A commodity-linked note typically provides for interest payments and a principal payment at maturity linked to the price movement of the underlying commodity, commodity index or commodity futures or option contract. Commodity-linked notes may be principal protected, partially protected, or offer no principal protection. The value of these notes will rise and fall in response to changes in the underlying commodity or related index or investment. These notes are often leveraged, increasing the volatility of each note’s value relative to the change in the underlying linked index. Commodity index-linked investments may be more volatile and less liquid than the underlying index and their value may be affected by the performance of the commodities as well as other factors, including liquidity, quality, maturity and other economic variables. Commodity-linked notes are typically issued by a bank or other financial institution and are sometimes referred to as structured notes because the terms of the notes may be structured by the issuer and the purchaser of the notes to accommodate the specific investment requirements of the purchaser.

Exchange Traded Funds (ETFs): Each Fund may invest in shares of ETFs and other similar instruments if the investment manager chooses to adjust a Fund’s exposure to the general market or industry sectors and to manage a Fund’s risk exposure. ETFs differ from traditional index funds in that their shares are listed on a securities exchange and can be traded intraday. ETF shares are shares of exchange traded investment companies that are registered under the 1940 Act and hold a portfolio of common stocks designed to track the performance of a particular index. Limitations of the 1940 Act may prohibit a Fund from acquiring more than 3% of the outstanding shares of certain ETFs. Instruments that are similar to ETFs represent beneficial ownership interests in specific “baskets” of stocks of companies within a particular industry sector or group. These securities may also be exchange traded, but unlike ETFs, the issuers of these securities are not registered as investment companies.

The portfolio manager may decide to purchase or sell short ETF shares or options on ETF shares for the same reasons it would purchase or sell (and as an alternative to purchasing or selling) futures contracts - to obtain exposure to the stock market or a particular segment of the stock market, or to hedge a Fund’s portfolio against such exposures. Depending on the market, the holding period and other factors, the use of ETF shares and options thereon can be less costly than the use of index options or stock index futures. In addition, ETF shares and options thereon can typically be purchased in smaller amounts than are available for futures contracts and can offer exposure to market sectors and styles for which there is no suitable or liquid futures contract.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis). Net realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to each Fund.

Foreign Securities: Each Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments.

Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Foreign Currency Spot Contracts: The Funds may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of the contracts is determined using current currency exchange rates supplied by a pricing service. The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Real Estate Investment Trusts (“REITs”): The Funds may invest a portion of their assets in REITs and are subject to certain risks associated with direct investment in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the “Code”), or its failure to maintain exemption from registration under the 1940 Act. Distributions that the Fund receives from REITs can be classified as ordinary income, capital gain income or return of capital by the REITs that make these distributions to the Fund. However, it is not possible for the Fund to characterize distributions received from REITs during interim periods because the REIT issuers do not report their tax characterizations until subsequent to year end. During interim periods, the REIT distributions are accounted for as ordinary income until the re characterizations are made subsequent to year end.

Treasury Inflation Protected-Securities (“TIPS”): The Funds may invest in TIPS, including structured bonds in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The adjustments to principal due to inflation/deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost. Such adjustments may have a significant impact on a Fund’s distributions and may result in a return of capital to shareholders. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

Loan Participations and Assignments: Certain Funds may invest in loan participations and assignments. The Fund considers loan participations and assignments to be investments in debt securities. Loan participations typically will result in the Fund having a contractual relationship only with the lender, not with the borrower. The Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. Under a loan participation, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower. When the Fund purchases assignments of loans from lenders, the Fund will acquire direct rights against the borrower on the loan, except that under certain circumstances such rights may be more limited than those held by the assigning lender.

Master Limited Partnerships: Certain Funds may invest in MLPs, which are publicly traded partnerships engaged in the transportation, storage and processing of minerals and natural resources. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. To qualify as a MLP and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Code. These qualifying sources include natural resource based activities such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management. MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD is paid to both common and subordinated units and is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions

COVID-19 Risks: A recent outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and has now been detected internationally. This coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this coronavirus, and other epidemics and pandemics that may arise in the future, could affect the economies of many nations, individual companies, their securities (including equity and debt), and the market in general in ways that cannot necessarily be foreseen at the present time. In addition, the impact of infectious diseases in developing or emerging market countries may be greater due to less established health care systems. Health crises caused by the recent coronavirus outbreak may exacerbate other pre-existing political, social and economic risks in certain countries. The impact of the outbreak may be short term or may last for an extended period of time.

3. DERIVATIVE INSTRUMENTS

As a part of their investment strategy, the Funds are permitted to enter in various types of derivatives contracts. In doing so, the Funds employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent in derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Cash collateral is being pledged to cover derivative obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Statements of Investments.

Risk of Investing in Derivatives: The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Funds are using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell or close out the derivative in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. In addition, use of derivatives may increase or decrease exposure to the following risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

Commodity Risk: Exposure to the commodities markets may subject the Funds to greater volatility than investments in traditional securities. Prices of various commodities may also be affected by factors, such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments, which are unpredictable. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions.

Foreign Currency Risk: Currency trading involves significant risks, including market risk, interest rate risk, country risk, counterparty credit risk and short sale risk. Market risk results from the price movement of foreign currency values in response to shifting market supply and demand. Interest rate risk arises whenever a country changes its stated interest rate target associated with its currency. Country risk arises because virtually every country has interfered with international transactions in its currency.

Interest Rate Risk: Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of fixed income securities held by the Funds are likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities.

Swap Contracts: Each Fund may enter into swap transactions for hedging purposes or to seek to increase total return. At the present time, the CoreCommodity Fund and Clough China Fund primarily enter into swap transactions for the purpose of increasing total return. Swap agreements may be executed in a multilateral or other trade facility program, such as a registered exchange (“centrally cleared swaps”) or may be privately negotiated in the over-the counter market. The duration of a swap agreement typically ranges from a few weeks to more than one year. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net payment to be received by the Funds and/or the termination value at the end of the contract. Therefore, the Funds consider the creditworthiness of each counterparty to a contract in evaluating potential credit risk. Although centrally cleared swaps typically present less counterparty risk than non-centrally cleared swaps, a Fund that has entered into centrally cleared swaps is subject to the risk of the failure of the CCP.

Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index. Entering into these agreements involves, to varying degrees, market risk, liquidity risk and elements of credit, legal and documentation risk that are not directly reflected in the amounts recognized in the Statements of Assets and Liabilities.

The Funds may pay or receive cash as collateral on these contracts which may be recorded as an asset and/or liability. The Funds must set aside liquid assets, or engage in other appropriate measures, to cover its obligations under these contracts. Swaps are marked to market daily using either pricing vendor quotations, counterparty prices or model prices and the change in value, if any, is recorded as an unrealized gain or loss. Upfront payments made and/or received by the Funds are recorded as an asset and/or liability and realized gains or losses are recognized ratably over the contract’s term/event, with the exception of forward starting interest rate swaps, whose realized gains or losses are recognized ratably from the effective start date. Periodic payments received or made on swap contracts are recorded as realized gains or losses. Gains or losses are realized upon termination of a swap contract and are recorded on the Statement of Operations.

Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (coupons plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Credit default swaps are a type of swap agreement in which the protection “buyer” is generally obligated to pay the protection “seller” an upfront and/ or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. Credit default swaps (“CDS”) are typically two-party financial contracts that transfer credit exposure between the two parties. Under a typical CDS, one party (the “seller”) receives pre-determined periodic payments from the other party (the “buyer”). The seller agrees to make compensating specific payments to the buyer if a negative credit event occurs, such as the bankruptcy or default by the issuer of the underlying debt instrument. Swap agreements held at January 31, 2021 are disclosed after the Statement of Investments.

Futures: Each Fund may invest in futures contracts in accordance with their investment objectives. Each Fund does so for a variety of reasons including for cash management, hedging or non-hedging purposes in an attempt to achieve the Fund’s investment objective. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Futures transactions may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or a futures option position. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, a Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of their contracts. With exchange traded futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of liquid assets (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to a Fund upon termination of the contract, assuming all contractual obligations have been satisfied. These amounts are included in Deposit with broker for futures contracts on the Statement of Assets and Liabilities. Each day a Fund may pay or receive cash, called “variation margin,” equal to the daily change in value of the futures contract. Such payments or receipts are recorded for financial statement purposes as unrealized gains or losses by a Fund. Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between a Fund and the broker of the amount one would owe the other if the futures contract expired. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Option Contracts: Each Fund may enter into options transactions for hedging purposes and for non-hedging purposes such as seeking to enhance return. Each Fund may write covered put and call options on any stocks or stock indices, currencies traded on domestic and foreign securities exchanges, or futures contracts on stock indices, interest rates and currencies traded on domestic and, to the extent permitted by the CFTC, foreign exchanges. A call option on an asset written by a Fund obligates the Fund to sell the specified asset to the holder (purchaser) at a stated price (the exercise price) if the option is exercised before a specified date (the expiration date). A put option on an asset written by a Fund obligates the Fund to buy the specified asset from the purchaser at the exercise price if the option is exercised before the expiration date. Premiums received when writing options are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses which are recorded on the Statement of Operations.

4. AFFILIATED COMPANIES

Funds may invest in certain securities that are considered securities issued by affiliated companies. As defined by the Investment Company Act of 1940, an affiliated person, including an affiliated company, is one in which a Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The purchases, sales, dividend income, realized gains or losses, change in unrealized gains or losses, shares and value of investments in affiliated companies for the period ended January 31, 2021 were as follows:

RiverFront Asset Allocation Aggressive

Security Name	Market Value as of October 31, 2020	Purchases	Sales	Market Value as of January 31, 2021	Share Balance as of January 31, 2021	Dividends	Change in Unrealized Gain (Loss)	Realized Gain/Loss
First Trust RiverFront Dynamic Asia Pacific ETF	$783,725	$-	$(58,194)	$829,875	14,735	$4,896	$109,386	$(5,042)
First Trust RiverFront Dynamic Developed International ETF	3,394,461	-	(265,448)	3,673,311	57,893	8,076	536,229	8,069
First Trust RiverFront Dynamic Emerging Markets ETF	2,753,585	-	(207,058)	3,016,729	42,019	3,639	449,430	20,772
First Trust RiverFront Dynamic Europe ETF	1,451,594	-	(113,513)	1,576,720	24,331	14,888	241,194	(2,555)
RiverFront Dynamic US Dividend Advantage ETF	7,066,248	-	(548,967)	7,435,286	196,376	36,677	840,814	77,191
RiverFront Dynamic US Flex-Cap ETF	6,940,799	-	(459,811)	7,500,301	191,363	52,748	956,302	63,011
	$22,390,412	$-	$(1,652,991)	$24,032,222		$120,924	$3,133,355	$161,446

RiverFront Asset Allocation Growth & Income

Security Name	Market Value as of October 31, 2020	Purchases	Sales	Market Value as of January 31, 2021	Share Balance as of January 31, 2021	Dividends	Change in Unrealized Gain (Loss)	Realized Gain/Loss
RiverFront Dynamic Core Income ETF	$13,323,893	$-	$(795,420.00)	$12,496,965	482,043	$56,207	$(73,258)	$41,750
RiverFront Dynamic Unconstrained Income ETF	1,120,785	-	(68,472)	1,075,423	41,935	11,431	21,837	1,273
Riverfront Strategic Income Fund	1,752,818	-	(99,959)	1,664,567	67,390	13,038	10,210	1,498
First Trust RiverFront Dynamic Developed International ETF	9,191,264	-	(756,009)	9,909,621	156,180	21,787	1,449,979	24,387
First Trust RiverFront Dynamic Emerging Markets ETF	5,062,398	-	(332,845)	5,596,876	77,957	6,751	818,807	48,516
RiverFront Dynamic US Dividend Advantage ETF	20,058,777	-	(1,329,914)	21,322,418	563,154	103,208	2,421,700	171,855
RiverFront Dynamic US Flex-Cap ETF	7,594,579	-	(473,051)	8,231,075	210,008	56,610	1,050,077	59,470
	$58,104,514	$-	$(3,855,670)	$60,296,945		$269,032	$5,699,352	$348,749

RiverFront Asset Allocation Moderate

Security Name	Market Value as of October 31, 2020	Purchases	Sales	Market Value as of January 31, 2021	Share Balance as of January 31, 2021	Dividends	Change in Unrealized Gain (Loss)	Realized Gain/Loss
RiverFront Dynamic Core Income ETF	$19,601,582	$-	$(604,668)	$18,947,442	730,856	$84,554	$(99,291)	$49,819
RiverFront Dynamic Unconstrained Income ETF	858,377	-	(27,017)	849,054	33,108	8,955	17,457	237
Riverfront Strategic Income Fund	1,394,780	-	(38,938)	1,365,024	55,263	10,646	8,633	549
First Trust RiverFront Dynamic Developed International ETF	2,499,730	-	(125,838)	2,777,968	43,782	6,108	398,824	5,252
RiverFront Dynamic US Dividend Advantage ETF	16,246,515	-	(562,810)	17,798,707	470,088	86,194	2,035,075	79,927
RiverFront Dynamic US Flex-Cap ETF	5,163,846	-	(156,693)	5,768,431	147,176	39,628	740,130	21,148
	$45,764,830	$-	$(1,515,964)	$47,506,626		$236,085	$3,100,828	$156,932